UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2022

Date of reporting period:	1/31/2022

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery,go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s port folio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. ©2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

March 15, 2022

PGIM Jennison Diversified Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges)	Average Annual Total Returns as of 1/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	-5.02	4.86	18.15	15.64	—
Class C	-5.49	9.15	18.48	15.38	—
Class Z	-4.93	11.28	N/A	N/A	19.76(09/27/2017)
Class R6	-4.94	11.14	N/A	N/A	19.74(09/27/2017)
Russell 1000® Growth Index
	-0.06	17.52	22.28	18.03	—

Average Annual Total Returns as of 1/31/22 Since Inception (%)
					Class Z, Class R6 (09/27/2017)
Russell 1000® Growth Index					21.68

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Diversified Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Jennison Diversified Growth Fund (as of 01/31/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	6.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	6.1%
Tesla, Inc.	Automobiles	6.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	5.0%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	5.0%
Visa, Inc. (Class A Stock)	IT Services	3.3%
Mastercard, Inc. (Class A Stock)	IT Services	3.1%
Shopify,Inc. (Canada) (Class A Stock)	IT Services	2.9%
Netflix, Inc.	Entertainment	2.5%

Holdings reflect only long-term investments.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Diversified Growth Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 949.80	1.13%	$ 5.55
	Hypothetical	$1,000.00	$1,019.51	1.13%	$ 5.75
Class C	Actual	$1,000.00	$ 945.10	2.11%	$10.34
	Hypothetical	$1,000.00	$1,014.57	2.11%	$10.71
Class Z	Actual	$1,000.00	$ 950.70	0.92%	$ 4.52
	Hypothetical	$1,000.00	$1,020.57	0.92%	$ 4.69
Class R6	Actual	$1,000.00	$ 950.60	0.92%	$ 4.52
	Hypothetical	$1,000.00	$1,020.57	0.92%	$ 4.69

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Air Freight & Logistics 1.6%

C.H. Robinson Worldwide, Inc.	7,300	$763,945

United Parcel Service, Inc. (Class B Stock)	21,862	4,420,715

		5,184,660

Automobiles 6.1%

Tesla, Inc.*	20,780	19,465,042

Beverages 1.1%

Coca-Cola Co. (The)	12,573	767,079

PepsiCo, Inc.	16,746	2,905,766

		3,672,845

Biotechnology 0.8%

Moderna, Inc.*	15,737	2,664,746

Capital Markets 1.3%

Blackstone, Inc.	6,720	886,839

MSCI, Inc.	1,543	827,233

T. Rowe Price Group, Inc.	15,438	2,384,090

		4,098,162

Commercial Services & Supplies 0.5%

Copart, Inc.*	6,081	785,969

Waste Management, Inc.	5,065	761,979

		1,547,948

Communications Equipment 0.4%

Arista Networks, Inc.*	9,467	1,176,843

Consumer Finance 1.2%

American Express Co.(a)	17,281	3,107,469

Synchrony Financial	16,517	703,459

		3,810,928

Containers & Packaging 0.3%

Crown Holdings, Inc.	7,005	801,372

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.5%

Keysight Technologies, Inc.*	14,025	$2,367,700

Zebra Technologies Corp. (Class A Stock)*	4,556	2,319,551

		4,687,251

Entertainment 3.0%

Netflix, Inc.*	18,804	8,031,940

ROBLOX Corp. (Class A Stock)*	11,891	783,141

Roku, Inc.*	5,073	832,226

		9,647,307

Equity Real Estate Investment Trusts (REITs) 0.2%

American Tower Corp.	3,088	776,632

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	8,681	4,385,033

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	10,754	5,082,018

Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc. (Class A Stock)*	26,437	4,070,505

Marriott International, Inc. (Class A Stock)*	4,719	760,325

McDonald’s Corp.	2,999	778,091

		5,608,921

Interactive Media & Services 7.7%

Alphabet, Inc. (Class A Stock)*	6,957	18,826,129

Meta Platforms, Inc. (Class A Stock)*	19,256	6,032,135

		24,858,264

Internet & Direct Marketing Retail 5.0%

Amazon.com, Inc.*	5,395	16,138,981

IT Services 12.4%
Accenture PLC (Class A Stock)	14,279	5,048,769

Adyen NV (Netherlands), 144A*	1,230	2,496,434

FleetCor Technologies, Inc.*	3,348	797,694

Gartner, Inc.*	2,687	789,682

Mastercard, Inc. (Class A Stock)	25,820	9,976,332

PayPal Holdings, Inc.*	4,772	820,498

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

Shopify, Inc. (Canada) (Class A Stock)*	9,609	$9,265,382
Visa, Inc. (Class A Stock)	46,553	10,528,892

		39,723,683

Life Sciences Tools & Services 1.7%

Agilent Technologies, Inc.	18,258	2,543,705
Bruker Corp.	11,651	775,957
Thermo Fisher Scientific, Inc.	3,658	2,126,395

		5,446,057

Machinery 0.6%

Deere & Co.	5,275	1,985,510

Media 1.8%
Altice USA, Inc. (Class A Stock)*	116,794	1,684,169
Cable One, Inc.	513	792,447
Charter Communications, Inc. (Class A Stock)*	1,350	801,009
Nexstar Media Group, Inc. (Class A Stock)	14,229	2,353,192

		5,630,817

Multiline Retail 1.7%

Target Corp.	24,424	5,383,782

Oil, Gas & Consumable Fuels 0.2%

Texas Pacific Land Corp.	731	785,825

Personal Products 1.2%

Estee Lauder Cos., Inc. (The) (Class A Stock)	12,590	3,925,436

Pharmaceuticals 1.6%

Eli Lilly & Co.	5,991	1,470,132
Zoetis, Inc.	18,412	3,678,533

		5,148,665

Professional Services 0.2%

Robert Half International, Inc.	6,744	763,825

Real Estate Management & Development 0.7%

CBRE Group, Inc. (Class A Stock)*	23,498	2,381,287

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 1.8%

J.B. Hunt Transport Services, Inc.	12,586	$2,423,308
Old Dominion Freight Line, Inc.	5,927	1,789,539
Uber Technologies, Inc.*	21,534	805,372
Union Pacific Corp.	3,059	748,079

		5,766,298

Semiconductors & Semiconductor Equipment 7.6%

Advanced Micro Devices, Inc.*	13,112	1,498,046
Broadcom, Inc.	1,345	788,009
Micron Technology, Inc.	9,142	752,112
NVIDIA Corp.	65,802	16,112,278
QUALCOMM, Inc.	9,423	1,656,186
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	22,493	2,758,317
Texas Instruments, Inc.	4,200	753,858

		24,318,806

Software 15.7%

Adobe, Inc.*	9,751	5,209,959
Atlassian Corp. PLC (Class A Stock)*	17,373	5,634,759
Cadence Design Systems, Inc.*	11,031	1,678,256
HubSpot, Inc.*	2,614	1,277,723
Intuit, Inc.	7,262	4,032,080
Microsoft Corp.	65,654	20,417,081
NortonLifeLock, Inc.	29,573	769,194
Oracle Corp.	26,316	2,135,807
Palo Alto Networks, Inc.*	1,574	814,388
salesforce.com, Inc.*	32,538	7,569,315
Zoom Video Communications, Inc. (Class A Stock)*	5,340	823,855

		50,362,417

Specialty Retail 4.2%

Bath & Body Works, Inc.	44,511	2,495,732
Home Depot, Inc. (The)	2,946	1,081,123
Lowe’s Cos., Inc.	19,972	4,740,354
RH*	1,978	796,778
Ulta Beauty, Inc.*	5,081	1,848,163
Williams-Sonoma, Inc.	15,824	2,540,385

		13,502,535

Technology Hardware, Storage & Peripherals 7.5%

Apple, Inc.	112,603	19,680,752

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (cont’d.)

Dell Technologies, Inc. (Class C Stock)*	34,505	$1,960,229
HP, Inc.	69,642	2,557,951

		24,198,932

Textiles, Apparel & Luxury Goods 3.8%

Columbia Sportswear Co.	15,686	1,456,759
Deckers Outdoor Corp.*	2,507	802,817
Kering SA (France)	3,310	2,467,275
LVMH Moet Hennessy Louis Vuitton SE (France)	5,840	4,795,400
NIKE, Inc. (Class B Stock)	13,997	2,072,536
VF Corp.	11,269	734,851

		12,329,638

Trading Companies & Distributors 0.8%

United Rentals, Inc.*	7,670	2,455,320

TOTAL LONG-TERM INVESTMENTS (cost $205,222,648)		317,715,786

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUND 0.9%
PGIM Institutional Money Market Fund (cost $2,837,781; includes $2,837,775 of cash collateral for securities on loan)(b)(wa)	2,839,769	2,837,781

UNAFFILIATED FUND 1.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $3,889,567)	3,889,567	3,889,567

TOTAL SHORT-TERM INVESTMENTS (cost $6,727,348)		6,727,348

TOTAL INVESTMENTS 101.0% (cost $211,949,996)		324,443,134
Liabilities in excess of other assets (1.0)%		(3,184,935)

NET ASSETS 100.0%		$321,258,199

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    13

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,823,174; cash collateral of $2,837,775 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Air Freight & Logistics	$5,184,660	$—	$—
Automobiles	19,465,042	—	—
Beverages	3,672,845	—	—
Biotechnology	2,664,746	—	—
Capital Markets	4,098,162	—	—
Commercial Services & Supplies	1,547,948	—	—
Communications Equipment	1,176,843	—	—
Consumer Finance	3,810,928	—	—
Containers & Packaging	801,372	—	—
Electronic Equipment, Instruments & Components	4,687,251	—	—
Entertainment	9,647,307	—	—
Equity Real Estate Investment Trusts (REITs)	776,632	—	—
Food & Staples Retailing	4,385,033	—	—
Health Care Providers & Services	5,082,018	—	—
Hotels, Restaurants & Leisure	5,608,921	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Interactive Media & Services	$24,858,264	$—	$—
Internet & Direct Marketing Retail	16,138,981	—	—
IT Services	37,227,249	2,496,434	—
Life Sciences Tools & Services	5,446,057	—	—
Machinery	1,985,510	—	—
Media	5,630,817	—	—
Multiline Retail	5,383,782	—	—
Oil, Gas & Consumable Fuels	785,825	—	—
Personal Products	3,925,436	—	—
Pharmaceuticals	5,148,665	—	—
Professional Services	763,825	—	—
Real Estate Management & Development	2,381,287	—	—
Road & Rail	5,766,298	—	—
Semiconductors & Semiconductor Equipment	24,318,806	—	—
Software	50,362,417	—	—
Specialty Retail	13,502,535	—	—
Technology Hardware, Storage & Peripherals	24,198,932	—	—
Textiles, Apparel & Luxury Goods	5,066,963	7,262,675	—
Trading Companies & Distributors	2,455,320	—	—
Short-Term Investments
Affiliated Mutual Fund	2,837,781	—	—
Unaffiliated Fund	3,889,567	—	—

Total	$314,684,025	$9,759,109	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Software	15.7%
IT Services	12.4
Interactive Media & Services	7.7
Semiconductors & Semiconductor Equipment	7.6
Technology Hardware, Storage & Peripherals	7.5
Automobiles	6.1
Internet & Direct Marketing Retail	5.0
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	3.8
Entertainment	3.0
Road & Rail	1.8
Media	1.8
Hotels, Restaurants & Leisure	1.7

Life Sciences Tools & Services	1.7%
Multiline Retail	1.7
Air Freight & Logistics	1.6
Pharmaceuticals	1.6
Health Care Providers & Services	1.6
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.4
Capital Markets	1.3
Personal Products	1.2
Unaffiliated Fund	1.2
Consumer Finance	1.2
Beverages	1.1

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    15

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Affiliated Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Biotechnology	0.8
Trading Companies & Distributors	0.8
Real Estate Management & Development	0.7
Machinery	0.6
Commercial Services & Supplies	0.5
Communications Equipment	0.4
Containers & Packaging	0.3

Oil, Gas & Consumable Fuels	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2
Professional Services	0.2

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,823,174	$(2,823,174)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Assets

Investments at value, including securities on loan of $2,823,174:
Unaffiliated investments (cost $209,112,215)	$321,605,353
Affiliated investments (cost $2,837,781)	2,837,781
Receivable for Fund shares sold	141,411
Dividends receivable	98,840
Tax reclaim receivable	33,921
Prepaid expenses	1,660

Total Assets	324,718,966

Liabilities

Payable to broker for collateral for securities on loan	2,837,775
Payable for Fund shares purchased	214,869
Management fee payable	195,909
Affiliated transfer agent fee payable	78,011
Distribution fee payable	72,508
Accrued expenses and other liabilities	61,079
Trustees’ fees payable	616

Total Liabilities	3,460,767

Net Assets	$321,258,199

Net assets were comprised of:
Shares of beneficial interest, at par	$ 21,681
Paid-in capital in excess of par	211,427,502
Total distributable earnings (loss)	109,809,016

Net assets, January 31, 2022	$321,258,199

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    17

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Class A

Net asset value and redemption price per share, ($305,869,502 ÷ 20,459,443 shares of beneficial interest issued and outstanding)	$14.95
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price to public	$15.82

Class C

Net asset value, offering price and redemption price per share, ($6,495,575 ÷ 631,772 shares of beneficial interest issued and outstanding)	$10.28

Class Z

Net asset value, offering price and redemption price per share, ($8,072,036 ÷ 535,021 shares of beneficial interest issued and outstanding)	$15.09

Class R6

Net asset value, offering price and redemption price per share, ($821,086 ÷ 54,435 shares of beneficial interest issued and outstanding)	$15.08

See Notes to Financial Statements.

18

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $15,289 foreign withholding tax)	$ 864,378
Affiliated dividend income	2,161
Income from securities lending, net (including affiliated income of $1,583)	1,687

Total income	868,226

Expenses
Management fee	1,257,999
Distribution fee(a)	551,266
Transfer agent’s fees and expenses (including affiliated expense of $192,562)(a)	227,074
Custodian and accounting fees	32,278
Registration fees(a)	22,537
Shareholders’ reports	13,135
Audit fee	11,998
Legal fees and expenses	10,473
Trustees’ fees	6,846
Miscellaneous	10,512

Total expenses	2,144,118
Less: Fee waiver and/or expense reimbursement(a)	(3,497)
Distribution fee waiver(a)	(85,441)

Net expenses	2,055,180

Net investment income (loss)	(1,186,954)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,482))	14,806,772
Foreign currency transactions	1,013

14,807,785

Net change in unrealized appreciation (depreciation) on:
Investments	(30,144,048)
Foreign currencies	(726)

(30,144,774)

Net gain (loss) on investment and foreign currency transactions	(15,336,989)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(16,523,943)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	512,643	38,623	—	—
Transfer agent’s fees and expenses	215,477	7,651	3,872	74
Registration fees	7,783	6,541	4,281	3,932
Fee waiver and/or expense reimbursement	—	—	—	(3,497)
Distribution fee waiver	(85,441)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,186,954)	$(1,586,890)
Net realized gain (loss) on investment and foreign currency transactions	14,807,785	77,861,502
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(30,144,774)	21,923,413

Net increase (decrease) in net assets resulting from operations	(16,523,943)	98,198,025

Dividends and Distributions
Distributions from distributable earnings
Class A	(68,141,217)	(44,224,571)
Class C	(2,039,987)	(1,896,863)
Class Z	(1,926,858)	(1,066,762)
Class R6	(125,175)	(3,041)

	(72,233,237)	(47,191,237)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,232,498	7,594,178
Net asset value of shares issued in reinvestment of dividends and distributions	71,514,532	46,719,701
Cost of shares purchased	(21,906,879)	(40,349,200)

Net increase (decrease) in net assets from Fund share transactions	54,840,151	13,964,679

Total increase (decrease)	(33,917,029)	64,971,467

Net Assets:

Beginning of period	355,175,228	290,203,761

End of period	$321,258,199	$355,175,228

See Notes to Financial Statements.

20

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.58		$16.92	$13.39	$13.79	$12.79	$11.03
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.06)	(0.02)	0.03	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)		5.58	4.14	0.80	2.35	2.09
Total from investment operations	(0.58)		5.50	4.08	0.78	2.38	2.13
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.01)	(0.02)	(0.06)
Distributions from net realized gains	(4.05)		(2.84)	(0.55)	(1.17)	(1.36)	(0.31)
Total dividends and distributions	(4.05)		(2.84)	(0.55)	(1.18)	(1.38)	(0.37)
Net asset value, end of period	$14.95		$19.58	$16.92	$13.39	$13.79	$12.79
Total Return(b):	(5.02)%		35.95%	31.47%	6.93%	19.90%	19.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$305,870		$337,246	$274,044	$229,202	$197,689	$179,539
Average net assets (000)	$338,976		$303,103	$231,363	$199,190	$190,178	$169,500
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.13	%(e)	1.16%	1.22%	1.23%	1.20%	1.24%
Expenses before waivers and/or expense reimbursement	1.18	%(e)	1.21%	1.27%	1.28%	1.25%	1.29%
Net investment income (loss)	(0.65	)%(e)	(0.48)%	(0.40)%	(0.18)%	0.24%	0.38%
Portfolio turnover rate(f)	74%		153%	149%	125%	185%	181%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    21

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.73		$13.46	$10.84	$11.49	$10.93	$9.49
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.18)	(0.14)	(0.10)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.29)		4.29	3.31	0.62	1.98	1.79
Total from investment operations	(0.40)		4.11	3.17	0.52	1.92	1.75
Less Dividends and Distributions:
Distributions from net realized gains	(4.05)		(2.84)	(0.55)	(1.17)	(1.36)	(0.31)
Net asset value, end of period	$10.28		$14.73	$13.46	$10.84	$11.49	$10.93
Total Return(b):	(5.49)%		34.72%	30.34%	5.95%	18.92%	18.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,496		$8,266	$9,768	$8,698	$48,373	$49,609
Average net assets (000)	$7,662		$9,112	$8,502	$34,180	$50,985	$48,525
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.11	%(e)	2.03%	2.04%	2.01%	1.92%	1.99%
Expenses before waivers and/or expense reimbursement	2.11	%(e)	2.03%	2.04%	2.01%	1.92%	1.99%
Net investment income (loss)	(1.63	)%(e)	(1.34)%	(1.22)%	(0.91)%	(0.49)%	(0.36)%
Portfolio turnover rate(f)	74%		153%	149%	125%	185%	181%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,			September 27, 2017(a) through July 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.71		$16.98	$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)	(0.03)	0.01	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		5.62	4.15	0.80	2.29
Total from investment operations	(0.57)		5.57	4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.04)	(0.02)
Distributions from net realized gains	(4.05)		(2.84)	(0.55)	(1.17)	(1.36)
Total dividends and distributions	(4.05)		(2.84)	(0.55)	(1.21)	(1.38)
Net asset value, end of period	$15.09		$19.71	$16.98	$13.41	$13.81
Total Return(c):	(4.93)%		36.27%	31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,072		$9,295	$6,313	$5,270	$1,628
Average net assets (000)	$9,279		$7,439	$4,915	$4,485	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92	%(e)	0.95%	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	0.92	%(e)	0.95%	1.14%	1.15%	5.77	%(e)
Net investment income (loss)	(0.43	)%(e)	(0.28)%	(0.18)%	0.05%	0.70	%(e)
Portfolio turnover rate(f)	74%		153%	149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    23

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			September 27, 2017(a) through July 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.70		$16.98	$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.03)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		5.64	4.15	0.82	2.33
Total from investment operations	(0.57)		5.56	4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.04)	(0.02)
Distributions from net realized gains	(4.05)		(2.84)	(0.55)	(1.17)	(1.36)
Total dividends and distributions	(4.05)		(2.84)	(0.55)	(1.21)	(1.38)
Net asset value, end of period	$15.08		$19.70	$16.98	$13.41	$13.81
Total Return(c):	(4.94)%		36.19%	31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$821		$368	$78	$54	$12
Average net assets (000)	$581		$75	$61	$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92	%(e)	0.95%	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	2.11	%(e)	11.34%	23.28%	77.09%	283.30	%(e)
Net investment income (loss)	(0.46	)%(e)	(0.40)%	(0.19)%	(0.10)%	0.36	%(e)
Portfolio turnover rate(f)	74%		153%	149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Diversified Growth Fund    25

Notes to Financial Statements  (unaudited)

(continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

26

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the

PGIM Jennison Diversified Growth Fund    27

Notes to Financial Statements  (unaudited)

(continued)

collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers,

28

shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% on first $500 million of average daily net assets, 0.65% on next $500 million of average daily net assets and 0.60% over $1 billion of average daily net assets. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended January 31, 2022.

The Manager has contractually agreed, through November 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class Z shares and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Diversified Growth Fund    29

Notes to Financial Statements  (unaudited)

(continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2022 to limit such fees to 0.25% of the average daily net assets of Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended January 31, 2022, PIMS received $39,573 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2022, PIMS received $516 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money

30

Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were $258,984,828 and $277,760,600, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 3,811,970	$20,297,886	$24,109,856	$—	$—	$—	—	$2,161

PGIM Institutional Money Market Fund(1)(b)(wa)
5,080,173	101,441,105	103,682,015	—	(1,482)	2,837,781	2,839,769	1,583	(2)

$ 8,892,143	$121,738,991	$127,791,871	$—	$(1,482)	$2,837,781		$3,744

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison Diversified Growth Fund    31

Notes to Financial Statements  (unaudited)

(continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2022 were as follows:

Tax Basis	$212,368,551

Gross Unrealized Appreciation	120,707,917
Gross Unrealized Depreciation	(8,633,334)

Net Unrealized Appreciation	$112,074,583

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

32

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	9,949	0.1%
Class R6	1,451	2.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	26.7%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2022:
Shares sold	218,976	$3,941,237
Shares issued in reinvestment of dividends and distributions	4,069,863	67,478,335
Shares purchased	(1,040,651)	(18,706,252)

Net increase (decrease) in shares outstanding before conversion	3,248,188	52,713,320
Shares issued upon conversion from other share class(es)	37,867	730,385
Shares purchased upon conversion into other share class(es)	(48,989)	(969,585)

Net increase (decrease) in shares outstanding	3,237,066	$52,474,120

Year ended July 31, 2021:
Shares sold	368,342	$6,592,088
Shares issued in reinvestment of dividends and distributions	2,696,787	43,795,826
Shares purchased	(2,079,102)	(36,713,090)

Net increase (decrease) in shares outstanding before conversion	986,027	13,674,824
Shares issued upon conversion from other share class(es)	161,792	2,913,187
Shares purchased upon conversion into other share class(es)	(120,178)	(2,118,438)

Net increase (decrease) in shares outstanding	1,027,641	$14,469,573

Class C
Six months ended January 31, 2022:
Shares sold	17,290	$226,411
Shares issued in reinvestment of dividends and distributions	178,313	2,036,336
Shares purchased	(70,833)	(874,917)

Net increase (decrease) in shares outstanding before conversion	124,770	1,387,830
Shares purchased upon conversion into other share class(es)	(54,093)	(774,945)

Net increase (decrease) in shares outstanding	70,677	$612,885

Year ended July 31, 2021:
Shares sold	44,430	$602,537
Shares issued in reinvestment of dividends and distributions	154,106	1,893,964
Shares purchased	(117,321)	(1,604,347)

Net increase (decrease) in shares outstanding before conversion	81,215	892,154
Shares purchased upon conversion into other share class(es)	(245,962)	(3,361,195)

Net increase (decrease) in shares outstanding	(164,747)	$(2,469,041)

PGIM Jennison Diversified Growth Fund    33

Notes to Financial Statements  (unaudited)

(continued)

Class Z	Shares	Amount
Six months ended January 31, 2022:
Shares sold	27,469	$532,181
Shares issued in reinvestment of dividends and distributions	112,056	1,874,686
Shares purchased	(122,044)	(2,224,651)

Net increase (decrease) in shares outstanding before conversion	17,481	182,216
Shares issued upon conversion from other share class(es)	45,870	930,723

Net increase (decrease) in shares outstanding	63,351	$1,112,939

Year ended July 31, 2021:
Shares sold	18,443	$335,325
Shares issued in reinvestment of dividends and distributions	62,921	1,026,870
Shares purchased	(111,328)	(1,960,726)

Net increase (decrease) in shares outstanding before conversion	(29,964)	(598,531)
Shares issued upon conversion from other share class(es)	129,927	2,296,063

Net increase (decrease) in shares outstanding	99,963	$1,697,532

Class R6
Six months ended January 31, 2022:
Shares sold	29,557	$532,669
Shares issued in reinvestment of dividends and distributions	7,482	125,175
Shares purchased	(6,247)	(101,059)

Net increase (decrease) in shares outstanding before conversion	30,792	556,785
Shares issued upon conversion from other share class(es)	4,968	83,422

Net increase (decrease) in shares outstanding	35,760	$640,207

Year ended July 31, 2021:
Shares sold	3,318	$64,228
Shares issued in reinvestment of dividends and distributions	186	3,041
Shares purchased	(3,649)	(71,037)

Net increase (decrease) in shares outstanding before conversion	(145)	(3,768)
Shares issued upon conversion from other share class(es)	14,216	270,383

Net increase (decrease) in shares outstanding	14,071	$266,615

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

34

	Current SCA	Prior SCA

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2022. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $1,695,000, borrowed at a weighted average interest rate of 1.31%. The maximum loan outstanding amount during the period was $1,940,000. At January 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal

PGIM Jennison Diversified Growth Fund    35

Notes to Financial Statements  (unaudited)

(continued)

system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

36

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison Diversified Growth Fund    37

Notes to Financial Statements  (unaudited)

(continued)

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez,Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	TBDAX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V302	74440V690	74440V716

MF503E2

PGIM JENNISON RISING DIVIDEND FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery,go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

March 15, 2022

PGIM Jennison Rising Dividend Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225 1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	1.89	13.81	12.75	10.39 (03/05/2014)

Class C	1.50	18.55	13.19	10.37 (03/05/2014)

Class Z	2.03	20.72	14.32	11.47 (03/05/2014)

Class R6	2.04	20.81	N/A	13.94 (09/27/2017)

S&P 500 Index

	3.44	23.28	16.78	—

Average Annual Total Returns as of 1/31/22 Since Inception (%)

	Class A, Class C, Class Z (03/05/2014)	Class R6 (09/27/2017)

S&P 500 Index	14.03	16.48

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Rising Dividend Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Jennison Rising Dividend (as of 1/31/2022)
Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	4.6%

Chevron Corp.	Oil, Gas &Consumable Fuels	3.3%

CenterPoint Energy, Inc.	Multi-Utilities	3.2%

PNC Financial Services Group, Inc. (The)	Banks	3.2%

Eli Lilly &Co.	Pharmaceuticals	3.2%

Enbridge, Inc. (Canada)	Oil, Gas &Consumable Fuels	3.0%

Diageo PLC (United Kingdom), ADR	Beverages	2.9%

McDonald’s Corp.	Hotels, Restaurants &Leisure	2.9%

Williams Cos., Inc. (The)	Oil, Gas &Consumable Fuels	2.5%

JPMorgan Chase &Co.	Banks	2.4%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Rising Dividend Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,018.90	1.24%	$ 6.31

	Hypothetical	$1,000.00	$1,018.95	1.24%	$ 6.31

Class C	Actual	$1,000.00	$1,015.00	1.99%	$10.11

	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Z	Actual	$1,000.00	$1,020.30	0.99%	$ 5.04

	Hypothetical	$1,000.00	$1,020.21	0.99%	$ 5.04

Class R6	Actual	$1,000.00	$1,020.40	0.99%	$ 5.04

	Hypothetical	$1,000.00	$1,020.21	0.99%	$ 5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments   (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS

Aerospace & Defense 1.8%

Northrop Grumman Corp.	1,743	$644,736

Air Freight & Logistics 0.4%

FedEx Corp.	574	141,124

Banks 6.6%

Bank of America Corp.	7,724	356,385
JPMorgan Chase & Co.	5,638	837,807
PNC Financial Services Group, Inc. (The)	5,495	1,131,915

		2,326,107

Beverages 4.2%

Diageo PLC (United Kingdom), ADR(a)	5,133	1,046,875
PepsiCo, Inc.	2,636	457,399

		1,504,274

Building Products 1.7%

Johnson Controls International PLC	8,126	590,516

Capital Markets 4.3%

Goldman Sachs Group, Inc. (The)	2,357	835,981
KKR & Co., Inc.	9,661	687,477

		1,523,458

Containers & Packaging 2.9%

Avery Dennison Corp.	3,328	683,638
Crown Holdings, Inc.	3,095	354,068

		1,037,706

Diversified Consumer Services 1.3%

Service Corp. International	7,487	462,098

Diversified Financial Services 2.1%

Apollo Global Management, Inc.	10,767	753,690

Electronic Equipment, Instruments & Components 1.2%

Corning, Inc.	9,932	417,541

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    9

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 5.2%

Alexandria Real Estate Equities, Inc.	2,702	$526,458
AvalonBay Communities, Inc.	3,120	761,997
SBA Communications Corp.	1,659	539,905

		1,828,360

Food & Staples Retailing 2.0%

Sysco Corp.	3,207	250,627
Walmart, Inc.	3,154	440,961

		691,588

Food Products 2.9%

Hershey Co. (The)	4,129	813,702
Lamb Weston Holdings, Inc.	3,232	207,527

		1,021,229

Health Care Equipment & Supplies 3.8%

Abbott Laboratories	6,196	789,742
Stryker Corp.	2,318	574,980

		1,364,722

Hotels, Restaurants & Leisure 4.6%

Darden Restaurants, Inc.	1,834	256,522
McDonald’s Corp.	3,916	1,016,006
MGM Resorts International	8,625	368,460

		1,640,988

Household Durables 1.0%

D.R. Horton, Inc.	4,138	369,192

Insurance 1.8%

Marsh & McLennan Cos., Inc.	4,217	647,900

IT Services 1.1%

MasterCard, Inc. (Class A Stock)	449	173,485
Visa, Inc. (Class A Stock)	915	206,945

		380,430

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 2.2%

Caterpillar, Inc.	487	$98,160
Oshkosh Corp.	6,144	699,248

		797,408

Metals & Mining 2.4%

Freeport-McMoRan, Inc.	14,874	553,610
Steel Dynamics, Inc.	5,310	294,811

		848,421

Multi-Utilities 5.9%

CenterPoint Energy, Inc.	40,066	1,136,272
CMS Energy Corp.	9,422	606,588
Public Service Enterprise Group, Inc.	5,481	364,651

		2,107,511

Oil, Gas & Consumable Fuels 14.0%

Cheniere Energy, Inc.	5,069	567,221
Chevron Corp.	8,970	1,178,030
Enbridge, Inc. (Canada)	25,403	1,073,785
EOG Resources, Inc.	5,925	660,519
Exxon Mobil Corp.	5,149	391,118
Valero Energy Corp.	2,717	225,430
Williams Cos., Inc. (The)	29,760	891,014

		4,987,117

Pharmaceuticals 4.2%

Bristol-Myers Squibb Co.	5,620	364,682
Eli Lilly & Co.	4,554	1,117,506

		1,482,188

Road & Rail 4.1%

Canadian National Railway Co. (Canada)	4,299	523,274
TFI International, Inc. (Canada)	4,387	422,468
Union Pacific Corp.	2,011	491,790

		1,437,532

Semiconductors & Semiconductor Equipment 4.8%

ASML Holding NV (Netherlands)	357	241,760
QUALCOMM, Inc.	4,148	729,053

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,624	$567,041
Universal Display Corp.	1,157	177,611

		1,715,465

Software 3.9%

Intuit, Inc.	1,204	668,497
Microsoft Corp.	2,318	720,852

		1,389,349

Specialty Retail 1.4%

Home Depot, Inc. (The)	1,021	374,687
Ross Stores, Inc.	1,076	105,179

		479,866

Technology Hardware, Storage & Peripherals 4.6%

Apple, Inc.	9,431	1,648,350

Textiles, Apparel & Luxury Goods 0.4%

NIKE, Inc. (Class B Stock)	993	147,033

TOTAL LONG-TERM INVESTMENTS (cost $25,877,058)		34,385,899

SHORT-TERM INVESTMENTS 5.5%

AFFILIATED MUTUAL FUND 1.0%
PGIM Institutional Money Market Fund (cost $329,711; includes $329,680 of cash collateral for securities on loan)(b)(wa)	329,942	329,711

UNAFFILIATED FUND 4.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,603,737)	1,603,737	1,603,737

TOTAL SHORT-TERM INVESTMENTS (cost $1,933,448)		1,933,448

TOTAL INVESTMENTS 102.3% (cost $27,810,506)		36,319,347
Liabilities in excess of other assets (2.3)%		(803,329)

NET ASSETS 100.0%		$35,516,018

See Notes to Financial Statements.

12

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $326,320; cash collateral of $329,680 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$644,736	$—	$—
Air Freight & Logistics	141,124	—	—
Banks	2,326,107	—	—
Beverages	1,504,274	—	—
Building Products	590,516	—	—
Capital Markets	1,523,458	—	—
Containers & Packaging	1,037,706	—	—
Diversified Consumer Services	462,098	—	—
Diversified Financial Services	753,690	—	—
Electronic Equipment, Instruments & Components	417,541	—	—
Equity Real Estate Investment Trusts (REITs)	1,828,360	—	—
Food & Staples Retailing	691,588	—	—
Food Products	1,021,229	—	—
Health Care Equipment & Supplies	1,364,722	—	—
Hotels, Restaurants & Leisure	1,640,988	—	—
Household Durables	369,192	—	—
Insurance	647,900	—	—
IT Services	380,430	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    13

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Machinery	$797,408	$—	$—
Metals & Mining	848,421	—	—
Multi-Utilities	2,107,511	—	—
Oil, Gas & Consumable Fuels	4,987,117	—	—
Pharmaceuticals	1,482,188	—	—
Road & Rail	1,437,532	—	—
Semiconductors & Semiconductor Equipment	1,715,465	—	—
Software	1,389,349	—	—
Specialty Retail	479,866	—	—
Technology Hardware, Storage & Peripherals	1,648,350	—	—
Textiles, Apparel & Luxury Goods	147,033	—	—
Short-Term Investments
Affiliated Mutual Fund	329,711	—	—
Unaffiliated Fund	1,603,737	—	—

Total	$36,319,347	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Oil, Gas & Consumable Fuels	14.0%
Banks	6.6
Multi-Utilities	5.9
Equity Real Estate Investment Trusts (REITs)	5.2
Semiconductors & Semiconductor Equipment	4.8
Technology Hardware, Storage & Peripherals	4.6
Hotels, Restaurants & Leisure	4.6
Unaffiliated Fund	4.5
Capital Markets	4.3
Beverages	4.2
Pharmaceuticals	4.2
Road & Rail	4.1
Software	3.9
Health Care Equipment & Supplies	3.8
Containers & Packaging	2.9
Food Products	2.9
Metals & Mining	2.4
Machinery	2.2
Diversified Financial Services	2.1

Food & Staples Retailing	2.0%
Insurance	1.8
Aerospace & Defense	1.8
Building Products	1.7
Specialty Retail	1.4
Diversified Consumer Services	1.3
Electronic Equipment, Instruments & Components	1.2
IT Services	1.1
Household Durables	1.0
Affiliated Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	1.0
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.4

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

14

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$326,320	$(326,320)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    15

Statement of Assets and Liabilities   (unaudited)

as of January 31, 2022

Assets

Investments at value, including securities on loan of $326,320:
Unaffiliated investments (cost $27,480,795)	$35,989,636
Affiliated investments (cost $329,711)	329,711
Receivable for Fund shares sold	69,620
Dividends receivable	21,017
Prepaid expenses	818

Total Assets	36,410,802

Liabilities

Payable for investments purchased	459,365
Payable to broker for collateral for securities on loan	329,680
Payable for Fund shares purchased	46,148
Accrued expenses and other liabilities	38,630
Management fee payable	10,968
Distribution fee payable	5,666
Affiliated transfer agent fee payable	3,595
Trustees’ fees payable	732

Total Liabilities	894,784

Net Assets	$35,516,018

Net assets were comprised of:
Shares of beneficial interest, at par	$2,100
Paid-in capital in excess of par	26,529,258
Total distributable earnings (loss)	8,984,660

Net assets, January 31, 2022	$35,516,018

See Notes to Financial Statements.

16

Class A

Net asset value, offering price and redemption price per share, ($16,974,524 ÷ 1,003,685 shares of beneficial interest issued and outstanding)	$16.91
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.89

Class C

Net asset value, offering price and redemption price per share, ($2,474,505 ÷ 147,356 shares of beneficial interest issued and outstanding)	$16.79

Class Z

Net asset value, offering price and redemption price per share, ($16,049,355 ÷ 948,255 shares of beneficial interest issued and outstanding)	$16.93

Class R6

Net asset value, offering price and redemption price per share, ($17,634 ÷ 1,042 shares of beneficial interest issued and outstanding)	$16.92

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    17

Statement of Operations   (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $6,546 foreign withholding tax)	$324,953
Affiliated dividend income	315
Income from securities lending, net (including affiliated income of $164)	183

Total income	325,451

Expenses
Management fee	133,744
Distribution fee(a)	35,442
Custodian and accounting fees	23,820
Transfer agent’s fees and expenses (including affiliated expense of $10,119)(a)	23,026
Registration fees(a)	21,734
Audit fee	11,998
Legal fees and expenses	9,844
Shareholders’ reports	5,659
Trustees’ fees	4,859
SEC registration fees	291
Miscellaneous	9,578

Total expenses	279,995
Less: Fee waiver and/or expense reimbursement(a)	(73,705)
Distribution fee waiver(a)	(3,892)

Net expenses	202,398

Net investment income (loss)	123,053

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1))	746,246
Foreign currency transactions	(295)
Net change in unrealized appreciation (depreciation) on investments	(247,299)

Net gain (loss) on investment and foreign currency transactions	498,652

Net Increase (Decrease) In Net Assets Resulting From Operations	$621,705

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	23,350	12,092	—	—
Transfer agent’s fees and expenses	9,088	1,722	12,190	26
Registration fees	7,077	4,651	7,013	2,993
Fee waiver and/or expense reimbursement	(29,208)	(8,407)	(33,057)	(3,033)
Distribution fee waiver	(3,892)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$123,053	$144,617
Net realized gain (loss) on investment and foreign currency transactions	745,951	4,088,846
Net change in unrealized appreciation (depreciation) on investments	(247,299)	3,182,613

Net increase (decrease) in net assets resulting from operations	621,705	7,416,076

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,246,205)	(370,608)
Class C	(176,578)	(63,821)
Class Z	(1,326,932)	(523,131)
Class R6	(1,408)	(635)

	(2,751,123)	(958,195)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,940,652	10,305,817
Net asset value of shares issued in reinvestment of dividends and distributions	2,743,858	955,139
Cost of shares purchased	(3,580,077)	(13,785,458)

Net increase (decrease) in net assets from Fund share transactions	6,104,433	(2,524,502)

Total increase (decrease)	3,975,015	3,933,379

Net Assets:

Beginning of period	31,541,003	27,607,624

End of period	$35,516,018	$31,541,003

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    19

Financial Highlights   (unaudited)

Class A Shares
	Six Months
	Ended
	January 31,			Year Ended July 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.00		$13.86	$13.54	$13.80	$12.50	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.07	0.11	0.13	0.09	0.14
Net realized and unrealized gain (loss) on investment transactions	0.29		4.72	0.73	0.75	1.39	1.14
Total from investment operations	0.35		4.79	0.84	0.88	1.48	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.07)	(0.08)	(0.13)	(0.09)	(0.15)
Distributions from net realized gains	(1.36)		(0.58)	(0.44)	(1.01)	(0.09)	-
Total dividends and distributions	(1.44)		(0.65)	(0.52)	(1.14)	(0.18)	(0.15)
Net asset value, end of period	$16.91		$18.00	$13.86	$13.54	$13.80	$12.50
Total Return(b):	1.89%		35.44%	6.24%	8.27%	11.95%	11.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,975		$13,908	$7,269	$5,391	$4,459	$3,474
Average net assets (000)	$15,440		$10,058	$6,608	$4,729	$4,078	$2,912
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.24	%(e)	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.67	%(e)	1.87%	2.22%	2.60%	2.55%	2.65%
Net investment income (loss)	0.63	%(e)	0.46%	0.85%	0.98%	0.67%	1.22%
Portfolio turnover rate(f)	36%		86%	106%	100%	104%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months
	Ended
	January 31,				Year Ended July 31,

	2022		2021		2020		2019	2018		2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.88		$13.81		$13.51		$13.80	$12.50		$11.36
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.04	)(b)	0.02		0.04	(0.01)		0.06
Net realized and unrealized gain (loss) on investment transactions	0.29		4.69		0.72		0.73	1.40		1.14
Total from investment operations	0.28		4.65		0.74		0.77	1.39		1.20
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(-	)(c)	(-	)(c)	(0.05)	(-	)(c)	(0.06)
Distributions from net realized gains	(1.36)		(0.58)		(0.44)		(1.01)	(0.09)		-
Total dividends and distributions	(1.37)		(0.58)		(0.44)		(1.06)	(0.09)		(0.06)
Net asset value, end of period	$16.79		$17.88		$13.81		$13.51	$13.80		$12.50
Total Return(d):	1.50%		34.45%		5.45%		7.40%	11.18%		10.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,475		$2,252		$1,498		$1,852	$1,831		$1,608
Average net assets (000)	$2,399		$1,735		$1,711		$1,865	$1,703		$1,401
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.99	%(g)	1.99%		1.99%		1.99%	1.99%		1.99%
Expenses before waivers and/or expense reimbursement	2.69	%(g)	2.97%		3.55%		3.64%	3.65%		3.36%
Net investment income (loss)	(0.10	)%(g)	(0.27)%		0.13%		0.28%	(0.07)%		0.48%
Portfolio turnover rate(h)	36%		86%		106%		100%	104%		67%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    21

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	January 31,			Year Ended July 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.01		$13.87	$13.56	$13.82	$12.52	$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.12	0.14	0.16	0.12	0.17
Net realized and unrealized gain (loss) on investment transactions	0.30		4.71	0.72	0.75	1.40	1.15
Total from investment operations	0.38		4.83	0.86	0.91	1.52	1.32
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.11)	(0.16)	(0.13)	(0.18)
Distributions from net realized gains	(1.36)		(0.58)	(0.44)	(1.01)	(0.09)	-
Total dividends and distributions	(1.46)		(0.69)	(0.55)	(1.17)	(0.22)	(0.18)
Net asset value, end of period	$16.93		$18.01	$13.87	$13.56	$13.82	$12.52
Total Return(b):	2.03%		35.74%	6.46%	8.54%	12.21%	11.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,049		$15,364	$18,828	$9,122	$8,369	$7,319
Average net assets (000)	$16,377		$13,377	$12,973	$8,216	$8,066	$6,704
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.39	%(e)	1.58%	1.70%	2.02%	1.98%	2.36%
Net investment income (loss)	0.91	%(e)	0.77%	1.06%	1.25%	0.94%	1.48%
Portfolio turnover rate(f)	36%		86%	106%	100%	104%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R6 Shares
	Six Months
	Ended					September 27, 2017(a)
	January 31,		Year Ended July 31,			through July 31,

	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.01		$13.87	$13.55	$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.12	0.15	0.16	0.10
Net realized and unrealized gain (loss) on investment transactions	0.29		4.71	0.72	0.75	1.18
Total from investment operations	0.37		4.83	0.87	0.91	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.11)	(0.16)	(0.10)
Distributions from net realized gains	(1.36)		(0.58)	(0.44)	(1.01)	(0.09)
Total dividends and distributions	(1.46)		(0.69)	(0.55)	(1.17)	(0.19)
Net asset value, end of period	$16.92		$18.01	$13.87	$13.55	$13.81
Total Return(c):	2.04%		35.74%	6.54%	8.55%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$17	$13	$12	$11
Average net assets (000)	$18		$15	$12	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	0.99%	0.99%	0.99	%(e)
Expenses before waivers and/or expense reimbursement	35.03	%(e)	48.96%	123.09%	119.91%	307.60	%(e)
Net investment income (loss)	0.90	%(e)	0.73%	1.10%	1.25%	0.88	%(e)
Portfolio turnover rate(f)	36%		86%	106%	100%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    23

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

24

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Jennison Rising Dividend Fund    25

Notes to Financial Statements   (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial

26

statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Jennison Rising Dividend Fund    27

Notes to Financial Statements   (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.775% of average daily net assets up to $1 billion; 0.755% of average daily net assets from $1 billion to $3 billion; 0.735% of average daily net assets from $3 billion to $5 billion; 0.715% of average daily net assets from $5 billion to $10 billion; and 0.705% of average daily net assets over $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.775% for the reporting period ended January 31, 2022.

The Manager has contractually agreed, through November 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

28

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The RIC, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2022 to limit such fees to 0.25% of the average daily net assets of Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended January 31, 2022, PIMS received $31,886 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2022, PIMS received $389 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments

PGIM Jennison Rising Dividend Fund    29

Notes to Financial Statements   (unaudited) (continued)

in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were $14,609,239 and $12,058,369, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 535,742	$6,301,693	$6,837,435	$—	$—	$—	—	$315

PGIM Institutional Money Market Fund(1)(b)(wa)
569,203	13,853,072	14,092,563	—	(1)	329,711	329,942	164	(2)

$1,104,945	$20,154,765	$20,929,998	$—	$(1)	$329,711		$479

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

30

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2022 were as follows:

Tax Basis	$27,895,181

Gross Unrealized Appreciation	8,727,998
Gross Unrealized Depreciation	(303,832)

Net Unrealized Appreciation	$8,424,166

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM Jennison Rising Dividend Fund    31

Notes to Financial Statements   (unaudited) (continued)

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	697,678	73.6%
Class R6	1,042	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	33.3%	4	49.3%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended January 31, 2022:
Shares sold	250,086	$4,489,709
Shares issued in reinvestment of dividends and distributions	72,769	1,239,209
Shares purchased	(93,988)	(1,682,034)

Net increase (decrease) in shares outstanding before conversion	228,867	4,046,884
Shares issued upon conversion from other share class(es)	3,989	72,514
Shares purchased upon conversion into other share class(es)	(1,890)	(34,305)

Net increase (decrease) in shares outstanding	230,966	$4,085,093

Year ended July 31, 2021:
Shares sold	294,692	$4,886,644
Shares issued in reinvestment of dividends and distributions	24,173	367,654
Shares purchased	(102,032)	(1,643,038)

Net increase (decrease) in shares outstanding before conversion	216,833	3,611,260
Shares issued upon conversion from other share class(es)	33,287	559,425
Shares purchased upon conversion into other share class(es)	(1,819)	(32,544)

Net increase (decrease) in shares outstanding	248,301	$4,138,141

32

Class C	Shares	Amount

Six months ended January 31, 2022:
Shares sold	29,175	$517,777
Shares issued in reinvestment of dividends and distributions	10,447	176,578
Shares purchased	(13,528)	(244,262)

Net increase (decrease) in shares outstanding before conversion	26,094	450,093
Shares purchased upon conversion into other share class(es)	(4,680)	(84,132)

Net increase (decrease) in shares outstanding	21,414	$365,961

Year ended July 31, 2021:
Shares sold	67,438	$1,145,639
Shares issued in reinvestment of dividends and distributions	4,210	63,821
Shares purchased	(16,752)	(270,321)

Net increase (decrease) in shares outstanding before conversion	54,896	939,139
Shares purchased upon conversion into other share class(es)	(37,371)	(621,149)

Net increase (decrease) in shares outstanding	17,525	$317,990

Class Z

Six months ended January 31, 2022:
Shares sold	107,882	$1,933,166
Shares issued in reinvestment of dividends and distributions	77,832	1,326,663
Shares purchased	(92,875)	(1,653,781)

Net increase (decrease) in shares outstanding before conversion	92,839	1,606,048
Shares issued upon conversion from other share class(es)	2,548	45,923

Net increase (decrease) in shares outstanding	95,387	$1,651,971

Year ended July 31, 2021:
Shares sold	266,205	$4,273,534
Shares issued in reinvestment of dividends and distributions	34,305	523,029
Shares purchased	(810,511)	(11,872,099)

Net increase (decrease) in shares outstanding before conversion	(510,001)	(7,075,536)
Shares issued upon conversion from other share class(es)	5,738	94,268

Net increase (decrease) in shares outstanding	(504,263)	$(6,981,268)

Class R6

Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	82	$1,408

Net increase (decrease) in shares outstanding	82	$1,408

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	42	$635

Net increase (decrease) in shares outstanding	42	$635

8.	Borrowings

The RIC, on behalf of the Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000

PGIM Jennison Rising Dividend Fund    33

Notes to Financial Statements   (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and

34

political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Jennison Rising Dividend Fund    35

Notes to Financial Statements   (unaudited) (continued)

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in

36

the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Rising Dividend Fund    37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX

CUSIP	74440V823	74440V815	74440V799	74440V682

MF220E2

PGIM 60/40 ALLOCATION FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/22 (without sales charges)	Average Annual Total Returns as of 1/31/22 (with sales charges)

	Six Months* (%)	One Year (%)	Since Inception (%)

Fund	0.99	12.77	10.50 (09/13/2017)

Custom Benchmark Index	0.87	12.26	11.26

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM 60/40 Allocation Fund    3

Your Fund’s Performance (continued)

Presentation of Fund Holdings

60/40 Allocation Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	60.3%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	39.6%

Holdings reflect only long-term investments and are subject to change.

4    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM 60/40 Allocation Fund    5

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6 Actual	$1,000.00	$1,009.90	0.40%	$2.03

Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	2,803,486	$52,537,325
PGIM Total Return Bond Fund (Class R6)	2,442,422	34,462,572

TOTAL LONG-TERM INVESTMENTS (cost $81,306,209)		86,999,897

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $91,533)	91,533	91,533

TOTAL INVESTMENTS 100.0% (cost $81,397,742)(wd)		87,091,430
Liabilities in excess of other assets (0.0)%		(20,262)

NET ASSETS 100.0%		$87,071,168

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$86,999,897	$—	$—

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund     7

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment

Affiliated Mutual Fund	$ 91,533	$—	$—

Total	$87,091,430	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	60.3%
Total Return Bond	39.6
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

8

Statement of Assets and Liabilities   (unaudited)

as of January 31, 2022

Assets

Affiliated investments (cost $81,397,742)	$87,091,430
Receivable for investments sold	739,213
Due from Manager	7,943
Prepaid expenses	2,395

Total Assets	87,840,981

Liabilities

Payable for investments purchased	721,122
Accrued expenses and other liabilities	31,081
Payable for Fund shares purchased	16,988
Trustees’ fees payable	590
Affiliated transfer agent fee payable	32

Total Liabilities	769,813

Net Assets	$87,071,168

Net assets were comprised of:
Shares of beneficial interest, at par	$6,790
Paid-in capital in excess of par	79,760,065
Total distributable earnings (loss)	7,304,313

Net assets, January 31, 2022	$87,071,168

Class R6
Net asset value, offering price and redemption price per share, ($87,071,168 ÷ 6,790,308 shares of beneficial interest issued and outstanding)	$12.82

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    9

Statement of Operations   (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$1,114,905

Expenses
Management fee	8,300
Custodian and accounting fees	23,352
Audit fee	10,334
Legal fees and expenses	9,980
Trustees’ fees	5,287
Shareholders’ reports	3,815
Fund data services	1,877
Registration fees	882
SEC registration fees	445
Transfer agent’s fees and expenses (including affiliated expense of $58)	58
Miscellaneous	4,265

Total expenses	68,595
Less: Fee waiver and/or expense reimbursement	(54,059)

Net expenses	14,536

Net investment income (loss)	1,100,369

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(216,392))	(211,971)
Net capital gain distributions received on affiliated investments	6,691,501

6,479,530

Net change in unrealized appreciation (depreciation) on affiliated investments	(6,809,163)

Net gain (loss) on affiliated investment transactions	(329,633)

Net Increase (Decrease) In Net Assets Resulting From Operations	$770,736

See Notes to Financial Statements.

10

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,100,369	$935,269
Net realized gain (loss) on investment transactions	(211,971)	(94,058)
Net capital gain distributions received	6,691,501	294,121
Net change in unrealized appreciation (depreciation) on investments	(6,809,163)	9,044,994

Net increase (decrease) in net assets resulting from operations	770,736	10,180,326

Dividends and Distributions
Distributions from distributable earnings
Class R6	(5,561,442)	(1,216,736)

Fund share transactions
Net proceeds from shares sold	14,428,352	40,911,412
Net asset value of shares issued in reinvestment of dividends and distributions	5,561,442	1,216,736
Cost of shares purchased	(4,837,215)	(6,648,545)

Net increase (decrease) in net assets from Fund share transactions	15,152,579	35,479,603

Total increase (decrease)	10,361,873	44,443,193

Net Assets:

Beginning of period	76,709,295	32,266,102

End of period	$87,071,168	$76,709,295

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    11

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			September 13, 2017(a) through July 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.59		$11.53	$11.09	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.22	0.24	0.20	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.04)		2.15	0.72	0.47	0.78
Total from investment operations	0.14		2.37	0.96	0.67	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.85)		(0.19)	(0.33)	(0.34)	(0.15)
Distributions from net realized gains	(0.06)		(0.12)	(0.19)	(0.01)	-
Total dividends and distributions	(0.91)		(0.31)	(0.52)	(0.35)	(0.15)
Net asset value, end of period	$12.82		$13.59	$11.53	$11.09	$10.77
Total Return(c):	0.99%		20.93%	8.75%	6.73%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,071		$76,709	$32,266	$17,019	$2,899
Average net assets (000)	$82,320		$53,068	$23,312	$9,866	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04	%(e)	0.04%	0.03%	0.03%	0.02	%(e)
Expenses before waivers and/or expense reimbursement	0.17	%(e)	0.27%	0.72%	1.78%	28.47	%(e)
Net investment income (loss)	2.65	%(e)	1.76%	2.15%	1.87%	1.46	%(e)
Portfolio turnover rate(f)	8%		22%	30%	31%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

The Fund pursues its objective by primarily investing in a portfolio of other mutual funds within the PGIM fund family (collectively, the “Underlying Funds”) that provide exposure to equity and fixed income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM 60/40 Allocation Fund    13

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

14

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (formally known as QMA LLC) (“PGIM Quantative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% average daily net assets.

The Manager has contractually agreed, through November 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM 60/40 Allocation Fund    15

Notes to Financial Statements  (unaudited) (continued)

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were $24,006,474 and $6,626,898, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$45,808,343	$16,174,902	$4,126,013	$(5,202,841)	$(117,066)	$52,537,325	2,803,486	$557,519	$6,691,501

PGIM Total Return Bond Fund (Class R6)
30,837,533	7,831,572	2,500,885	(1,606,322)	(99,326)	34,462,572	2,442,422	557,335	—

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

$76,645,876	$24,006,474	$6,626,898	$(6,809,163)	$(216,392)	$86,999,897		$1,114,854	$6,691,501

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 96,656	$160,916	$166,039	$—	$—	$91,533	91,533	$51	$—

$76,742,532	$24,167,390	$6,792,937	$(6,809,163)	$(216,392)	$87,091,430		$1,114,905	$6,691,501

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of January 31, 2022 were as follows:

Tax Basis	$82,419,595

Gross Unrealized Appreciation	6,439,788
Gross Unrealized Depreciation	(1,767,953)

Net Unrealized Appreciation	$4,671,835

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM 60/40 Allocation Fund    17

Notes to Financial Statements  (unaudited) (continued)

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	6,789,708	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	99.9%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount

Six months ended January 31, 2022:
Shares sold	1,069,122	$14,428,352
Shares issued in reinvestment of dividends and distributions	430,786	5,561,442
Shares purchased	(355,653)	(4,837,215)

Net increase (decrease) in shares outstanding	1,144,255	$15,152,579

Year ended July 31, 2021:
Shares sold	3,277,933	$40,911,412
Shares issued in reinvestment of dividends and distributions	100,723	1,216,736
Shares purchased	(532,096)	(6,648,545)

Net increase (decrease) in shares outstanding	2,846,560	$35,479,603

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

18

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2022.

9.	Risks of Investing in the Fund

The risks of the Fund and/or the Underlying Funds risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund invests in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely

PGIM 60/40 Allocation Fund    19

Notes to Financial Statements  (unaudited) (continued)

principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Certain Underlying Funds invest in equity and equity-related securities. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. An Underlying Fund’s holdings can vary significantly from broad market indices and the performance of the Underlying Fund can deviate from the performance of these indices. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

20

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than

PGIM 60/40 Allocation Fund    21

Notes to Financial Statements  (unaudited) (continued)

higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant

22

negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s, performance and can have adverse tax consequences.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities

PGIM 60/40 Allocation Fund    23

Notes to Financial Statements  (unaudited) (continued)

to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

24

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6

NASDAQ	PALDX

CUSIP	74440V724

PRUDENTIAL DAY ONE FUNDS

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for Prudential Day One Funds informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 15, 2022

Prudential Day One Funds	3

Prudential Day One Income Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	-0.57	6.36	5.85	5.73 (12/13/2016)
Class R2	-0.43	6.63	6.12	5.99 (12/13/2016)
Class R3	-0.34	6.79	6.30	6.17 (12/13/2016)
Class R4	-0.29	6.89	6.39	6.27 (12/13/2016)
Class R5	-0.23	7.10	6.50	6.39 (12/13/2016)
Class R6	-0.23	7.15	6.59	6.55 (12/13/2016)
Prudential Day One Income Custom Benchmark
	-0.12	7.01	6.54	6.66
S&P Target Date Retirement Income Index
	-1.59	2.60	5.77	5.90

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One Income Custom Benchmark*—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1.Because the asset allocation of the Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® Retirement Income Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One Income Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One Income Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (continued)

party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One Income Custom Benchmark, or the data included therein.

**The S&P Target Date Retirement Income Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One Income Fund (As of 01/31/22)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	23.0%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.9%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	15.9%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	11.8%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	6.4%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.0%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Prudential Day One 2015 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	-0.40	7.19	6.47	6.32 (12/13/2016)
Class R2	-0.23	7.45	6.72	6.57 (12/13/2016)
Class R3	-0.17	7.60	6.89	6.74 (12/13/2016)
Class R4	-0.15	7.80	6.98	6.83 (12/13/2016)
Class R5	-0.05	7.90	7.11	6.96 (12/13/2016)
Class R6	0.01	7.96	7.15	7.10 (12/13/2016)
Prudential Day One 2015 Custom Benchmark
	0.07	7.85	7.14	7.30
S&P Target Date 2015 Index
	-1.24	4.85	7.13	7.39

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Prudential Day One Funds	7

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark*—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2015 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2015 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2015 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

8	Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2015 Custom Benchmark, or the data included therein.

**The S&P Target Date 2015 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2015 Fund (As of 01/31/22)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	22.4%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.9%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	14.1%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	12.9%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	7.1%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	5.6%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.3%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.3%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	9

Prudential Day One 2020 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	-0.26	8.09	7.03	6.85 (12/13/2016)
Class R2	-0.10	8.34	7.26	7.10 (12/13/2016)
Class R3	-0.04	8.57	7.45	7.29 (12/13/2016)
Class R4	0.07	8.68	7.57	7.41 (12/13/2016)
Class R5	0.08	8.78	7.68	7.51 (12/13/2016)
Class R6	0.14	8.97	7.65	7.59 (12/13/2016)
Prudential Day One 2020 Custom Benchmark
	0.23	8.80	7.77	7.95
S&P Target Date 2020 Index
	-1.21	5.31	7.55	7.86

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

10	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark*—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2020 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2020 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2020 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2020 Custom Benchmark, or the data included therein.

**The S&P Target Date 2020 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2020 Fund (As of 01/31/22)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	20.7%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.3%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	15.2%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	12.3%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	7.9%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	6.6%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.8%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	1.8%

Holdings reflect only long-term investments and are subject to change.

12	Visit our website at pgim.com/investments

Prudential Day One 2025 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	-0.05	9.19	7.65	7.44 (12/13/2016)
Class R2	0.12	9.53	7.94	7.72 (12/13/2016)
Class R3	0.12	9.60	8.10	7.88 (12/13/2016)
Class R4	0.21	9.80	8.21	7.99 (12/13/2016)
Class R5	0.23	9.90	8.29	8.08 (12/13/2016)
Class R6	0.29	10.04	8.40	8.27 (12/13/2016)
Prudential Day One 2025 Custom Benchmark
	0.40	9.87	8.43	8.68
S&P Target Date 2025 Index
	-1.10	6.87	8.50	8.86

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Prudential Day One Funds	13

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark*—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2025 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2025 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2025 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

14	Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2025 Custom Benchmark, or the data included therein.

**The S&P Target Date 2025 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2025 Fund (As of 01/31/22)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	19.3%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	17.6%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	14.9%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	9.5%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	9.0%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	8.2%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	2.0%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	2.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	15

Prudential Day One 2030 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	0.05	10.71	8.97	8.70 (12/13/2016)
Class R2	0.23	11.05	9.24	8.99 (12/13/2016)
Class R3	0.30	11.22	9.39	9.13 (12/13/2016)
Class R4	0.31	11.24	9.47	9.21 (12/13/2016)
Class R5	0.41	11.42	9.62	9.35 (12/13/2016)
Class R6	0.49	11.65	9.70	9.54 (12/13/2016)
Prudential Day One 2030 Custom Benchmark
	0.59	11.38	9.81	10.13
S&P Target Date 2030 Index
	-0.99	8.33	9.36	9.74

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

16	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark*—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1.Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2030 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2030 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2030 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds	17

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2030 Custom Benchmark, or the data included therein.

**The S&P Target Date 2030 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2030 Fund (As of 01/31/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	19.8%
PGIM TIPS Fund (Class R6)	TIPS	15.3%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	13.7%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	11.7%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	10.6%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	6.7%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	2.9%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	2.9%

Holdings reflect only long-term investments and are subject to change.

18	Visit our website at pgim.com/investments

Prudential Day One 2035 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	0.25	12.41	9.83	9.58 (12/13/2016)
Class R2	0.41	12.68	10.10	9.84 (12/13/2016)
Class R3	0.48	12.81	10.29	10.02 (12/13/2016)
Class R4	0.51	12.92	10.41	10.14 (12/13/2016)
Class R5	0.53	13.03	10.50	10.23 (12/13/2016)
Class R6	0.60	13.19	10.55	10.39 (12/13/2016)
Prudential Day One 2035 Custom Benchmark
	0.76	13.00	10.96	11.32
S&P Target Date 2035 Index
	-0.78	10.07	10.27	10.69

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Prudential Day One Funds	19

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark*—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2035 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2035 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2035 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

20	Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2035 Custom Benchmark, or the data included therein.

**The S&P Target Date 2035 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2035 Fund (As of 01/31/22)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	23.3%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	14.6%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	13.3%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	11.1%
PGIM TIPS Fund (Class R6)	TIPS	10.5%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	5.3%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.4%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	4.0%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	3.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	3.8%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	21

Prudential Day One 2040 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	0.22	13.13	10.35	10.08 (12/13/2016)
Class R2	0.31	13.48	10.63	10.35 (12/13/2016)
Class R3	0.39	13.54	10.80	10.52 (12/13/2016)
Class R4	0.48	13.72	10.92	10.64 (12/13/2016)
Class R5	0.51	13.83	11.01	10.74 (12/13/2016)
Class R6	0.58	13.99	11.09	10.91 (12/13/2016)
Prudential Day One 2040 Custom Benchmark
	0.76	13.77	11.56	11.96
S&P Target Date 2040 Index
	-0.64	11.25	10.91	11.34
*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

22	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark*—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2040 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2040 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2040 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds	23

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2040 Custom Benchmark, or the data included therein.

**The S&P Target Date 2040 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2040 Fund (As of 01/31/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	24.2%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	15.8%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	15.6%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	8.7%
PGIM TIPS Fund (Class R6)	TIPS	7.1%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	6.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	4.6%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	4.3%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	4.2%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%

Holdings reflect only long-term investments and are subject to change.

24	Visit our website at pgim.com/investments

Prudential Day One 2045 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges)	Average Annual Total Returns as of 1/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	0.08	13.66	10.72	10.44 (12/13/2016)
Class R2	0.27	14.02	11.02	10.74 (12/13/2016)
Class R3	0.32	14.16	11.16	10.89 (12/13/2016)
Class R4	0.29	14.21	11.26	10.99 (12/13/2016)
Class R5	0.39	14.39	11.39	11.12 (12/13/2016)
Class R6	0.47	14.53	11.50	11.31 (12/13/2016)
Prudential Day One 2045 Custom Benchmark
	0.70	14.38	11.96	12.39
S&P Target Date 2045 Index
	-0.53	11.99	11.26	11.72

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Prudential Day One Funds	25

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark*—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2045 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2045 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2045 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

26	Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2045 Custom Benchmark, or the data included therein.

**The S&P Target Date 2045 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2045 Fund (As of 01/31/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	24.4%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	19.0%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	16.1%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	7.9%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	7.8%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	5.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM TIPS Fund (Class R6)	TIPS	3.6%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	3.4%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	27

Prudential Day One 2050 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class R1	0.04	13.99	10.77	10.52 (12/13/2016)
Class R2	0.21	14.24	11.05	10.78 (12/13/2016)
Class R3	0.28	14.47	11.23	10.96 (12/13/2016)
Class R4	0.27	14.56	11.31	11.03 (12/13/2016)
Class R5	0.34	14.61	11.45	11.17 (12/13/2016)
Class R6	0.42	14.83	11.54	11.37 (12/13/2016)
Prudential Day One 2050 Custom Benchmark
	0.61	14.58	12.18	12.63
S&P Target Date 2050 Index
	-0.49	12.33	11.48	11.96

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

28	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark*—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1.Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2050 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2050 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2050 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds	29

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2050 Custom Benchmark, or the data included therein.

**The S&P Target Date 2050 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2050 Fund (As of 01/31/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	25.7%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	21.3%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	16.5%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	8.2%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	6.7%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	6.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.1%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	3.0%
PGIM TIPS Fund (Class R6)	TIPS	1.4%

Holdings reflect only long-term investments and are subject to change.

30	Visit our website at pgim.com/investments

Prudential Day One 2055 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-0.02	14.03	11.08	10.79 (12/13/2016)
Class R2	0.08	14.36	11.35	11.08 (12/13/2016)
Class R3	0.26	14.56	11.52	11.24 (12/13/2016)
Class R4	0.19	14.63	11.63	11.35 (12/13/2016)
Class R5	0.30	14.74	11.76	11.48 (12/13/2016)
Class R6	0.38	14.92	11.81	11.63 (12/13/2016)
Prudential Day One 2055 Custom Benchmark
	0.55	14.66	12.31	12.79
S&P Target Date 2055 Index
	-0.49	12.50	11.57	12.07

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Prudential Day One Funds	31

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark*—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2055 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2055 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2055 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

32	Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2055 Custom Benchmark, or the data included therein.

**The S&P Target Date 2055 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2055 Fund (As of 01/31/2022)
Top Largest Holdings	Asset Class	% of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	25.5%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	22.7%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	16.5%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	8.8%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	7.6%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	6.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.1%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	33

Prudential Day One 2060 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class R1	-0.07	14.15	11.03	10.74 (12/13/2016)
Class R2	0.10	14.48	11.29	11.02 (12/13/2016)
Class R3	0.12	14.54	11.46	11.18 (12/13/2016)
Class R4	0.21	14.72	11.58	11.30 (12/13/2016)
Class R5	0.24	14.82	11.69	11.41 (12/13/2016)
Class R6	0.32	15.04	11.75	11.57 (12/13/2016)
Prudential Day One 2060 Custom Benchmark
	0.52	14.72	12.41	12.89
S&P Target Date 2060 Index
	-0.52	12.34	11.66	12.17

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

34	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark*—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060 Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2060 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2060 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

Prudential Day One Funds	35

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2060 Custom Benchmark, or the data included therein.

**The S&P Target Date 2060 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings

Prudential Day One 2060 Fund (As of 01/31/2022) Top Largest Holdings	Asset Class	%of Net Assets
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	25.0%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	23.9%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	16.5%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	9.2%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	8.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	4.7%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

36	Visit our website at pgim.com/investments

Prudential Day One 2065 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges)	Average Annual Total Returns as of 1/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class R1	-0.07	14.39	12.53 (12/16/2019)
Class R2	0.01	14.64	12.81 (12/16/2019)
Class R3	0.16	14.91	13.00 (12/16/2019)
Class R4	0.18	15.01	13.10 (12/16/2019)
Class R5	0.27	15.11	13.24 (12/16/2019)
Class R6	0.34	15.27	13.39 (12/16/2019)
Prudential Day One 2065 Custom Benchmark
	0.51	14.82	13.57
S&P Target Date 2065+ Index
	-0.42	12.50	12.60

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Prudential Day One Funds	37

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2065 Custom Benchmark*—The Prudential Day One 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg US Treasury Inflation-Protected (TIPS) Index, Bloomberg US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2065+ Index**—The S&P Target Date Index series is comprised of 13 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2065 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2065 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party

38	Visit our website at pgim.com/investments

licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2065 Custom Benchmark, or the data included therein.

**The S&P Target Date 2065+ Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018.

FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, the Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Prudential Day One Funds	39

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Prudential Day One 2065 Fund (As of 01/31/2022) Top Largest Holdings	Asset Class	% of Net Assets

PGIM Quant Solutions Large-Cap Core Fund (Class R6)	Large Cap	25.0%
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	International Developed Markets	24.9%
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	Broad Market	16.5%
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	Mid Cap	9.2%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	Emerging Markets	9.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	3.3%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

40	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

Prudential Day One Funds	41

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$ 994.30	1.15%	$5.78
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$ 995.70	0.90%	$4.53
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$ 996.60	0.75%	$3.77
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$ 997.10	0.65%	$3.27
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$ 997.70	0.55%	$2.77
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$ 997.70	0.40%	$2.01
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

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Prudential Day One 2015 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 996.00	1.15%	$5.79

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 997.70	0.90%	$4.53

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 998.30	0.75%	$3.78

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$ 998.50	0.65%	$3.27

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$ 999.50	0.55%	$2.77

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,000.10	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2020 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 997.40	1.15%	$5.79

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$ 999.00	0.90%	$4.53

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$ 999.60	0.75%	$3.78

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,000.70	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,000.80	0.55%	$2.77

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,001.40	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	43

Fees and Expenses (continued)

Prudential Day One 2025 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 999.50	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,001.20	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,001.20	0.75%	$3.78

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,002.10	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,002.30	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,002.90	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2030 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,000.50	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,002.30	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,003.00	0.75%	$3.79

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,003.10	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,004.10	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,004.90	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

44	Visit our website at pgim.com/investments

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,002.50	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,004.10	0.90%	$4.55

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,004.80	0.75%	$3.79

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,005.10	0.65%	$3.29

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,005.30	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,006.00	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2040 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,002.20	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,003.10	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,003.90	0.75%	$3.79

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,004.80	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,005.10	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,005.80	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	45

Fees and Expenses (continued)

Prudential Day One 2045 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,000.80	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,002.70	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,003.20	0.75%	$3.79

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,002.90	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,003.90	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,004.70	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2050 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$1,000.40	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,002.10	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,002.80	0.75%	$3.79

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,002.70	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,003.40	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,004.20	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

46	Visit our website at pgim.com/investments

Prudential Day One 2055 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 999.80	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,000.80	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,002.60	0.75%	$3.79

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,001.90	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,003.00	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,003.80	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2060 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 999.30	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,001.00	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,001.20	0.75%	$3.78

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,002.10	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,002.40	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,003.20	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	47

Fees and Expenses (continued)

Prudential Day One 2065 Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R1	Actual	$1,000.00	$ 999.30	1.15%	$5.80

	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class R2	Actual	$1,000.00	$1,000.10	0.90%	$4.54

	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class R3	Actual	$1,000.00	$1,001.60	0.75%	$3.78

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R4	Actual	$1,000.00	$1,001.80	0.65%	$3.28

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class R5	Actual	$1,000.00	$1,002.70	0.55%	$2.78

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$1,003.40	0.40%	$2.02

	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

48	Visit our website at pgim.com/investments

Prudential Day One Income Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 90.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	473,248	$4,689,885
PGIM Global Real Estate Fund (Class R6)	64,091	1,483,055
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	21,398	301,927
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	162,932	1,474,534
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	108,757	1,486,707
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	186,337	3,491,955
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	26,939	299,023
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	103,193	1,880,170
PGIM TIPS Fund (Class R6)	662,858	6,781,040
PGIM Total Return Bond Fund (Class R6)	332,965	4,698,133

TOTAL LONG-TERM INVESTMENTS (cost $24,591,815)		26,586,429

SHORT-TERM INVESTMENT 10.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,974,305)	2,974,305	2,974,305

TOTAL INVESTMENTS 100.1% (cost $27,566,120)(wd)		29,560,734
Liabilities in excess of other assets (0.1)%		(19,894)

NET ASSETS 100.0%		$29,540,840

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	49

Prudential Day One Income Fund

Schedule of Investments (unaudited)  (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$26,586,429	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,974,305	—	—

Total	$29,560,734	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

TIPS	23.0%
Total Return Bond	15.9
Core Bond	15.9
Large Cap	11.8
Short Term	10.1
Broad Market	6.4
International Developed Markets	5.0
Real Estate	5.0

Commodity	5.0%
Small Cap	1.0
Mid Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

50

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $27,566,120)	$29,560,734
Receivable for investments sold	93,418
Receivable for Fund shares sold	27,183
Due from Manager	12,377
Prepaid expenses and other assets	9,895

Total Assets	29,703,607

Liabilities
Payable for investments purchased	116,051
Custodian and accounting fees payable	16,723
Payable for Fund shares purchased	11,889
Audit fee payable	8,821
Accrued expenses and other liabilities	6,352
Affiliated transfer agent fee payable	1,322
Trustees’ fees payable	781
Distribution fee payable	487
Affiliated shareholder servicing fees payable	341

Total Liabilities	162,767

Net Assets	$29,540,840

Net assets were comprised of:
Shares of beneficial interest, at par	$2,609
Paid-in capital in excess of par	27,880,626
Total distributable earnings (loss)	1,657,605

Net assets, January 31, 2022	$29,540,840

See Notes to Financial Statements.

Prudential Day One Funds	51

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1
Net asset value, offering price and redemption price per share,
($27,056 ÷ 2,393 shares of beneficial interest issued and outstanding)	$11.30

Class R2
Net asset value, offering price and redemption price per share,
($2,195,452 ÷ 194,260 shares of beneficial interest issued and outstanding)	$11.30

Class R3
Net asset value, offering price and redemption price per share,
($167,985 ÷ 14,855 shares of beneficial interest issued and outstanding)	$11.31

Class R4
Net asset value, offering price and redemption price per share,
($27,426 ÷ 2,425 shares of beneficial interest issued and outstanding)	$11.31

Class R5
Net asset value, offering price and redemption price per share,
($949,052 ÷ 83,939 shares of beneficial interest issued and outstanding)	$11.31

Class R6
Net asset value, offering price and redemption price per share,
($26,173,869 ÷ 2,311,556 shares of beneficial interest issued and outstanding)	$11.32

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

52

Prudential Day One Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$959,673

Expenses
Management fee	3,094
Distribution fee(a)	2,901
Shareholder servicing fees (including affiliated expense of $1,044)(a)	1,044
Custodian and accounting fees	34,217
Registration fees(a)	12,617
Legal fees and expenses	9,895
Audit fee	8,822
Trustees’ fees	4,877
Transfer agent’s fees and expenses (including affiliated expense of $3,332)(a)	3,332
Shareholders’ reports	2,156
Pricing fees	1,503
Miscellaneous	5,898

Total expenses	90,356
Less: Fee waiver and/or expense reimbursement(a)	(82,378)

Net expenses	7,978

Net investment income (loss)	951,695

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(10,614)
Net capital gain distributions received	1,115,284

1,104,670

Net change in unrealized appreciation (depreciation) on investments	(2,068,903)

Net gain (loss) on investment transactions	(964,233)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(12,538)

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	69	2,716	116	—	—	—
Shareholder servicing fees	—	1,044	—	—	—	—
Registration fees	2,130	2,130	2,063	2,063	2,063	2,168
Transfer agent’s fees and expenses	40	1,756	198	23	768	547
Fee waiver and/or expense reimbursement	(2,196)	(7,077)	(2,505)	(2,114)	(4,272)	(64,214)

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 951,695	$ 558,764
Net realized gain (loss) on investment transactions	(10,614)	266,323
Net capital gain distributions received	1,115,284	152,692
Net change in unrealized appreciation (depreciation) on investments	(2,068,903)	2,596,613

Net increase (decrease) in net assets resulting from operations	(12,538)	3,574,392

Dividends and Distributions

Distributions from distributable earnings
Class R1	(1,749)	(413)
Class R2	(141,242)	(51,947)
Class R3	(11,244)	(32,737)
Class R4	(1,849)	(543)
Class R5	(64,380)	(20,518)
Class R6	(1,836,369)	(539,316)

	(2,056,833)	(645,474)

Fund share transactions
Net proceeds from shares sold	7,343,203	12,764,617
Net asset value of shares issued in reinvestment of dividends and distributions	2,056,799	645,474
Cost of shares purchased	(6,740,259)	(8,713,688)

Net increase (decrease) in net assets from Fund share transactions	2,659,743	4,696,403

Total increase (decrease)	590,372	7,625,321

Net Assets:

Beginning of period	28,950,468	21,325,147

End of period	$29,540,840	$28,950,468

See Notes to Financial Statements.

54

Prudential Day One Income Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.13		$10.94	$10.73	$10.59	$10.36		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.15	0.09	0.20	0.19		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.38)		1.23	0.50	0.25	0.19		0.31
Total from investment operations	(0.05)		1.38	0.59	0.45	0.38		0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.58)		(0.13)	(0.21)	(0.24)	(0.15)		(0.03)
Distributions from net realized gains	(0.20)		(0.06)	(0.17)	(0.07)	(-	)(c)	-
Total dividends and distributions	(0.78)		(0.19)	(0.38)	(0.31)	(0.15)		(0.03)
Net asset value, end of period	$11.30		$12.13	$10.94	$10.73	$10.59		$10.36
Total Return(d):	(0.57)%		12.70%	5.57%	4.46%	3.71%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$27	$24	$11	$11		$10
Average net assets (000)	$27		$25	$18	$11	$11		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.76	%(g)	0.75%	0.74%	0.74%	0.64%		0.64	%(g)
Expenses before waivers and/or expense reimbursement	16.74	%(g)	28.84%	77.98%	108.50%	124.02%		299.81	%(g)
Net investment income (loss)	5.54	%(g)	1.33%	0.89%	1.92%	1.84%		1.18	%(g)
Portfolio turnover rate(h)	28%		45%	65%	38%	25%		146%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.13		$10.94	$10.73	$10.59	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.18	0.20	0.22	0.23		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)		1.23	0.42	0.26	0.17		0.32
Total from investment operations	(0.04)		1.41	0.62	0.48	0.40		0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.59)		(0.16)	(0.24)	(0.27)	(0.18)		(0.04)
Distributions from net realized gains	(0.20)		(0.06)	(0.17)	(0.07)	(-	)(c)	-
Total dividends and distributions	(0.79)		(0.22)	(0.41)	(0.34)	(0.18)		(0.04)
Net asset value, end of period	$11.30		$12.13	$10.94	$10.73	$10.59		$10.37
Total Return(d):	(0.43)%		12.98%	5.88%	4.72%	3.86%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,195		$2,123	$1,846	$1,345	$843		$12
Average net assets (000)	$2,155		$2,453	$1,435	$1,036	$248		$11
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.51	%(g)	0.50%	0.49%	0.49%	0.46%		0.39	%(g)
Expenses before waivers and/or expense reimbursement	1.16	%(g)	1.37%	3.26%	3.89%	9.08%		286.56	%(g)
Net investment income (loss)	5.79	%(g)	1.58%	1.90%	2.13%	2.18%		1.43	%(g)
Portfolio turnover rate(h)	28%		45%	65%	38%	25%		146%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.14		$10.94	$10.74	$10.60	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.19	0.22	0.24	0.24		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.31)		1.24	0.40	0.25	0.18		0.31
Total from investment operations	(0.02)		1.43	0.62	0.49	0.42		0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.61)		(0.17)	(0.25)	(0.28)	(0.19)		(0.05)
Distributions from net realized gains	(0.20)		(0.06)	(0.17)	(0.07)	(-	)(c)	-
Total dividends and distributions	(0.81)		(0.23)	(0.42)	(0.35)	(0.19)		(0.05)
Net asset value, end of period	$11.31		$12.14	$10.94	$10.74	$10.60		$10.37
Total Return(d):	(0.34)%		13.24%	5.95%	4.87%	4.09%		4.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168		$1,623	$1,645	$1,597	$1,403		$1,256
Average net assets (000)	$231		$1,634	$1,557	$1,377	$1,331		$32
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.36	%(g)	0.35%	0.34%	0.34%	0.24%		0.09	%(g)
Expenses before waivers and/or expense reimbursement	2.51	%(g)	1.36%	3.02%	3.50%	5.23%		132.21	%(g)
Net investment income (loss)	5.04	%(g)	1.70%	2.09%	2.31%	2.23%		1.63	%(g)
Portfolio turnover rate(h)	28%		45%	65%	38%	25%		146%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.14		$10.94	$10.74	$10.60	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.21	0.15	0.25	0.25		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)		1.23	0.49	0.25	0.18		0.31
Total from investment operations	(0.02)		1.44	0.64	0.50	0.43		0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.61)		(0.18)	(0.27)	(0.29)	(0.20)		(0.05)
Distributions from net realized gains	(0.20)		(0.06)	(0.17)	(0.07)	(-	)(c)	-
Total dividends and distributions	(0.81)		(0.24)	(0.44)	(0.36)	(0.20)		(0.05)
Net asset value, end of period	$11.31		$12.14	$10.94	$10.74	$10.60		$10.37
Total Return(d):	(0.29)%		13.34%	5.98%	5.06%	4.21%		4.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$28	$24	$12	$18		$17
Average net assets (000)	$28		$26	$18	$14	$18		$15
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.26	%(g)	0.25%	0.25%	0.24%	0.13%		0.14	%(g)
Expenses before waivers and/or expense reimbursement	15.44	%(g)	26.37%	76.14%	84.52%	76.23%		275.84	%(g)
Net investment income (loss)	6.04	%(g)	1.83%	1.44%	2.36%	2.34%		1.67	%(g)
Portfolio turnover rate(h)	28%		45%	65%	38%	25%		146%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

58

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.14		$10.94	$10.74	$10.60	$10.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.22	0.02	0.29	0.26		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.38)		1.24	0.63	0.22	0.19		0.31
Total from investment operations	(0.01)		1.46	0.65	0.51	0.45		0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.62)		(0.20)	(0.28)	(0.30)	(0.22)		(0.06)
Distributions from net realized gains	(0.20)		(0.06)	(0.17)	(0.07)	(-	)(c)	-
Total dividends and distributions	(0.82)		(0.26)	(0.45)	(0.37)	(0.22)		(0.06)
Net asset value, end of period	$11.31		$12.14	$10.94	$10.74	$10.60		$10.37
Total Return(d):	(0.23)%		13.46%	6.18%	5.09%	4.33%		4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$949		$965	$914	$65	$11		$10
Average net assets (000)	$961		$909	$534	$51	$11		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.16	%(g)	0.15%	0.15%	0.14%	0.04%		0.03	%(g)
Expenses before waivers and/or expense reimbursement	1.04	%(g)	1.47%	4.36%	24.81%	122.74%		298.99	%(g)
Net investment income (loss)	6.11	%(g)	1.94%	0.15%	2.75%	2.44%		1.79	%(g)
Portfolio turnover rate(h)	28%		45%	65%	38%	25%		146%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,							December 13, 2016(a) through July 31,
	2022		2021		2020		2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.16		$10.96		$10.76		$10.61	$10.38		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.24		0.21		0.29	0.28		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)		1.23		0.46		0.25	0.18		0.32
Total from investment operations	(0.01)		1.47		0.67		0.54	0.46		0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.21)		(0.30)		(0.32)	(0.23)		(0.06)
Distributions from net realized gains	(0.20)		(0.06)		(0.17)		(0.07)	(-	)(c)	-
Total dividends and distributions	(0.83)		(0.27)		(0.47)		(0.39)	(0.23)		(0.06)
Net asset value, end of period	$11.32		$12.16		$10.96		$10.76	$10.61		$10.38
Total Return(d):	(0.23)%		13.59%		6.36%		5.33%	4.45%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,174		$24,185		$16,871		$6,939	$3,529		$734
Average net assets (000)	$27,291		$22,559		$9,392		$6,203	$2,451		$199
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	0.00	%(h)	0.00%		0.00%		0.00%	0.00%		0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(h)	(0.00)	%(c)	(0.00)	%(c)	(0.01)%	(0.09)%		(0.19)	%(h)
Expenses before waivers and/or expense reimbursement	0.48	%(h)	0.61%		1.92%		2.41%	4.36%		80.76	%(h)
Net investment income (loss)	6.19	%(h)	2.10%		1.95%		2.80%	2.67%		1.91	%(h)
Portfolio turnover rate(i)	28%		45%		65%		38%	25%		146%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

60

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 90.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	209,537	$2,076,511
PGIM Global Real Estate Fund (Class R6)	31,974	739,888
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	13,878	195,817
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	81,286	735,638
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	60,769	830,717
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	101,544	1,902,929
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	17,472	193,934
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	57,366	1,045,207
PGIM TIPS Fund (Class R6)	322,057	3,294,646
PGIM Total Return Bond Fund (Class R6)	166,111	2,343,830

TOTAL LONG-TERM INVESTMENTS (cost $11,904,420)		13,359,117

SHORT-TERM INVESTMENT 9.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,397,782)	1,397,782	1,397,782

TOTAL INVESTMENTS 100.1% (cost $13,302,202)(wd)		14,756,899
Liabilities in excess of other assets (0.1)%		(11,575)

NET ASSETS 100.0%		$14,745,324

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

62

Prudential Day One 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$13,359,117	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,397,782	—	—

Total	$14,756,899	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

TIPS	22.4%
Total Return Bond	15.9
Core Bond	14.1
Large Cap	12.9
Short Term	9.5
Broad Market	7.1
International Developed Markets	5.6
Real Estate	5.0

Commodity	5.0%
Small Cap	1.3
Mid Cap	1.3

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2015 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $13,302,202)	$14,756,899
Receivable for investments sold	49,267
Receivable for Fund shares sold	19,571
Due from Manager	13,161
Prepaid expenses and other assets	10,847

Total Assets	14,849,745

Liabilities
Payable for investments purchased	71,833
Custodian and accounting fees payable	16,669
Audit fee payable	8,822
Accrued expenses and other liabilities	5,931
Trustees’ fees payable	778
Affiliated transfer agent fee payable	361
Distribution fee payable	18
Payable for Fund shares purchased	9

Total Liabilities	104,421

Net Assets	$14,745,324

Net assets were comprised of:
Shares of beneficial interest, at par	$1,297
Paid-in capital in excess of par	13,786,430
Total distributable earnings (loss)	957,597

Net assets, January 31, 2022	$14,745,324

See Notes to Financial Statements.

64

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($13,692 ÷ 1,206 shares of beneficial interest issued and outstanding)	$11.36

Class R2

Net asset value, offering price and redemption price per share,
($50,855 ÷ 4,474 shares of beneficial interest issued and outstanding)	$11.37

Class R3

Net asset value, offering price and redemption price per share,
($13,976 ÷ 1,230 shares of beneficial interest issued and outstanding)	$11.37

Class R4

Net asset value, offering price and redemption price per share,
($14,036 ÷ 1,236 shares of beneficial interest issued and outstanding)	$11.36

Class R5

Net asset value, offering price and redemption price per share,
($186,885 ÷ 16,426 shares of beneficial interest issued and outstanding)	$11.38

Class R6

Net asset value, offering price and redemption price per share,
($14,465,880 ÷ 1,272,325 shares of beneficial interest issued and outstanding)	$11.37

  Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2015 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$468,719

Expenses
Management fee	1,506
Distribution fee(a)	107
Custodian and accounting fees	34,042
Registration fees(a)	11,517
Legal fees and expenses	9,932
Audit fee	8,822
Trustees’ fees	4,857
Shareholders’ reports	2,191
Pricing fees	1,503
Transfer agent’s fees and expenses (including affiliated expense of $690)(a)	690
Miscellaneous	5,551

Total expenses	80,718
Less: Fee waiver and/or expense reimbursement(a)	(79,888)

Net expenses	830

Net investment income (loss)	467,889

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	150,431
Net capital gain distributions received	604,862

755,293

Net change in unrealized appreciation (depreciation) on investments	(1,217,405)

Net gain (loss) on investment transactions	(462,112)

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,777

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	35	65	7	—	—	—
Registration fees	1,826	1,827	1,827	1,827	1,827	2,383
Transfer agent’s fees and expenses	22	140	21	22	125	360
Fee waiver and/or expense reimbursement	(1,894)	(2,136)	(1,894)	(1,895)	(2,494)	(69,575)

See Notes to Financial Statements.

66

Prudential Day One 2015 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$467,889	$321,923
Net realized gain (loss) on investment transactions	150,431	310,401
Net capital gain distributions received	604,862	85,946
Net change in unrealized appreciation (depreciation) on investments	(1,217,405)	1,516,787

Net increase (decrease) in net assets resulting from operations	5,777	2,235,057

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,166)	(228)
Class R2	(4,443)	(899)
Class R3	(1,239)	(279)
Class R4	(1,259)	(292)
Class R5	(13,383)	(6,668)
Class R6	(1,336,020)	(389,317)

	(1,357,510)	(397,683)

Fund share transactions
Net proceeds from shares sold	1,156,279	6,641,027
Net asset value of shares issued in reinvestment of dividends and distributions	1,357,510	397,683
Cost of shares purchased	(1,612,317)	(6,063,399)

Net increase (decrease) in net assets from Fund share transactions	901,472	975,311

Total increase (decrease)	(450,261)	2,812,685

Net Assets:
Beginning of period	15,195,585	12,382,900

End of period	$14,745,324	$15,195,585

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2015 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.43		$11.08	$10.91	$10.86	$10.49	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.15	0.16	0.19	0.19	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.36)		1.41	0.42	0.23	0.28	0.42
Total from investment operations	(0.02)		1.56	0.58	0.42	0.47	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.67)		(0.11)	(0.22)	(0.23)	(0.08)	-
Distributions from net realized gains	(0.38)		(0.10)	(0.19)	(0.14)	(0.02)	-
Total dividends and distributions	(1.05)		(0.21)	(0.41)	(0.37)	(0.10)	-
Net asset value, end of period	$11.36		$12.43	$11.08	$10.91	$10.86	$10.49
Total Return(c):	(0.40)%		14.32%	5.35%	4.17%	4.50%	4.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$12	$11	$11	$10
Average net assets (000)	$14		$13	$12	$11	$11	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.76	%(f)	0.75%	0.74%	0.73%	0.63%	0.65	%(f)
Expenses before waivers and/or expense reimbursement	27.96	%(f)	52.16%	114.82%	106.63%	120.64%	244.08	%(f)
Net investment income (loss)	5.56	%(f)	1.29%	1.53%	1.83%	1.74%	1.10	%(f)
Portfolio turnover rate(g)	18%		58%	75%	30%	57%	82%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.46		$11.10	$10.92	$10.88	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.18	0.20	0.21	0.21	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.36)		1.42	0.41	0.22	0.30	0.41
Total from investment operations	-	(c)	1.60	0.61	0.43	0.51	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.71)		(0.14)	(0.24)	(0.25)	(0.11)	-
Distributions from net realized gains	(0.38)		(0.10)	(0.19)	(0.14)	(0.02)	-
Total dividends and distributions	(1.09)		(0.24)	(0.43)	(0.39)	(0.13)	-
Net asset value, end of period	$11.37		$12.46	$11.10	$10.92	$10.88	$10.50
Total Return(d):	(0.23)%		14.57%	5.62%	4.34%	4.85%	5.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51		$50	$42	$12	$11	$11
Average net assets (000)	$51		$46	$37	$13	$11	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.51	%(g)	0.50%	0.49%	0.48%	0.38%	0.40	%(g)
Expenses before waivers and/or expense reimbursement	8.78	%(g)	15.87%	37.60%	92.94%	119.98%	243.71	%(g)
Net investment income (loss)	5.80	%(g)	1.54%	1.85%	1.94%	1.99%	1.35	%(g)
Portfolio turnover rate(h)	18%		58%	75%	30%	57%	82%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.47		$11.11	$10.93	$10.89	$10.51	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.20	0.21	0.24	0.23	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.37)		1.41	0.42	0.21	0.29	0.41
Total from investment operations	-	(c)	1.61	0.63	0.45	0.52	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.72)		(0.15)	(0.26)	(0.27)	(0.12)	-
Distributions from net realized gains	(0.38)		(0.10)	(0.19)	(0.14)	(0.02)	-
Total dividends and distributions	(1.10)		(0.25)	(0.45)	(0.41)	(0.14)	-
Net asset value, end of period	$11.37		$12.47	$11.11	$10.93	$10.89	$10.51
Total Return(d):	(0.17)%		14.71%	5.84%	4.50%	5.01%	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$12	$12	$11	$11
Average net assets (000)	$14		$13	$12	$11	$11	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.36	%(g)	0.35%	0.34%	0.33%	0.23%	0.26	%(g)
Expenses before waivers and/or expense reimbursement	27.04	%(g)	50.95%	113.01%	105.36%	119.64%	243.52	%(g)
Net investment income (loss)	5.96	%(g)	1.69%	1.93%	2.23%	2.14%	1.50	%(g)
Portfolio turnover rate(h)	18%		58%	75%	30%	57%	82%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.46		$11.11	$10.93	$10.88	$10.51	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.21	0.22	0.30	0.24	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.36)		1.41	0.42	0.17	0.29	0.40
Total from investment operations	0.02		1.62	0.64	0.47	0.53	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.74)		(0.17)	(0.27)	(0.28)	(0.14)	-
Distributions from net realized gains	(0.38)		(0.10)	(0.19)	(0.14)	(0.02)	-
Total dividends and distributions	(1.12)		(0.27)	(0.46)	(0.42)	(0.16)	-
Net asset value, end of period	$11.36		$12.46	$11.11	$10.93	$10.88	$10.51
Total Return(c):	(0.15)%		14.82%	5.97%	4.62%	5.02%	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$12	$12	$81	$51
Average net assets (000)	$14		$13	$12	$44	$65	$42
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.26	%(f)	0.25%	0.24%	0.23%	0.14%	0.16	%(f)
Expenses before waivers and/or expense reimbursement	26.84	%(f)	50.67%	112.64%	28.32%	22.01%	144.74	%(f)
Net investment income (loss)	6.06	%(f)	1.79%	2.03%	2.82%	2.27%	1.72	%(f)
Portfolio turnover rate(g)	18%		58%	75%	30%	57%	82%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.49		$11.13	$10.95	$10.90	$10.53	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.22	0.01	0.26	0.25	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.37)		1.42	0.64	0.22	0.29	0.42
Total from investment operations	0.02		1.64	0.65	0.48	0.54	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.75)		(0.18)	(0.28)	(0.29)	(0.15)	-
Distributions from net realized gains	(0.38)		(0.10)	(0.19)	(0.14)	(0.02)	-
Total dividends and distributions	(1.13)		(0.28)	(0.47)	(0.43)	(0.17)	-
Net asset value, end of period	$11.38		$12.49	$11.13	$10.95	$10.90	$10.53
Total Return(c):	(0.05)%		14.91%	6.03%	4.82%	5.11%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187		$133	$256	$40	$18	$11
Average net assets (000)	$143		$199	$142	$28	$12	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.16	%(f)	0.15%	0.14%	0.13%	0.04%	0.05	%(f)
Expenses before waivers and/or expense reimbursement	3.62	%(f)	4.45%	10.96%	43.44%	110.69%	243.22	%(f)
Net investment income (loss)	6.28	%(f)	1.90%	0.11%	2.44%	2.34%	1.71	%(f)
Portfolio turnover rate(g)	18%		58%	75%	30%	57%	82%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.49		$11.13		$10.95	$10.90	$10.53	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.24		0.24	0.28	0.27	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.36)		1.41		0.43	0.22	0.28	0.40
Total from investment operations	0.03		1.65		0.67	0.50	0.55	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.77)		(0.19)		(0.30)	(0.31)	(0.16)	-
Distributions from net realized gains	(0.38)		(0.10)		(0.19)	(0.14)	(0.02)	-
Total dividends and distributions	(1.15)		(0.29)		(0.49)	(0.45)	(0.18)	-
Net asset value, end of period	$11.37		$12.49		$11.13	$10.95	$10.90	$10.53
Total Return(c):	0.01%		15.07%		6.19%	4.89%	5.27%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,466		$14,970		$12,049	$11,081	$8,567	$4,099
Average net assets (000)	$14,705		$15,418		$12,078	$9,955	$6,742	$640
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%		0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(g)	(0.00	)%(h)	(0.01)%	(0.02)%	(0.11)%	(0.22	)%(g)
Expenses before waivers and/or expense reimbursement	0.95	%(g)	1.00%		1.72%	2.04%	2.53%	27.57	%(g)
Net investment income (loss)	6.21	%(g)	2.05%		2.23%	2.58%	2.50%	1.94	%(g)
Portfolio turnover rate(i)	18%		58%		75%	30%	57%	82%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Prudential Day One 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 91.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	811,993	$8,046,850
PGIM Global Real Estate Fund (Class R6)	141,893	3,283,414
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	82,432	1,163,118
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	360,722	3,264,531
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	317,834	4,344,798
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	533,133	9,990,919
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	103,777	1,151,923
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	282,861	5,153,733
PGIM TIPS Fund (Class R6)	1,327,146	13,576,704
PGIM Total Return Bond Fund (Class R6)	709,515	10,011,252

TOTAL LONG-TERM INVESTMENTS
(cost $52,987,115)		59,987,242

SHORT-TERM INVESTMENT 8.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $5,535,859)	5,535,859	5,535,859

TOTAL INVESTMENTS 100.1%
(cost $58,522,974)(wd)		65,523,101
Liabilities in excess of other assets (0.1)%		(33,063)

NET ASSETS 100.0%		$65,490,038

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$59,987,242	$—	$—
Short-Term Investment
Affiliated Mutual Fund	5,535,859	—	—

Total	$65,523,101	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

TIPS	20.7%
Total Return Bond	15.3
Large Cap	15.2
Core Bond	12.3
Short Term	8.5
Broad Market	7.9
International Developed Markets	6.6
Real Estate	5.0

Commodity	5.0%
Small Cap	1.8
Mid Cap	1.8

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

76

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets

Affiliated investments (cost $58,522,974)	$65,523,101
Receivable for investments sold	239,193
Receivable for Fund shares sold	60,730
Due from Manager	12,494
Prepaid expenses and other assets	3,629

Total Assets	65,839,147

Liabilities

Payable for investments purchased	318,942
Accrued expenses and other liabilities	24,919
Affiliated transfer agent fee payable	2,474
Distribution fee payable	1,077
Trustees’ fees payable	953
Affiliated shareholder servicing fees payable	718
Payable for Fund shares purchased	26

Total Liabilities	349,109

Net Assets	$65,490,038

Net assets were comprised of:
Shares of beneficial interest, at par	$5,594
Paid-in capital in excess of par	59,882,839
Total distributable earnings (loss)	5,601,605

Net assets, January 31, 2022	$65,490,038

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($14,057 ÷ 1,199 shares of beneficial interest issued and outstanding)	$11.72

Class R2

Net asset value, offering price and redemption price per share,
($4,587,971 ÷ 391,347 shares of beneficial interest issued and outstanding)	$11.72

Class R3

Net asset value, offering price and redemption price per share,
($1,263,737 ÷ 107,617 shares of beneficial interest issued and outstanding)	$11.74

Class R4

Net asset value, offering price and redemption price per share,
($14,432 ÷ 1,228 shares of beneficial interest issued and outstanding)	$11.75

Class R5

Net asset value, offering price and redemption price per share,
($3,606,998 ÷ 307,037 shares of beneficial interest issued and outstanding)	$11.75

Class R6

Net asset value, offering price and redemption price per share,
($56,002,843 ÷ 4,785,955 shares of beneficial interest issued and outstanding)	$11.70

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

78

Prudential Day One 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)
Affiliated dividend income	$2,129,494

Expenses
Management fee	6,793
Distribution fee(a)	6,533
Shareholder servicing fees (including affiliated expense of $2,168)(a)	2,455
Custodian and accounting fees	34,132
Registration fees(a)	11,626
Legal fees and expenses	10,074
Audit fee	8,822
Transfer agent’s fees and expenses (including affiliated expense of $7,278)(a)	7,615
Trustees’ fees	5,140
Shareholders’ reports	2,333
Miscellaneous	7,129

Total expenses	102,652
Less: Fee waiver and/or expense reimbursement(a)	(83,452)

Net expenses	19,200

Net investment income (loss)	2,110,294

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	692,623
Net capital gain distributions received	3,063,332

3,755,955

Net change in unrealized appreciation (depreciation) on investments	(5,754,239)

Net gain (loss) on investment transactions	(1,998,284)

Net Increase (Decrease) In Net Assets Resulting From Operations	$112,010

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	36	5,845	652	—	—	—
Shareholder servicing fees	—	2,338	117	—	—	—
Registration fees	1,937	1,938	1,938	1,938	1,938	1,937
Transfer agent’s fees and expenses	22	3,926	367	22	2,724	554
Fee waiver and/or expense reimbursement	(1,957)	(7,314)	(2,173)	(1,958)	(5,795)	(64,255)

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,110,294	$1,332,231
Net realized gain (loss) on investment transactions	692,623	1,174,233
Net capital gain distributions received	3,063,332	373,657
Net change in unrealized appreciation (depreciation) on investments	(5,754,239)	7,831,972

Net increase (decrease) in net assets resulting from operations	112,010	10,712,093

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,202)	(244)
Class R2	(390,989)	(88,673)
Class R3	(113,256)	(35,790)
Class R4	(1,296)	(308)
Class R5	(327,317)	(78,525)
Class R6	(5,214,209)	(1,511,954)

	(6,048,269)	(1,715,494)

Fund share transactions
Net proceeds from shares sold	5,248,762	23,637,723
Net asset value of shares issued in reinvestment of dividends and distributions	6,048,269	1,715,494
Cost of shares purchased	(9,672,788)	(23,091,994)

Net increase (decrease) in net assets from Fund share transactions	1,624,243	2,261,223

Total increase (decrease)	(4,312,016)	11,257,822

Net Assets:
Beginning of period	69,802,054	58,544,232

End of period	$65,490,038	$69,802,054

See Notes to Financial Statements.

80

Prudential Day One 2020 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.82		$11.27	$11.09	$10.98	$10.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.15	0.16	0.19	0.18	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.37)		1.63	0.44	0.23	0.37	0.45
Total from investment operations	(0.01)		1.78	0.60	0.42	0.55	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.72)		(0.12)	(0.21)	(0.21)	(0.08)	-
Distributions from net realized gains	(0.37)		(0.11)	(0.21)	(0.10)	(0.01)	-
Total dividends and distributions	(1.09)		(0.23)	(0.42)	(0.31)	(0.09)	-
Net asset value, end of period	$11.72		$12.82	$11.27	$11.09	$10.98	$10.52
Total Return(c):	(0.26)%		15.93%	5.35%	4.19%	5.28%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$12	$12	$11	$11
Average net assets (000)	$14		$13	$12	$11	$11	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.76	%(f)	0.75%	0.74%	0.74%	0.64%	0.67	%(f)
Expenses before waivers and/or expense reimbursement	28.14	%(f)	51.00%	113.14%	105.39%	118.30%	211.29	%(f)
Net investment income (loss)	5.55	%(f)	1.23%	1.46%	1.74%	1.68%	1.02	%(f)
Portfolio turnover rate(g)	21%		49%	61%	33%	41%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.83		$11.28	$11.11	$10.99	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.18	0.18	0.22	0.19	0.08
Net realized and unrealized gain (loss) on investment transactions	(0.35)		1.62	0.44	0.23	0.38	0.46
Total from investment operations	0.01		1.80	0.62	0.45	0.57	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.75)		(0.14)	(0.24)	(0.23)	(0.11)	-
Distributions from net realized gains	(0.37)		(0.11)	(0.21)	(0.10)	(0.01)	-
Total dividends and distributions	(1.12)		(0.25)	(0.45)	(0.33)	(0.12)	-
Net asset value, end of period	$11.72		$12.83	$11.28	$11.11	$10.99	$10.54
Total Return(c):	(0.10)%		16.19%	5.59%	4.47%	5.43%	5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,588		$5,742	$4,355	$3,446	$2,332	$11
Average net assets (000)	$4,638		$4,596	$3,904	$2,456	$693	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.51	%(f)	0.50%	0.49%	0.49%	0.46%	0.42	%(f)
Expenses before waivers and/or expense reimbursement	0.82	%(f)	0.88%	1.27%	1.51%	3.02%	210.95	%(f)
Net investment income (loss)	5.71	%(f)	1.49%	1.61%	2.02%	1.78%	1.27	%(f)
Portfolio turnover rate(g)	21%		49%	61%	33%	41%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.86		$11.30	$11.13	$11.01	$10.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.20	0.21	0.25	0.25	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.36)		1.63	0.42	0.22	0.35	0.46
Total from investment operations	0.02		1.83	0.63	0.47	0.60	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.77)		(0.16)	(0.25)	(0.25)	(0.13)	-
Distributions from net realized gains	(0.37)		(0.11)	(0.21)	(0.10)	(0.01)	-
Total dividends and distributions	(1.14)		(0.27)	(0.46)	(0.35)	(0.14)	-
Net asset value, end of period	$11.74		$12.86	$11.30	$11.13	$11.01	$10.55
Total Return(c):	(0.04)%		16.41%	5.73%	4.63%	5.67%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,264		$1,844	$1,541	$1,072	$1,134	$11
Average net assets (000)	$1,294		$1,655	$1,294	$1,066	$673	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.36	%(f)	0.35%	0.34%	0.34%	0.28%	0.27	%(f)
Expenses before waivers and/or expense reimbursement	0.69	%(f)	0.97%	1.80%	1.99%	3.00%	210.74	%(f)
Net investment income (loss)	5.94	%(f)	1.63%	1.87%	2.28%	2.33%	1.41	%(f)
Portfolio turnover rate(g)	21%		49%	61%	33%	41%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.87		$11.31	$11.13	$11.03	$10.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.21	0.21	0.28	0.24	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.35)		1.63	0.44	0.18	0.39	0.45
Total from investment operations	0.04		1.84	0.65	0.46	0.63	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.79)		(0.17)	(0.26)	(0.26)	(0.14)	-
Distributions from net realized gains	(0.37)		(0.11)	(0.21)	(0.10)	(0.01)	-
Total dividends and distributions	(1.16)		(0.28)	(0.47)	(0.36)	(0.15)	-
Net asset value, end of period	$11.75		$12.87	$11.31	$11.13	$11.03	$10.55
Total Return(c):	0.07%		16.50%	5.82%	4.64%	5.97%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$12	$12	$61	$178
Average net assets (000)	$15		$13	$12	$37	$191	$160
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.25	%(f)	0.25%	0.24%	0.24%	0.14%	0.14	%(f)
Expenses before waivers and/or expense reimbursement	26.96	%(f)	49.43% 110.87%		31.79%	7.79%	45.98	%(f)
Net investment income (loss)	6.06	%(f)	1.73%	1.95%	2.61%	2.19%	1.45	%(f)
Portfolio turnover rate(g)	21%		49%	61%	33%	41%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

84

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.88		$11.32	$11.14	$11.03	$10.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.22	0.24	0.25	0.23	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.36)		1.63	0.42	0.23	0.40	0.45
Total from investment operations	0.04		1.85	0.66	0.48	0.63	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.80)		(0.18)	(0.27)	(0.27)	(0.15)	-
Distributions from net realized gains	(0.37)		(0.11)	(0.21)	(0.10)	(0.01)	-
Total dividends and distributions	(1.17)		(0.29)	(0.48)	(0.37)	(0.16)	-
Net asset value, end of period	$11.75		$12.88	$11.32	$11.14	$11.03	$10.56
Total Return(c):	0.08%		16.60%	6.03%	4.75%	5.99%	5.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,607		$3,585	$3,624	$3,962	$3,603	$11
Average net assets (000)	$3,627		$3,427	$3,783	$3,807	$1,162	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.16	%(f)	0.15%	0.14%	0.14%	0.11%	0.06	%(f)
Expenses before waivers and/or expense reimbursement	0.48	%(f)	0.58%	0.92%	0.99%	1.91%	210.44	%(f)
Net investment income (loss)	6.17	%(f)	1.81%	2.22%	2.34%	2.13%	1.62	%(f)
Portfolio turnover rate(g)	21%		49%	61%	33%	41%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.84		$11.28		$11.11	$11.00	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.24		0.23	0.27	0.26	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.35)		1.63		0.44	0.23	0.38	0.42
Total from investment operations	0.05		1.87		0.67	0.50	0.64	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.82)		(0.20)		(0.29)	(0.29)	(0.17)	-
Distributions from net realized gains	(0.37)		(0.11)		(0.21)	(0.10)	(0.01)	-
Total dividends and distributions	(1.19)		(0.31)		(0.50)	(0.39)	(0.18)	-
Net asset value, end of period	$11.70		$12.84		$11.28	$11.11	$11.00	$10.54
Total Return(c):	0.14%		16.82%		6.10%	4.93%	6.06%	5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,003		$58,602		$49,000	$35,018	$22,951	$12,368
Average net assets (000)	$57,789		$59,237		$39,274	$30,081	$16,888	$1,944
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%		0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(g)	(0.00	)%(h)	(0.01)%	(0.01)%	(0.10)%	(0.21	)%(g)
Expenses before waivers and/or expense reimbursement	0.23	%(g)	0.25%		0.46%	0.58%	0.93%	9.10	%(g)
Net investment income (loss)	6.26	%(g)	1.98%		2.11%	2.54%	2.42%	1.80	%(g)
Portfolio turnover rate(i)	21%		49%		61%	33%	41%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

86

Prudential Day One 2020 Fund

Financial Highlights (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 92.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	845,509	$8,378,999
PGIM Global Real Estate Fund (Class R6)	190,846	4,416,186
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	126,805	1,789,218
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	485,165	4,390,747
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	531,121	7,260,419
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	828,044	15,517,549
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	159,636	1,771,965
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	437,031	7,962,705
PGIM TIPS Fund (Class R6)	1,664,880	17,031,718
PGIM Total Return Bond Fund (Class R6)	929,504	13,115,296

TOTAL LONG-TERM INVESTMENTS (cost $72,380,472)		81,634,802

SHORT-TERM INVESTMENT 7.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,569,609)	6,569,609	6,569,609

TOTAL INVESTMENTS 100.0% (cost $78,950,081)(wd)		88,204,411
Liabilities in excess of other assets (0.0)%		(40,939)

NET ASSETS 100.0%		$88,163,472

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd) PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

88

Prudential Day One 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$81,634,802	$—	$—
Short-Term Investment
Affiliated Mutual Fund	6,569,609	—	—

Total	$88,204,411	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

TIPS	19.3%
Large Cap	17.6
Total Return Bond	14.9
Core Bond	9.5
Broad Market	9.0
International Developed Markets	8.3
Short Term	7.4
Real Estate	5.0
Commodity	5.0

Small Cap	2.0%
Mid Cap	2.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $78,950,081)	$88,204,411
Receivable for investments sold	347,459
Receivable for Fund shares sold	35,132
Due from Manager	13,038
Prepaid expenses and other assets	4,342

Total Assets	88,604,382

Liabilities
Payable for investments purchased	416,142
Accrued expenses and other liabilities	22,153
Payable for Fund shares purchased	1,063
Trustees’ fees payable	748
Affiliated transfer agent fee payable	740
Distribution fee payable	64

Total Liabilities	440,910

Net Assets	$88,163,472

Net assets were comprised of:
Shares of beneficial interest, at par	$7,432
Paid-in capital in excess of par	80,787,381
Total distributable earnings (loss)	7,368,659

Net assets, January 31, 2022	$88,163,472

See Notes to Financial Statements.

90

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($14,463 ÷ 1,223 shares of beneficial interest issued and outstanding)	$11.82

Class R2

Net asset value, offering price and redemption price per share,
($90,133 ÷ 7,614 shares of beneficial interest issued and outstanding)	$11.84

Class R3

Net asset value, offering price and redemption price per share,
($459,496 ÷ 38,799 shares of beneficial interest issued and outstanding)	$11.84

Class R4

Net asset value, offering price and redemption price per share,
($17,951 ÷ 1,516 shares of beneficial interest issued and outstanding)	$11.84

Class R5

Net asset value, offering price and redemption price per share,
($355,781 ÷ 30,042 shares of beneficial interest issued and outstanding)	$11.84

Class R6

Net asset value, offering price and redemption price per share,
($87,225,648 ÷ 7,352,644 shares of beneficial interest issued and outstanding)	$11.86

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$2,787,717

Expenses
Management fee	8,733
Distribution fee(a)	587
Shareholder servicing fees (including affiliated expense of $254)(a)	254
Custodian and accounting fees	34,135
Registration fees(a)	12,757
Legal fees and expenses	10,140
Audit fee	8,822
Trustees’ fees	5,395
Shareholders’ reports	2,801
Transfer agent’s fees and expenses (including affiliated expense of $2,446)(a)	2,446
Pricing fees	1,503
Miscellaneous	5,273

Total expenses	92,846
Less: Fee waiver and/or expense reimbursement(a)	(85,871)

Net expenses	6,975

Net investment income (loss)	2,780,742

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,031,529
Net capital gain distributions received	4,408,605

5,440,134

Net change in unrealized appreciation (depreciation) on investments	(8,013,182)

Net gain (loss) on investment transactions	(2,573,048)

Net Increase (Decrease) In Net Assets Resulting From Operations	$207,694

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	37	109	441	—	—	—
Shareholder servicing fees	—	—	254	—	—	—
Registration fees	1,962	1,962	1,961	1,961	1,961	2,950
Transfer agent’s fees and expenses	37	306	1,103	24	240	736
Fee waiver and/or expense reimbursement	(1,992)	(2,230)	(2,939)	(1,979)	(2,223)	(74,508)

See Notes to Financial Statements.

92

Prudential Day One 2025 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,780,742	$1,677,379
Net realized gain (loss) on investment transactions	1,031,529	1,413,612
Net capital gain distributions received	4,408,605	475,327
Net change in unrealized appreciation (depreciation) on investments	(8,013,182)	11,576,517

Net increase (decrease) in net assets resulting from operations	207,694	15,142,835

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,353)	(225)
Class R2	(8,344)	(933)
Class R3	(46,210)	(181,348)
Class R4	(1,671)	(290)
Class R5	(33,003)	(4,518)
Class R6	(8,656,371)	(1,879,266)

	(8,746,952)	(2,066,580)

Fund share transactions
Net proceeds from shares sold	15,394,669	31,038,595
Net asset value of shares issued in reinvestment of dividends and distributions	8,746,952	2,066,580
Cost of shares purchased	(17,938,352)	(26,155,552)

Net increase (decrease) in net assets from Fund share transactions	6,203,269	6,949,623

Total increase (decrease)	(2,335,989)	20,025,878

Net Assets:
Beginning of period	90,499,461	70,473,583

End of period	$88,163,472	$90,499,461

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2025 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.01		$11.24	$11.14	$11.15	$10.58		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.14	0.05	0.19	0.17		0.04
Net realized and unrealized gain (loss)
on investment transactions	(0.33)		1.84	0.53	0.18	0.50		0.54
Total from investment operations	0.03		1.98	0.58	0.37	0.67		0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.75)		(0.11)	(0.21)	(0.20)	(0.10)		-
Distributions from net realized gains	(0.47)		(0.10)	(0.27)	(0.18)	(-	)(c)	-
Total dividends and distributions	(1.22)		(0.21)	(0.48)	(0.38)	(0.10)		-
Net asset value, end of period	$11.82		$13.01	$11.24	$11.14	$11.15		$10.58
Total Return(d):	(0.05)%		17.76%	5.25%	3.73%	6.35%		5.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$12	$671	$678		$592
Average net assets (000)	$15		$13	$122	$625	$639		$43
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.76	%(g)	0.75%	0.75%	0.74%	0.65%		0.53	%(g)
Expenses before waivers and/or expense reimbursement	27.85	%(g)	50.15%	11.62%	3.01%	3.42%		55.43	%(g)
Net investment income (loss)	5.61	%(g)	1.18%	0.49%	1.72%	1.55%		0.55	%(g)
Portfolio turnover rate(h)	27%		44%	57%	35%	37%		6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

94

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.04		$11.26	$11.15	$11.16	$10.59		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.15	(0.01)	0.18	0.24		0.08
Net realized and unrealized gain (loss)
on investment transactions	(0.33)		1.86	0.63	0.22	0.46		0.51
Total from investment operations	0.05		2.01	0.62	0.40	0.70		0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.78)		(0.13)	(0.24)	(0.23)	(0.13)		-
Distributions from net realized gains	(0.47)		(0.10)	(0.27)	(0.18)	(-	)(c)	-
Total dividends and distributions	(1.25)		(0.23)	(0.51)	(0.41)	(0.13)		-
Net asset value, end of period	$11.84		$13.04	$11.26	$11.15	$11.16		$10.59
Total Return(d):	0.12%		18.09%	5.45%	4.09%	6.62%		5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90		$82	$90	$117	$14		$11
Average net assets (000)	$87		$71	$136	$39	$18		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.51	%(g)	0.50%	0.50%	0.49%	0.39%		0.42	%(g)
Expenses before waivers and/or expense reimbursement	5.61	%(g)	10.60%	10.64%	31.08%	71.60%		215.71	%(g)
Net investment income (loss)	5.89	%(g)	1.29%	(0.13)%	1.60%	2.18%		1.16	%(g)
Portfolio turnover rate(h)	27%		44%	57%	35%	37%		6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.06		$11.27	$11.17	$11.18	$10.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.19	0.21	0.23	0.21		0.07
Net realized and unrealized gain (loss) on investment transactions	(0.21)		1.85	0.41	0.19	0.51		0.54
Total from investment operations	0.05		2.04	0.62	0.42	0.72		0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.80)		(0.15)	(0.25)	(0.25)	(0.15)		-
Distributions from net realized gains	(0.47)		(0.10)	(0.27)	(0.18)	(-	)(c)	-
Total dividends and distributions	(1.27)		(0.25)	(0.52)	(0.43)	(0.15)		-
Net asset value, end of period	$11.84		$13.06	$11.27	$11.17	$11.18		$10.61
Total Return(d):	0.12%		18.32%	5.62%	4.17%	6.76%		6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$459		$9,911	$8,064	$7,737	$5,871		$3,863
Average net assets (000)	$876		$8,876	$7,803	$6,760	$4,653		$77
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.36	%(g)	0.35%	0.35%	0.34%	0.25%		0.04	%(g)
Expenses before waivers and/or expense reimbursement	1.03	%(g)	0.61%	0.90%	1.00%	1.24%		34.35	%(g)
Net investment income (loss)	4.21	%(g)	1.59%	1.89%	2.14%	1.94%		1.06	%(g)
Portfolio turnover rate(h)	27%		44%	57%	35%	37%		6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.06		$11.28	$11.17	$11.18	$10.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.41		0.20	0.22	0.22	0.20		0.08
Net realized and unrealized gain (loss) on investment transactions	(0.35)		1.84	0.43	0.21	0.53		0.53
Total from investment operations	0.06		2.04	0.65	0.43	0.73		0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.81)		(0.16)	(0.27)	(0.26)	(0.16)		-
Distributions from net realized gains	(0.47)		(0.10)	(0.27)	(0.18)	(-	)(c)	-
Total dividends and distributions	(1.28)		(0.26)	(0.54)	(0.44)	(0.16)		-
Net asset value, end of period	$11.84		$13.06	$11.28	$11.17	$11.18		$10.61
Total Return(d):	0.21%		18.43%	5.73%	4.27%	6.88%		6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$15	$13	$12	$109		$175
Average net assets (000)	$16		$14	$12	$45	$134		$133
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.26	%(g)	0.25%	0.25%	0.25%	0.13%		0.15	%(g)
Expenses before waivers and/or expense reimbursement	24.86	%(g)	48.41%	109.74%	26.16%	10.37%		49.61	%(g)
Net investment income (loss)	6.35	%(g)	1.68%	1.99%	2.04%	1.81%		1.17	%(g)
Portfolio turnover rate(h)	27%		44%	57%	35%	37%		6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.07		$11.28	$11.17	$11.19	$10.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.43		0.22	0.24	0.24	0.23		0.10
Net realized and unrealized gain (loss) on investment transactions	(0.37)		1.84	0.41	0.19	0.51		0.52
Total from investment operations	0.06		2.06	0.65	0.43	0.74		0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.82)		(0.17)	(0.27)	(0.27)	(0.17)		-
Distributions from net realized gains	(0.47)		(0.10)	(0.27)	(0.18)	(-	)(c)	-
Total dividends and distributions	(1.29)		(0.27)	(0.54)	(0.45)	(0.17)		-
Net asset value, end of period	$11.84		$13.07	$11.28	$11.17	$11.19		$10.62
Total Return(d):	0.23%		18.53%	5.90%	4.29%	6.98%		6.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$356		$266	$160	$295	$37		$16
Average net assets (000)	$309		$197	$238	$71	$25		$12
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.16	%(g)	0.15%	0.16%	0.14%	0.07%		0.06	%(g)
Expenses before waivers and/or expense reimbursement	1.59	%(g)	3.68%	6.04%	16.90%	50.68%		179.75	%(g)
Net investment income (loss)	6.55	%(g)	1.85%	2.12%	2.21%	2.05%		1.47	%(g)
Portfolio turnover rate(h)	27%		44%	57%	35%	37%		6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

98

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,							December 13, 2016(a) through July 31,
	2022		2021		2020		2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.10		$11.30		$11.19		$11.21	$10.64		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.42		0.24		0.23		0.27	0.25		0.10
Net realized and unrealized gain (loss) on investment transactions	(0.35)		1.85		0.44		0.17	0.51		0.54
Total from investment operations	0.07		2.09		0.67		0.44	0.76		0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.84)		(0.19)		(0.29)		(0.28)	(0.19)		-
Distributions from net realized gains	(0.47)		(0.10)		(0.27)		(0.18)	(-	)(c)	-
Total dividends and distributions	(1.31)		(0.29)		(0.56)		(0.46)	(0.19)		-
Net asset value, end of period	$11.86		$13.10		$11.30		$11.19	$11.21		$10.64
Total Return(d):	0.29%		18.75%		5.96%		4.55%	7.13%		6.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,226		$80,212		$62,135		$40,932	$25,880		$13,380
Average net assets (000)	$85,320		$79,030		$47,867		$35,028	$20,307		$2,024
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	0.00	%(h)	0.00%		0.00%		0.00%	0.00%		0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(h)	0.00	%(c)	(0.00	)%(c)	(0.01)%	(0.09)%		(0.19	)%(h)
Expenses before waivers and/or expense reimbursement	0.18	%(h)	0.20%		0.40%		0.51%	0.70%		8.73	%(h)
Net investment income (loss)	6.39	%(h)	1.94%		2.09%		2.52%	2.29%		1.57	%(h)
Portfolio turnover rate(i)	27%		44%		57%		35%	37%		6%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

100

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 94.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	611,420	$6,059,173
PGIM Global Real Estate Fund (Class R6)	194,828	4,508,308
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	184,154	2,598,409
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	435,862	3,944,548
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	87,177	1,091,462
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	700,309	9,573,217
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	954,527	17,887,845
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	231,811	2,573,104
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	579,754	10,563,114
PGIM TIPS Fund (Class R6)	1,349,128	13,801,579
PGIM Total Return Bond Fund (Class R6)	872,999	12,318,019

TOTAL LONG-TERM INVESTMENTS (cost $74,428,472)		84,918,778

SHORT-TERM INVESTMENT 5.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,241,950)	5,241,950	5,241,950

TOTAL INVESTMENTS 100.0%
(cost $79,670,422)(wd)		90,160,728
Liabilities in excess of other assets (0.0)%		(2,522)

NET ASSETS 100.0%		$90,158,206

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)  (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$84,918,778	$—	$—
Short-Term Investment
Affiliated Mutual Fund	5,241,950	—	—

Total	$90,160,728	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	19.8%
TIPS	15.3
Total Return Bond	13.7
Broad Market	11.7
International Developed Markets	10.6
Core Bond	6.7
Short Term	5.8
Real Estate	5.0
Commodity	4.4
Small Cap	2.9

Mid Cap	2.9%
Emerging Markets	1.2

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

102

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $79,670,422)	$90,160,728
Receivable for investments sold	371,448
Receivable for Fund shares sold	301,385
Due from Manager	14,592
Interest receivable	2,691
Prepaid expenses	811

Total Assets	90,851,655

Liabilities
Payable for investments purchased	601,092
Payable for Fund shares purchased	63,551
Accrued expenses and other liabilities	21,273
Affiliated transfer agent fee payable	3,670
Distribution fee payable	1,817
Affiliated shareholder servicing fees payable	1,305
Trustees’ fees payable	741

Total Liabilities	693,449

Net Assets	$90,158,206

Net assets were comprised of:
Shares of beneficial interest, at par	$7,091
Paid-in capital in excess of par	80,633,506
Total distributable earnings (loss)	9,517,609

Net assets, January 31, 2022	$90,158,206

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($59,599 ÷ 4,699 shares of beneficial interest issued and outstanding)	$12.68

Class R2

Net asset value, offering price and redemption price per share,
($7,887,521 ÷ 621,208 shares of beneficial interest issued and outstanding)	$12.70

Class R3

Net asset value, offering price and redemption price per share,
($1,445,108 ÷ 113,850 shares of beneficial interest issued and outstanding)	$12.69

Class R4

Net asset value, offering price and redemption price per share,
($26,751 ÷ 2,111 shares of beneficial interest issued and outstanding)	$12.67

Class R5

Net asset value, offering price and redemption price per share,
($3,931,368 ÷ 309,561 shares of beneficial interest issued and outstanding)	$12.70

Class R6

Net asset value, offering price and redemption price per share,
($76,807,859 ÷ 6,039,785 shares of beneficial interest issued and outstanding)	$12.72

  Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

104

Prudential Day One 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$2,630,382

Expenses
Management fee	8,898
Distribution fee(a)	10,502
Shareholder servicing fees (including affiliated expense of $3,712)(a)	3,712
Custodian and accounting fees	34,160
Registration fees(a)	13,544
Legal fees and expenses	10,131
Transfer agent’s fees and expenses (including affiliated expense of $9,073)(a)	9,073
Audit fee	8,822
Trustees’ fees	5,397
Shareholders’ reports	2,549
Miscellaneous	8,209

Total expenses	114,997
Less: Fee waiver and/or expense reimbursement(a)	(92,258)

Net expenses	22,739

Net investment income (loss)	2,607,643

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(15,535)
Net capital gain distributions received	5,457,059

5,441,524

Net change in unrealized appreciation (depreciation) on investments	(7,699,545)

Net gain (loss) on investment transactions	(2,258,021)

Net Increase (Decrease) In Net Assets Resulting From Operations	$349,622

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	148	9,625	729	—	—	—
Shareholder servicing fees	11	3,697	—	4	—	—
Registration fees	1,925	2,371	2,114	2,114	2,114	2,906
Transfer agent’s fees and expenses	84	5,666	566	38	1,999	720
Fee waiver and/or expense reimbursement	(1,999)	(9,071)	(2,179)	(2,146)	(4,726)	(72,137)

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,607,643	$1,399,527
Net realized gain (loss) on investment transactions	(15,535)	1,162,274
Net capital gain distributions received	5,457,059	452,612
Net change in unrealized appreciation (depreciation) on investments	(7,699,545)	13,087,317

Net increase (decrease) in net assets resulting from operations	349,622	16,101,730

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,666)	(770)
Class R2	(625,132)	(107,950)
Class R3	(114,735)	(56,315)
Class R4	(2,156)	(352)
Class R5	(327,885)	(77,457)
Class R6	(6,412,829)	(1,538,097)

	(7,487,403)	(1,780,941)

Fund share transactions
Net proceeds from shares sold	14,106,209	33,959,813
Net asset value of shares issued in reinvestment of dividends and distributions	7,487,403	1,780,941
Cost of shares purchased	(10,227,291)	(26,022,590)

Net increase (decrease) in net assets from Fund share transactions	11,366,321	9,718,164

Total increase (decrease)	4,228,540	24,038,953

Net Assets:
Beginning of period	85,929,666	61,890,713

End of period	$90,158,206	$85,929,666

See Notes to Financial Statements.

106

Prudential Day One 2030 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.72		$11.48	$11.45	$11.53	$10.74		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.13	0.17	0.18	0.14		0.04
Net realized and unrealized gain (loss) on investment transactions	(0.32)		2.32	0.41	0.13	0.77		0.70
Total from investment operations	0.04		2.45	0.58	0.31	0.91		0.74
Less Dividends and Distributions:
Dividends from net investment income	(0.79)		(0.11)	(0.20)	(0.22)	(0.12)		-
Distributions from net realized gains	(0.29)		(0.10)	(0.35)	(0.17)	(-	)(c)	-
Total dividends and distributions	(1.08)		(0.21)	(0.55)	(0.39)	(0.12)		-
Net asset value, end of period	$12.68		$13.72	$11.48	$11.45	$11.53		$10.74
Total Return(d):	0.05%		21.50%	5.04%	3.18%	8.47%		7.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60		$55	$38	$33	$27		$14
Average net assets (000)	$59		$48	$36	$30	$15		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.74	%(g)	0.74%	0.74%	0.74%	0.66%		0.69	%(g)
Expenses before waivers and/or expense reimbursement	7.50	%(g)	14.75%	37.24%	40.10%	84.71%		195.73	%(g)
Net investment income (loss)	5.18	%(g)	1.05%	1.54%	1.62%	1.29%		0.68	%(g)
Portfolio turnover rate(h)	18%		46%	55%	36%	36%		5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.74		$11.50	$11.47	$11.55	$10.75		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.16	0.16	0.21	0.11		0.06
Net realized and unrealized gain (loss) on investment transactions	(0.31)		2.31	0.45	0.13	0.83		0.69
Total from investment operations	0.07		2.47	0.61	0.34	0.94		0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.82)		(0.13)	(0.23)	(0.25)	(0.14)		-
Distributions from net realized gains	(0.29)		(0.10)	(0.35)	(0.17)	(-	)(c)	-
Total dividends and distributions	(1.11)		(0.23)	(0.58)	(0.42)	(0.14)		-
Net asset value, end of period	$12.70		$13.74	$11.50	$11.47	$11.55		$10.75
Total Return(d):	0.23%		21.83%	5.29%	3.46%	8.81%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,888		$7,308	$4,896	$3,404	$2,637		$13
Average net assets (000)	$7,637		$6,013	$4,148	$3,149	$883		$11
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.49	%(g)	0.49%	0.49%	0.49%	0.47%		0.43	%(g)
Expenses before waivers and/or expense reimbursement	0.73	%(g)	0.84%	1.25%	1.40%	2.63%		183.27	%(g)
Net investment income (loss)	5.45	%(g)	1.29%	1.42%	1.87%	0.99%		0.91	%(g)
Portfolio turnover rate(h)	18%		46%	55%	36%	36%		5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

108

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.75		$11.50	$11.47	$11.55	$10.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.18	0.19	0.21	0.21		0.07
Net realized and unrealized gain (loss) on investment transactions	(0.29)		2.32	0.44	0.15	0.74		0.69
Total from investment operations	0.08		2.50	0.63	0.36	0.95		0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.85)		(0.15)	(0.25)	(0.27)	(0.16)		-
Distributions from net realized gains	(0.29)		(0.10)	(0.35)	(0.17)	(-	)(c)	-
Total dividends and distributions	(1.14)		(0.25)	(0.60)	(0.44)	(0.16)		-
Net asset value, end of period	$12.69		$13.75	$11.50	$11.47	$11.55		$10.76
Total Return(d):	0.30%		22.00%	5.44%	3.63%	8.86%		7.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,445		$3,414	$2,416	$1,349	$728		$11
Average net assets (000)	$1,446		$2,857	$1,832	$1,018	$440		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.34	%(g)	0.34%	0.34%	0.34%	0.29%		0.29	%(g)
Expenses before waivers and/or expense reimbursement	0.64	%(g)	0.78%	1.50%	2.03%	4.05%		198.46	%(g)
Net investment income (loss)	5.40	%(g)	1.45%	1.67%	1.93%	1.81%		1.09	%(g)
Portfolio turnover rate(h)	18%		46%	55%	36%	36%		5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.74		$11.49	$11.46	$11.56	$10.77		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.19	0.23	0.29	0.20		0.05
Net realized and unrealized gain (loss) on investment transactions	(0.32)		2.32	0.41	0.06	0.76		0.72
Total from investment operations	0.08		2.51	0.64	0.35	0.96		0.77
Less Dividends and Distributions:
Dividends from net investment income	(0.86)		(0.16)	(0.26)	(0.28)	(0.17)		-
Distributions from net realized gains	(0.29)		(0.10)	(0.35)	(0.17)	(-	)(c)	-
Total dividends and distributions	(1.15)		(0.26)	(0.61)	(0.45)	(0.17)		-
Net asset value, end of period	$12.67		$13.74	$11.49	$11.46	$11.56		$10.77
Total Return(d):	0.31%		22.12%	5.58%	3.56%	8.98%		7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$22	$14	$12	$1,114		$857
Average net assets (000)	$25		$18	$12	$483	$987		$507
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.24	%(g)	0.24%	0.24%	0.25%	0.17%		0.17	%(g)
Expenses before waivers and/or expense reimbursement	17.50	%(g)	37.53%	106.51%	3.30%	2.43%		20.56	%(g)
Net investment income (loss)	5.79	%(g)	1.54%	2.01%	2.58%	1.82%		0.80	%(g)
Portfolio turnover rate(h)	18%		46%	55%	36%	36%		5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

110

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.77		$11.52	$11.48	$11.57	$10.78		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.21	0.25	0.25	0.15		0.08
Net realized and unrealized gain (loss) on investment transactions	(0.30)		2.31	0.41	0.12	0.82		0.70
Total from investment operations	0.09		2.52	0.66	0.37	0.97		0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.87)		(0.17)	(0.27)	(0.29)	(0.18)		-
Distributions from net realized gains	(0.29)		(0.10)	(0.35)	(0.17)	(-	)(c)	-
Total dividends and distributions	(1.16)		(0.27)	(0.62)	(0.46)	(0.18)		-
Net asset value, end of period	$12.70		$13.77	$11.52	$11.48	$11.57		$10.78
Total Return(d):	0.41%		22.18%	5.73%	3.76%	9.08%		7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,931		$3,877	$3,222	$3,012	$2,728		$11
Average net assets (000)	$3,938		$3,548	$3,087	$2,785	$934		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.14	%(g)	0.14%	0.14%	0.14%	0.12%		0.08	%(g)
Expenses before waivers and/or expense reimbursement	0.38	%(g)	0.55%	1.00%	1.10%	2.18%		198.14	%(g)
Net investment income (loss)	5.70	%(g)	1.66%	2.19%	2.21%	1.36%		1.30	%(g)
Portfolio turnover rate(h)	18%		46%	55%	36%	36%		5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.80		$11.54	$11.50	$11.59	$10.79		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.41		0.23	0.24	0.25	0.22		0.08
Net realized and unrealized gain (loss) on investment transactions	(0.31)		2.32	0.44	0.14	0.78		0.71
Total from investment operations	0.10		2.55	0.68	0.39	1.00		0.79
Less Dividends and Distributions:
Dividends from net investment income	(0.89)		(0.19)	(0.29)	(0.31)	(0.20)		-
Distributions from net realized gains	(0.29)		(0.10)	(0.35)	(0.17)	(-	)(c)	-
Total dividends and distributions	(1.18)		(0.29)	(0.64)	(0.48)	(0.20)		-
Net asset value, end of period	$12.72		$13.80	$11.54	$11.50	$11.59		$10.79
Total Return(d):	0.49%		22.40%	5.87%	3.93%	9.33%		7.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,808		$71,254	$51,305	$36,517	$22,067		$9,426
Average net assets (000)	$75,150		$68,119	$40,094	$29,867	$15,382		$1,557
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%		0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.01	)%(h)	(0.01)%	(0.01)%	(0.01)%	(0.07)%		(0.14	)%(h)
Expenses before waivers and/or expense reimbursement	0.18	%(h)	0.22%	0.46%	0.57%	0.97%		9.71	%(h)
Net investment income (loss)	5.92	%(h)	1.79%	2.13%	2.25%	1.94%		1.23	%(h)
Portfolio turnover rate(i)	18%		46%	55%	36%	36%		5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

112

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Financial Highlights (unaudited) (continued)

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	309,301	$3,065,173
PGIM Global Real Estate Fund (Class R6)	109,218	2,527,293
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	156,284	2,205,170
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	252,411	2,284,324
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	120,327	1,506,497
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	560,282	7,659,057
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	713,891	13,378,309
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	199,855	2,218,393
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	461,975	8,417,184
PGIM TIPS Fund (Class R6)	591,585	6,051,913
PGIM Total Return Bond Fund (Class R6)	451,352	6,368,581

TOTAL LONG-TERM INVESTMENTS (cost $47,361,468)		55,681,894

SHORT-TERM INVESTMENT 3.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,874,438)	1,874,438	1,874,438

TOTAL INVESTMENTS 100.0% (cost $49,235,906)(wd)		57,556,332
Liabilities in excess of other assets (0.0)%		(11,997)

NET ASSETS 100.0%		$57,544,335

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

114

Prudential Day One 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$55,681,894	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,874,438	—	—

Total	$57,556,332	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	23.3%
Broad Market	14.6
International Developed Markets	13.3
Total Return Bond	11.1
TIPS	10.5
Core Bond	5.3
Real Estate	4.4
Commodity	4.0
Mid Cap	3.9
Small Cap	3.8

Short Term	3.2%
Emerging Markets	2.6

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $49,235,906)	$57,556,332
Receivable for investments sold	277,194
Receivable for Fund shares sold	35,746
Due from Manager	15,045
Prepaid expenses and other assets	2,072

Total Assets	57,886,389

Liabilities
Payable for investments purchased	314,332
Accrued expenses and other liabilities	25,348
Affiliated transfer agent fee payable	818
Trustees’ fees payable	786
Payable for Fund shares purchased	540
Distribution fee payable	154
Affiliated shareholder servicing fees payable	76

Total Liabilities	342,054

Net Assets	$57,544,335

Net assets were comprised of:
Shares of beneficial interest, at par	$4,558
Paid-in capital in excess of par	49,625,361
Total distributable earnings (loss)	7,914,416

Net assets, January 31, 2022	$57,544,335

See Notes to Financial Statements.

116

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($32,081 ÷ 2,547 shares of beneficial interest issued and outstanding)	$12.60

Class R2

Net asset value, offering price and redemption price per share,
($554,437 ÷ 44,006 shares of beneficial interest issued and outstanding)	$12.60

Class R3

Net asset value, offering price and redemption price per share,
($277,310 ÷ 21,977 shares of beneficial interest issued and outstanding)	$12.62

Class R4

Net asset value, offering price and redemption price per share,
($16,484 ÷ 1,306 shares of beneficial interest issued and outstanding)	$12.63

Class R5

Net asset value, offering price and redemption price per share,
($373,277 ÷ 29,581 shares of beneficial interest issued and outstanding)	$12.62

Class R6

Net asset value, offering price and redemption price per share,
($56,290,746 ÷ 4,459,004 shares of beneficial interest issued and outstanding)	$12.62

   Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)
Affiliated dividend income	$1,659,420

Expenses
Management fee	5,778
Distribution fee(a)	1,084
Shareholder servicing fees (including affiliated expense of $498)(a)	498
Custodian and accounting fees	34,209
Registration fees(a)	13,191
Legal fees and expenses	9,957
Audit fee	8,822
Trustees’ fees	4,952
Transfer agent’s fees and expenses (including affiliated expense of $2,945)(a)	3,163
Shareholders’ reports	2,690
Pricing fees	1,503
Miscellaneous	6,849

Total expenses	92,696
Less: Fee waiver and/or expense reimbursement(a)	(95,317)

Net expenses	(2,621)

Net investment income (loss)	1,662,041

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	1,666,549
Net capital gain distributions received	4,042,769

5,709,318

Net change in unrealized appreciation (depreciation) on investments	(7,029,972)

Net gain (loss) on investment transactions	(1,320,654)

Net Increase (Decrease) In Net Assets Resulting From Operations	$341,387

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	82	679	323	—	—	—
Shareholder servicing fees	—	272	226	—	—	—
Registration fees	2,335	2,143	2,143	2,143	2,143	2,284
Transfer agent’s fees and expenses	71	917	1,095	22	304	754
Fee waiver and/or expense reimbursement	(2,411)	(3,409)	(3,513)	(2,168)	(2,670)	(81,146)

See Notes to Financial Statements.

118

Prudential Day One 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,662,041	$982,283
Net realized gain (loss) on investment transactions	1,666,549	1,278,032
Net capital gain distributions received	4,042,769	360,334
Net change in unrealized appreciation (depreciation) on investments	(7,029,972)	11,510,209

Net increase (decrease) in net assets resulting from operations	341,387	14,130,858

Dividends and Distributions
Distributions from distributable earnings
Class R1	(3,686)	(462)
Class R2	(63,858)	(7,066)
Class R3	(31,195)	(163,407)
Class R4	(1,959)	(300)
Class R5	(43,940)	(4,273)
Class R6	(6,732,940)	(1,177,657)

	(6,877,578)	(1,353,165)

Fund share transactions
Net proceeds from shares sold	7,222,763	18,288,140
Net asset value of shares issued in reinvestment of dividends and distributions	6,877,578	1,353,165
Cost of shares purchased	(14,128,352)	(18,776,898)

Net increase (decrease) in net assets from Fund share transactions	(28,011)	864,407

Total increase (decrease)	(6,564,202)	13,642,100

Net Assets:

Beginning of period	64,108,537	50,466,437

End of period	$57,544,335	$64,108,537

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2035 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.14		$11.47	$11.42	$11.68	$10.81		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.12	0.16	0.12	0.12		0.04
Net realized and unrealized gain (loss) on investment transactions	(0.26)		2.76	0.41	0.11	0.90		0.77
Total from investment operations	0.09		2.88	0.57	0.23	1.02		0.81
Less Dividends and Distributions:
Dividends from net investment income	(0.86)		(0.11)	(0.18)	(0.23)	(0.15)		-
Distributions from net realized gains	(0.77)		(0.10)	(0.34)	(0.26)	(-	)(c)	-
Total dividends and distributions	(1.63)		(0.21)	(0.52)	(0.49)	(0.15)		-
Net asset value, end of period	$12.60		$14.14	$11.47	$11.42	$11.68		$10.81
Total Return(d):	0.25%		25.33%	4.94%	2.55%	9.46%		8.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$32	$25	$24	$12		$13
Average net assets (000)	$32		$29	$24	$17	$12		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.73	%(g)	0.73%	0.72%	0.72%	0.63%		0.65	%(g)
Expenses before waivers and/or expense reimbursement	15.53	%(g)	29.33%	56.33%	70.38%	106.90%		250.51	%(g)
Net investment income (loss)	5.00	%(g)	0.91%	1.44%	1.03%	1.04%		0.58	%(g)
Portfolio turnover rate(h)	32%		45%	45%	35%	28%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

120

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.15		$11.48	$11.43	$11.69	$10.83		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.15	0.19	0.18	0.08		0.05
Net realized and unrealized gain (loss) on investment transactions	(0.26)		2.76	0.41	0.07	0.96		0.78
Total from investment operations	0.11		2.91	0.60	0.25	1.04		0.83
Less Dividends and Distributions:
Dividends from net investment income	(0.89)		(0.14)	(0.21)	(0.25)	(0.18)		-
Distributions from net realized gains	(0.77)		(0.10)	(0.34)	(0.26)	(-	)(c)	-
Total dividends and distributions	(1.66)		(0.24)	(0.55)	(0.51)	(0.18)		-
Net asset value, end of period	$12.60		$14.15	$11.48	$11.43	$11.69		$10.83
Total Return(d):	0.41%		25.59%	5.20%	2.84%	9.62%		8.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$554		$526	$324	$353	$352		$11
Average net assets (000)	$539		$409	$359	$340	$77		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.48	%(g)	0.48%	0.47%	0.47%	0.44%		0.40	%(g)
Expenses before waivers and/or expense reimbursement	1.73	%(g)	2.54%	4.84%	4.85%	17.83%		246.60	%(g)
Net investment income (loss)	5.28	%(g)	1.13%	1.66%	1.60%	0.70%		0.84	%(g)
Portfolio turnover rate(h)	32%		45%	45%	35%	28%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	121

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.18		$11.50	$11.45	$11.71	$10.84		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.17	0.20	0.20	0.17		0.04
Net realized and unrealized gain (loss) on investment transactions	(0.06)		2.76	0.42	0.07	0.89		0.80
Total from investment operations	0.12		2.93	0.62	0.27	1.06		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.91)		(0.15)	(0.23)	(0.27)	(0.19)		-
Distributions from net realized gains	(0.77)		(0.10)	(0.34)	(0.26)	(-	)(c)	-
Total dividends and distributions	(1.68)		(0.25)	(0.57)	(0.53)	(0.19)		-
Net asset value, end of period	$12.62		$14.18	$11.50	$11.45	$11.71		$10.84
Total Return(d):	0.48%		25.80%	5.34%	3.01%	9.85%		8.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$277		$9,978	$7,298	$6,271	$5,849		$4,044
Average net assets (000)	$640		$8,548	$6,663	$5,850	$4,950		$80
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.33	%(g)	0.33%	0.32%	0.32%	0.24%		0.08	%(g)
Expenses before waivers and/or expense reimbursement	1.42	%(g)	0.70%	1.11%	1.31%	1.58%		40.80	%(g)
Net investment income (loss)	2.81	%(g)	1.30%	1.82%	1.83%	1.46%		0.59	%(g)
Portfolio turnover rate(h)	32%		45%	45%	35%	28%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.20		$11.51	$11.46	$11.72	$10.85		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.18	0.22	0.31	0.17		0.05
Net realized and unrealized gain (loss) on investment transactions	(0.26)		2.78	0.41	(0.03)	0.90		0.80
Total from investment operations	0.13		2.96	0.63	0.28	1.07		0.85
Less Dividends and Distributions:
Dividends from net investment income	(0.93)		(0.17)	(0.24)	(0.28)	(0.20)		-
Distributions from net realized gains	(0.77)		(0.10)	(0.34)	(0.26)	(-	)(c)	-
Total dividends and distributions	(1.70)		(0.27)	(0.58)	(0.54)	(0.20)		-
Net asset value, end of period	$12.63		$14.20	$11.51	$11.46	$11.72		$10.85
Total Return(d):	0.51%		25.98%	5.43%	3.12%	9.96%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$16	$13	$12	$50		$57
Average net assets (000)	$17		$15	$12	$28	$48		$37
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.23	%(g)	0.23%	0.22%	0.21%	0.13%		0.14	%(g)
Expenses before waivers and/or expense reimbursement	26.17	%(g)	44.91%	106.41%	41.69%	27.89%		122.15	%(g)
Net investment income (loss)	5.49	%(g)	1.41%	1.94%	2.78%	1.48%		0.73	%(g)
Portfolio turnover rate(h)	32%		45%	45%	35%	28%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	123

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.20		$11.51	$11.45	$11.72	$10.85		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.42		0.19	0.20	0.24	0.18		0.08
Net realized and unrealized gain (loss) on investment transactions	(0.29)		2.78	0.45	0.05	0.91		0.77
Total from investment operations	0.13		2.97	0.65	0.29	1.09		0.85
Less Dividends and Distributions:
Dividends from net investment income	(0.94)		(0.18)	(0.25)	(0.30)	(0.22)		-
Distributions from net realized gains	(0.77)		(0.10)	(0.34)	(0.26)	(-	)(c)	-
Total dividends and distributions	(1.71)		(0.28)	(0.59)	(0.56)	(0.22)		-
Net asset value, end of period	$12.62		$14.20	$11.51	$11.45	$11.72		$10.85
Total Return(d):	0.53%		26.09%	5.62%	3.15%	10.07%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$373		$314	$147	$95	$33		$11
Average net assets (000)	$345		$219	$122	$69	$15		$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.13	%(g)	0.13%	0.12%	0.12%	0.04%		0.05	%(g)
Expenses before waivers and/or expense reimbursement	1.67	%(g)	3.46%	11.56%	17.68%	87.88%		246.10	%(g)
Net investment income (loss)	5.86	%(g)	1.47%	1.81%	2.16%	1.54%		1.19	%(g)
Portfolio turnover rate(h)	32%		45%	45%	35%	28%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

124

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,					December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.21		$11.52	$11.46	$11.74	$10.87		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.41		0.21	0.22	0.24	0.22		0.07
Net realized and unrealized gain (loss) on investment transactions	(0.27)		2.77	0.45	0.05	0.88		0.80
Total from investment operations	0.14		2.98	0.67	0.29	1.10		0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.96)		(0.19)	(0.27)	(0.31)	(0.23)		-
Distributions from net realized gains	(0.77)		(0.10)	(0.34)	(0.26)	(-	)(c)	-
Total dividends and distributions	(1.73)		(0.29)	(0.61)	(0.57)	(0.23)		-
Net asset value, end of period	$12.62		$14.21	$11.52	$11.46	$11.74		$10.87
Total Return(d):	0.60%		26.25%	5.77%	3.23%	10.21%		8.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,291		$53,243	$42,659	$24,312	$15,099		$6,889
Average net assets (000)	$55,731		$52,063	$28,765	$20,031	$11,332		$1,284
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%		0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.02	)%(h)	(0.02)%	(0.03)%	(0.03)%	(0.11)%		(0.16	)%(h)
Expenses before waivers and/or expense reimbursement	0.27	%(h)	0.28%	0.61%	0.81%	1.10%		14.16	%(h)
Net investment income (loss)	5.79	%(h)	1.66%	1.99%	2.14%	1.88%		1.03	%(h)
Portfolio turnover rate(i)	32%		45%	45%	35%	28%		13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

Prudential Day One Funds	125

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

126

Prudential Day One 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	267,604	$2,651,958
PGIM Global Real Estate Fund (Class R6)	105,442	2,439,929
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	198,056	2,794,570
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	268,041	2,425,770
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	206,402	2,584,159
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	709,913	9,704,509
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	789,707	14,799,107
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	331,317	3,677,618
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	523,497	9,538,120
PGIM TIPS Fund (Class R6)	426,691	4,365,044
PGIM Total Return Bond Fund (Class R6)	376,563	5,313,309

TOTAL LONG-TERM INVESTMENTS (cost $51,481,894)		60,294,093

SHORT-TERM INVESTMENT 1.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $918,476)	918,476	918,476

TOTAL INVESTMENTS 100.0% (cost $52,400,370)(wd)		61,212,569
Liabilities in excess of other assets (0.0)%		(25,352)

NET ASSETS 100.0%		$61,187,217

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate
TIPS—Treasury Inflation-Protected Securities
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	127

Prudential Day One 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$60,294,093	$—	$—
Short-Term Investment
Affiliated Mutual Fund	918,476	—	—

Total	$61,212,569	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	24.2%
International Developed Markets	15.8
Broad Market	15.6
Total Return Bond	8.7
TIPS	7.1
Mid Cap	6.0
Small Cap	4.6
Core Bond	4.3
Emerging Markets	4.2
Real Estate	4.0

Commodity	4.0%
Short Term	1.5

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

128

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets

Affiliated investments (cost $52,400,370)	$61,212,569
Receivable for investments sold	308,351
Receivable for Fund shares sold	40,580
Due from Manager	15,702
Prepaid expenses and other assets	1,745

Total Assets	61,578,947

Liabilities
Payable for investments purchased	337,590
Payable for Fund shares purchased	23,405
Accrued expenses and other liabilities	23,295
Affiliated transfer agent fee payable	4,111
Distribution fee payable	1,481
Affiliated shareholder servicing fees payable	1,084
Trustees’ fees payable	764

Total Liabilities	391,730

Net Assets	$61,187,217

Net assets were comprised of:
Shares of beneficial interest, at par	$4,588
Paid-in capital in excess of par	52,297,879
Total distributable earnings (loss)	8,884,750

Net assets, January 31, 2022	$61,187,217

See Notes to Financial Statements.

Prudential Day One Funds	129

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($37,793 ÷ 2,842 shares of beneficial interest issued and outstanding)	$13.30

Class R2

Net asset value, offering price and redemption price per share,
($6,641,526 ÷ 499,043 shares of beneficial interest issued and outstanding)	$13.31

Class R3

Net asset value, offering price and redemption price per share,
($631,061 ÷ 47,370 shares of beneficial interest issued and outstanding)	$13.32

Class R4

Net asset value, offering price and redemption price per share,
($41,733 ÷ 3,131 shares of beneficial interest issued and outstanding)	$13.33

Class R5

Net asset value, offering price and redemption price per share,
($7,194,801 ÷ 539,643 shares of beneficial interest issued and outstanding)	$13.33

Class R6

Net asset value, offering price and redemption price per share,
($46,640,303 ÷ 3,496,422 shares of beneficial interest issued and outstanding)	$13.34

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

130

Prudential Day One 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$1,759,713

Expenses
Management fee	6,109
Distribution fee(a)	8,333
Shareholder servicing fees (including affiliated expense of $3,146)(a)	3,160
Custodian and accounting fees	34,243
Registration fees(a)	11,762
Transfer agent’s fees and expenses (including affiliated expense of $11,427)(a)	11,427
Legal fees and expenses	9,927
Audit fee	8,822
Trustees’ fees	4,958
Shareholders’ reports	2,480
Miscellaneous	7,641

Total expenses	108,862
Less: Fee waiver and/or expense reimbursement(a)	(100,734)

Net expenses	8,128

Net investment income (loss)	1,751,585

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	312,444
Net capital gain distributions received	4,687,103

4,999,547

Net change in unrealized appreciation (depreciation) on investments	(6,421,549)

Net gain (loss) on investment transactions	(1,422,002)

Net Increase (Decrease) In Net Assets Resulting From Operations	$329,583

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	92	7,880	361	—	—	—
Shareholder servicing fees	1	3,090	59	10	—	—
Registration fees	1,945	1,945	1,946	1,946	1,946	2,034
Transfer agent’s fees and expenses	52	4,653	412	52	5,640	618
Fee waiver and/or expense reimbursement	(2,006)	(10,969)	(2,570)	(2,016)	(12,811)	(70,362)

See Notes to Financial Statements.

Prudential Day One Funds	131

Prudential Day One 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,751,585	$824,811
Net realized gain (loss) on investment transactions	312,444	997,236
Net capital gain distributions received	4,687,103	328,445
Net change in unrealized appreciation (depreciation) on investments	(6,421,549)	11,962,706

Net increase (decrease) in net assets resulting from operations	329,583	14,113,198

Dividends and Distributions
Distributions from distributable earnings
Class R1	(3,376)	(415)
Class R2	(602,390)	(74,226)
Class R3	(57,666)	(57,765)
Class R4	(3,749)	(470)
Class R5	(689,049)	(135,338)
Class R6	(4,467,114)	(902,712)

	(5,823,344)	(1,170,926)

Fund share transactions
Net proceeds from shares sold	8,695,885	18,021,024
Net asset value of shares issued in reinvestment of dividends and distributions	5,823,291	1,170,926
Cost of shares purchased	(7,981,931)	(15,164,542)

Net increase (decrease) in net assets from Fund share transactions	6,537,245	4,027,408

Total increase (decrease)	1,043,484	16,969,680

Net Assets:
Beginning of period	60,143,733	43,174,053

End of period	$61,187,217	$60,143,733

See Notes to Financial Statements.

132

Prudential Day One 2040 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.54		$11.53	$11.61	$11.83	$10.90	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.10	0.14	0.15	0.12	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.30)		3.11	0.33	0.05	0.98	0.87
Total from investment operations	0.08		3.21	0.47	0.20	1.10	0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.91)		(0.11)	(0.18)	(0.24)	(0.16)	-
Distributions from net realized gains	(0.41)		(0.09)	(0.37)	(0.18)	(0.01)	-
Total dividends and distributions	(1.32)		(0.20)	(0.55)	(0.42)	(0.17)	-
Net asset value, end of period	$13.30		$14.54	$11.53	$11.61	$11.83	$10.90
Total Return(c):	0.22%		28.07%	3.95%	2.28%	10.11%	9.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38		$34	$22	$16	$13	$11
Average net assets (000)	$36		$28	$18	$14	$12	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70	%(f)	0.69%	0.69%	0.70%	0.63%	0.64	%(f)
Expenses before waivers and/or expense reimbursement	11.64	%(f)	24.36%	73.98%	83.37%	110.40%	226.80	%(f)
Net investment income (loss)	5.17	%(f)	0.78%	1.29%	1.31%	1.04%	0.46	%(f)
Portfolio turnover rate(g)	20%		41%	44%	26%	27%	27%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	133

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.57		$11.55	$11.63	$11.84	$10.92	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.14	0.18	0.17	0.05	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.31)		3.11	0.32	0.07	1.07	0.87
Total from investment operations	0.09		3.25	0.50	0.24	1.12	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.94)		(0.14)	(0.21)	(0.27)	(0.19)	-
Distributions from net realized gains	(0.41)		(0.09)	(0.37)	(0.18)	(0.01)	-
Total dividends and distributions	(1.35)		(0.23)	(0.58)	(0.45)	(0.20)	-
Net asset value, end of period	$13.31		$14.57	$11.55	$11.63	$11.84	$10.92
Total Return(c):	0.31%		28.40%	4.18%	2.65%	10.26%	9.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,642		$5,733	$3,501	$2,424	$1,157	$12
Average net assets (000)	$6,253		$4,508	$2,845	$1,689	$299	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.45	%(f)	0.44%	0.44%	0.45%	0.43%	0.39	%(f)
Expenses before waivers and/or expense reimbursement	0.80	%(f)	0.94%	1.61%	2.02%	5.77%	219.37	%(f)
Net investment income (loss)	5.50	%(f)	1.02%	1.57%	1.50%	0.43%	0.69	%(f)
Portfolio turnover rate(g)	20%		41%	44%	26%	27%	27%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

134

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.59		$11.57	$11.64	$11.86	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.16	0.19	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.22)		3.11	0.34	0.09	0.98	0.87
Total from investment operations	0.11		3.27	0.53	0.25	1.14	0.93
Less Dividends and Distributions:
Dividends from net investment income	(0.97)		(0.16)	(0.23)	(0.29)	(0.20)	-
Distributions from net realized gains	(0.41)		(0.09)	(0.37)	(0.18)	(0.01)	-
Total dividends and distributions	(1.38)		(0.25)	(0.60)	(0.47)	(0.21)	-
Net asset value, end of period	$13.32		$14.59	$11.57	$11.64	$11.86	$10.93
Total Return(c):	0.39%		28.52%	4.42%	2.73%	10.49%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$631		$3,617	$2,187	$1,491	$550	$11
Average net assets (000)	$716		$2,996	$1,720	$915	$281	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.30	%(f)	0.29%	0.29%	0.30%	0.26%	0.24	%(f)
Expenses before waivers and/or expense reimbursement	1.01	%(f)	0.85%	1.76%	2.43%	6.12%	226.24	%(f)
Net investment income (loss)	4.77	%(f)	1.23%	1.69%	1.42%	1.34%	0.86	%(f)
Portfolio turnover rate(g)	20%		41%	44%	26%	27%	27%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	135

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.60		$11.58	$11.65	$11.87	$10.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.42		0.17	0.21	0.25	0.18	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.30)		3.11	0.33	0.01	0.97	0.91
Total from investment operations	0.12		3.28	0.54	0.26	1.15	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.98)		(0.17)	(0.24)	(0.30)	(0.21)	-
Distributions from net realized gains	(0.41)		(0.09)	(0.37)	(0.18)	(0.01)	-
Total dividends and distributions	(1.39)		(0.26)	(0.61)	(0.48)	(0.22)	-
Net asset value, end of period	$13.33		$14.60	$11.58	$11.65	$11.87	$10.94
Total Return(c):	0.48%		28.61%	4.52%	2.84%	10.60%	9.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42		$34	$17	$12	$61	$115
Average net assets (000)	$38		$26	$13	$35	$124	$71
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.20	%(f)	0.19%	0.19%	0.20%	0.13%	0.13	%(f)
Expenses before waivers and/or expense reimbursement	10.76	%(f)	26.10%	98.42%	33.44%	11.98%	81.65	%(f)
Net investment income (loss)	5.66	%(f)	1.25%	1.84%	2.14%	1.58%	0.52	%(f)
Portfolio turnover rate(g)	20%		41%	44%	26%	27%	27%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

136

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.61		$11.58	$11.65	$11.88	$10.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.41		0.18	0.24	0.22	0.08	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.29)		3.12	0.31	0.04	1.09	0.88
Total from investment operations	0.12		3.30	0.55	0.26	1.17	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.99)		(0.18)	(0.25)	(0.31)	(0.23)	-
Distributions from net realized gains	(0.41)		(0.09)	(0.37)	(0.18)	(0.01)	-
Total dividends and distributions	(1.40)		(0.27)	(0.62)	(0.49)	(0.24)	-
Net asset value, end of period	$13.33		$14.61	$11.58	$11.65	$11.88	$10.95
Total Return(c):	0.51%		28.81%	4.61%	2.87%	10.71%	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,195		$7,393	$6,114	$6,056	$6,070	$11
Average net assets (000)	$7,355		$6,748	$5,963	$5,822	$1,981	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.10	%(f)	0.09%	0.09%	0.10%	0.09%	0.03	%(f)
Expenses before waivers and/or expense reimbursement	0.45	%(f)	0.53%	1.01%	1.18%	1.75%	225.96	%(f)
Net investment income (loss)	5.59	%(f)	1.39%	2.09%	1.94%	0.72%	1.07	%(f)
Portfolio turnover rate(g)	20%		41%	44%	26%	27%	27%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	137

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.63		$11.59	$11.66	$11.89	$10.96	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.43		0.20	0.22	0.23	0.20	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.29)		3.13	0.35	0.05	0.98	0.90
Total from investment operations	0.14		3.33	0.57	0.28	1.18	0.96
Less Dividends and Distributions:
Dividends from net investment income	(1.02)		(0.20)	(0.27)	(0.33)	(0.24)	-
Distributions from net realized gains	(0.41)		(0.09)	(0.37)	(0.18)	(0.01)	-
Total dividends and distributions	(1.43)		(0.29)	(0.64)	(0.51)	(0.25)	-
Net asset value, end of period	$13.34		$14.63	$11.59	$11.66	$11.89	$10.96
Total Return(c):	0.58%		29.05%	4.67%	3.13%	10.86%	9.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,640		$43,332	$31,333	$17,752	$12,643	$5,693
Average net assets (000)	$46,194		$41,893	$20,948	$15,067	$9,501	$1,375
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.05	)%(g)	(0.06)%	(0.06)%	(0.05)%	(0.11)%	(0.17	)%(g)
Expenses before waivers and/or expense reimbursement	0.25	%(g)	0.30%	0.70%	0.91%	1.52%	13.42	%(g)
Net investment income (loss)	5.81	%(g)	1.54%	1.96%	2.01%	1.75%	0.85	%(g)
Portfolio turnover rate(h)	20%		41%	44%	26%	27%	27%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

138

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	139

Prudential Day One 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	116,085	$1,150,404
PGIM Global Real Estate Fund (Class R6)	62,895	1,455,392
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	129,173	1,822,637
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	135,898	1,229,877
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	164,161	2,055,293
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	508,044	6,944,963
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	475,556	8,911,925
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	257,783	2,861,387
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	323,521	5,894,545
PGIM TIPS Fund (Class R6)	127,257	1,301,842
PGIM Total Return Bond Fund (Class R6)	204,191	2,881,129

TOTAL LONG-TERM INVESTMENTS (cost $30,702,137)		36,509,394

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $37,835)	37,835	37,835

TOTAL INVESTMENTS 100.0% (cost $30,739,972)(wd)		36,547,229
Liabilities in excess of other assets (0.0)%		(8,246)

NET ASSETS 100.0%		$36,538,983

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

140

Prudential Day One 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$36,509,394	$—	$—
Short-Term Investment
Affiliated Mutual Fund	37,835	—	—

Total	$36,547,229	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	24.4%
International Developed Markets	19.0
Broad Market	16.1
Total Return Bond	7.9
Mid Cap	7.8
Emerging Markets	5.6
Small Cap	5.0
Real Estate	4.0
TIPS	3.6
Commodity	3.4

Core Bond	3.1%
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*        Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One Funds	141

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $30,739,972)	$36,547,229
Receivable for investments sold	237,188
Receivable for Fund shares sold	35,736
Due from Manager	15,587
Prepaid expenses and other assets	1,140

Total Assets	36,836,880

Liabilities
Payable for investments purchased	202,103
Payable for Fund shares purchased	72,532
Custodian and accounting fees payable	16,775
Accrued expenses and other liabilities	4,727
Affiliated transfer agent fee payable	892
Trustees’ fees payable	774
Distribution fee payable	94

Total Liabilities	297,897

Net Assets	$36,538,983

Net assets were comprised of:
Shares of beneficial interest, at par	$2,846
Paid-in capital in excess of par	30,896,489
Total distributable earnings (loss)	5,639,648

Net assets, January 31, 2022	$36,538,983

See Notes to Financial Statements.

142

Prudential Day One 2045 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2022

Class R1
Net asset value, offering price and redemption price per share,
($18,755 ÷ 1,466 shares of beneficial interest issued and outstanding)	$12.79

Class R2
Net asset value, offering price and redemption price per share,
($436,337 ÷ 34,075 shares of beneficial interest issued and outstanding)	$12.81

Class R3
Net asset value, offering price and redemption price per share,
($39,041 ÷ 3,048 shares of beneficial interest issued and outstanding)	$12.81

Class R4
Net asset value, offering price and redemption price per share,
($42,792 ÷ 3,342 shares of beneficial interest issued and outstanding)	$12.80

Class R5
Net asset value, offering price and redemption price per share,
($734,183 ÷ 57,262 shares of beneficial interest issued and outstanding)	$12.82

Class R6
Net asset value, offering price and redemption price per share,
($35,267,875 ÷ 2,746,800 shares of beneficial interest issued and outstanding)	$12.84

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	143

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$966,278

Expenses
Management fee	3,716
Distribution fee(a)	786
Shareholder servicing fees (including affiliated expense of $252)(a)	252
Custodian and accounting fees	34,203
Registration fees(a)	13,511
Legal fees and expenses	9,889
Audit fee	8,822
Trustees’ fees	4,901
Transfer agent’s fees and expenses (including affiliated expense of $3,137)(a)	3,137
Shareholders’ reports	2,484
Pricing fees	1,503
Miscellaneous	5,482

Total expenses	88,686
Less: Fee waiver and/or expense reimbursement(a)	(98,600)

Net expenses	(9,914)

Net investment income (loss)	976,192

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	2,006,166
Net capital gain distributions received	3,024,482

5,030,648

Net change in unrealized appreciation (depreciation) on investments	(5,786,915)

Net gain (loss) on investment transactions	(756,267)

Net Increase (Decrease) In Net Assets Resulting From Operations	$219,925

(a)  Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	48	455	283	—	—	—
Shareholder servicing fees	1	—	238	13	—	—
Registration fees	1,938	2,262	1,938	1,950	1,938	3,485
Transfer agent’s fees and expenses	39	422	1,367	90	617	602
Fee waiver and/or expense reimbursement	(1,996)	(3,049)	(3,953)	(2,096)	(3,596)	(83,910)

See Notes to Financial Statements.

144

Prudential Day One 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$976,192	$515,850
Net realized gain (loss) on investment transactions	2,006,166	148,503
Net capital gain distributions received	3,024,482	221,241
Net change in unrealized appreciation (depreciation) on investments	(5,786,915)	9,461,216

Net increase (decrease) in net assets resulting from operations	219,925	10,346,810

Dividends and Distributions

Distributions from distributable earnings
Class R1	(2,362)	(246)
Class R2	(45,862)	(3,426)
Class R3	(5,013)	(190,190)
Class R4	(5,548)	(702)
Class R5	(93,097)	(10,095)
Class R6	(4,631,941)	(575,652)

	(4,783,823)	(780,311)

Fund share transactions
Net proceeds from shares sold	4,629,352	17,302,341
Net asset value of shares issued in reinvestment of dividends and distributions	4,783,050	780,311
Cost of shares purchased	(14,669,016)	(10,890,337)

Net increase (decrease) in net assets from Fund share transactions	(5,256,614)	7,192,315

Total increase (decrease)	(9,820,512)	16,758,814

Net Assets:

Beginning of period	46,359,495	29,600,681

End of period	$36,538,983	$46,359,495

See Notes to Financial Statements.

Prudential Day One Funds	145

Prudential Day One 2045 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.56		$11.34	$11.47	$11.91	$10.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.09	0.17	0.14	0.11	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.26)		3.32	0.27	(0.04)	1.02	0.94
Total from investment operations	0.07		3.41	0.44	0.10	1.13	0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.90)		(0.11)	(0.18)	(0.24)	(0.18)	-
Distributions from net realized gains	(0.94)		(0.08)	(0.39)	(0.30)	(0.01)	-
Total dividends and distributions	(1.84)		(0.19)	(0.57)	(0.54)	(0.19)	-
Net asset value, end of period	$12.79		$14.56	$11.34	$11.47	$11.91	$10.97
Total Return(c):	0.08%		30.36%	3.66%	1.78%	10.31%	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$19	$14	$13	$12	$11
Average net assets (000)	$19		$17	$13	$12	$12	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.68	%(f)	0.68%	0.68%	0.69%	0.62%	0.64	%(f)
Expenses before waivers and/or expense reimbursement	21.52	%(f)	40.37%	98.28%	96.93%	110.92%	218.87	%(f)
Net investment income (loss)	4.55	%(f)	0.69%	1.54%	1.26%	0.96%	0.39	%(f)
Portfolio turnover rate(g)	30%		38%	47%	31%	33%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

146

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.59		$11.36	$11.49	$11.94	$10.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.11	0.03	0.09	0.13	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.26)		3.34	0.44	0.03	1.04	0.94
Total from investment operations	0.09		3.45	0.47	0.12	1.17	0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.93)		(0.14)	(0.21)	(0.27)	(0.20)	-
Distributions from net realized gains	(0.94)		(0.08)	(0.39)	(0.30)	(0.01)	-
Total dividends and distributions	(1.87)		(0.22)	(0.60)	(0.57)	(0.21)	-
Net asset value, end of period	$12.81		$14.59	$11.36	$11.49	$11.94	$10.98
Total Return(c):	0.27%		30.67%	3.92%	1.99%	10.75%	9.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$436		$341	$220	$98	$27	$12
Average net assets (000)	$361		$235	$152	$58	$17	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.43	%(f)	0.43%	0.43%	0.44%	0.38%	0.39	%(f)
Expenses before waivers and/or expense reimbursement	2.10	%(f)	3.78%	10.18%	21.72%	78.26%	216.07	%(f)
Net investment income (loss)	4.82	%(f)	0.83%	0.24%	0.78%	1.09%	0.63	%(f)
Portfolio turnover rate(g)	30%		38%	47%	31%	33%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	147

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.60		$11.37	$11.50	$11.94	$10.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.14	0.21	0.18	0.15	0.03
Net realized and unrealized gain (loss) on investment transactions	0.06	(c)	3.33	0.28	(0.03)	1.03	0.96
Total from investment operations	0.10		3.47	0.49	0.15	1.18	0.99
Less Dividends and Distributions:
Dividends from net investment income	(0.95)		(0.16)	(0.23)	(0.29)	(0.22)	-
Distributions from net realized gains	(0.94)		(0.08)	(0.39)	(0.30)	(0.01)	-
Total dividends and distributions	(1.89)		(0.24)	(0.62)	(0.59)	(0.23)	-
Net asset value, end of period	$12.81		$14.60	$11.37	$11.50	$11.94	$10.99
Total Return(d):	0.32%		30.83%	4.07%	2.26%	10.79%	9.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39		$12,568	$8,750	$7,639	$5,927	$3,812
Average net assets (000)	$561		$10,686	$7,880	$6,657	$4,901	$76
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.28	%(g)	0.28%	0.28%	0.29%	0.22%	0.09	%(g)
Expenses before waivers and/or expense reimbursement	1.68	%(g)	0.81%	1.51%	1.80%	2.11%	42.49	%(g)
Net investment income (loss)	0.59	%(g)	1.07%	1.90%	1.58%	1.33%	0.38	%(g)
Portfolio turnover rate(h)	30%		38%	47%	31%	33%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.

See Notes to Financial Statements.

148

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	149

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.61		$11.37	$11.50	$11.95	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.16	0.22	0.23	0.24	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.27)		3.33	0.28	(0.08)	0.95	0.97
Total from investment operations	0.10		3.49	0.50	0.15	1.19	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.97)		(0.17)	(0.24)	(0.30)	(0.23)	-
Distributions from net realized gains	(0.94)		(0.08)	(0.39)	(0.30)	(0.01)	-
Total dividends and distributions	(1.91)		(0.25)	(0.63)	(0.60)	(0.24)	-
Net asset value, end of period	$12.80		$14.61	$11.37	$11.50	$11.95	$11.00
Total Return(c):	0.29%		31.03%	4.19%	2.29%	10.90%	10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43		$42	$32	$31	$458	$247
Average net assets (000)	$43		$37	$30	$217	$361	$142
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.18	%(f)	0.18%	0.18%	0.20%	0.13%	0.12	%(f)
Expenses before waivers and/or expense reimbursement	9.84	%(f)	18.71%	44.47%	6.89%	5.30%	59.08	%(f)
Net investment income (loss)	5.06	%(f)	1.19%	2.02%	2.01%	2.04%	0.38	%(f)
Portfolio turnover rate(g)	30%		38%	47%	31%	33%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

150

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.63		$11.39	$11.51	$11.96	$11.01	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.17	0.16	0.18	0.14	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.28)		3.33	0.36	(0.02)	1.06	0.94
Total from investment operations	0.11		3.50	0.52	0.16	1.20	1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.98)		(0.18)	(0.25)	(0.31)	(0.24)	-
Distributions from net realized gains	(0.94)		(0.08)	(0.39)	(0.30)	(0.01)	-
Total dividends and distributions	(1.92)		(0.26)	(0.64)	(0.61)	(0.25)	-
Net asset value, end of period	$12.82		$14.63	$11.39	$11.51	$11.96	$11.01
Total Return(c):	0.39%		31.10%	4.34%	2.41%	11.00%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$734		$650	$407	$174	$51	$12
Average net assets (000)	$689		$525	$265	$101	$19	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.08	%(f)	0.08%	0.08%	0.09%	0.04%	0.04	%(f)
Expenses before waivers and/or expense reimbursement	1.12	%(f)	1.84%	6.12%	12.95%	67.28%	216.62	%(f)
Net investment income (loss)	5.28	%(f)	1.27%	1.48%	1.62%	1.24%	0.99	%(f)
Portfolio turnover rate(g)	30%		38%	47%	31%	33%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	151

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.66		$11.41	$11.53	$11.99	$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.18	0.21	0.22	0.19	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.27)		3.35	0.32	(0.05)	1.04	0.98
Total from investment operations	0.12		3.53	0.53	0.17	1.23	1.03
Less Dividends and Distributions:
Dividends from net investment income	(1.00)		(0.20)	(0.26)	(0.33)	(0.26)	-
Distributions from net realized gains	(0.94)		(0.08)	(0.39)	(0.30)	(0.01)	-
Total dividends and distributions	(1.94)		(0.28)	(0.65)	(0.63)	(0.27)	-
Net asset value, end of period	$12.84		$14.66	$11.41	$11.53	$11.99	$11.03
Total Return(c):	0.47%		31.31%	4.49%	2.50%	11.24%	10.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,268		$32,739	$20,178	$9,601	$7,129	$3,451
Average net assets (000)	$35,186		$28,077	$11,758	$8,229	$5,157	$665
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07	)%(g)	(0.07)%	(0.07)%	(0.06)%	(0.12)%	(0.16	)%(g)
Expenses before waivers and/or expense reimbursement	0.40	%(g)	0.42%	1.11%	1.43%	1.77%	22.86	%(g)
Net investment income (loss)	5.33	%(g)	1.40%	1.89%	1.99%	1.63%	0.80	%(g)
Portfolio turnover rate(h)	30%		38%	47%	31%	33%	21%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

152

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	153

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	39,531	$391,748
PGIM Global Real Estate Fund (Class R6)	48,954	1,132,805
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	102,177	1,441,717
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	93,332	844,655
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	150,592	1,885,406
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	444,451	6,075,641
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	390,375	7,315,621
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	211,706	2,349,940
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	258,068	4,702,002
PGIM TIPS Fund (Class R6)	38,520	394,063
PGIM Total Return Bond Fund (Class R6)	135,093	1,906,165

TOTAL LONG-TERM INVESTMENTS (cost $24,363,644)		28,439,763

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $35,562)	35,562	35,562

TOTAL INVESTMENTS 100.0% (cost $24,399,206)(wd)		28,475,325
Liabilities in excess of other assets (0.0)%		(12,670)

NET ASSETS 100.0%		$28,462,655

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

154

Prudential Day One 2050 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$28,439,763	$—	$—
Short-Term Investment
Affiliated Mutual Fund	35,562	—	—

Total	$28,475,325	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	25.7%
International Developed Markets	21.3
Broad Market	16.5
Mid Cap	8.2
Total Return Bond	6.7
Emerging Markets	6.6
Small Cap	5.1
Real Estate	4.0
Commodity	3.0
TIPS	1.4

Core Bond	1.4%
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

* Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One Funds	155

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $24,399,206)	$28,475,325
Receivable for investments sold	156,902
Receivable for Fund shares sold	19,526
Due from Manager	15,120
Prepaid expenses and other assets	962

Total Assets	28,667,835

Liabilities
Payable for investments purchased	177,342
Custodian and accounting fees payable	16,774
Accrued expenses and other liabilities	5,823
Affiliated transfer agent fee payable	2,349
Distribution fee payable	1,192
Affiliated shareholder servicing fees payable	880
Trustees’ fees payable	812
Payable for Fund shares purchased	8

Total Liabilities	205,180

Net Assets	$28,462,655

Net assets were comprised of:
Shares of beneficial interest, at par	$2,112
Paid-in capital in excess of par	24,208,086
Total distributable earnings (loss)	4,252,457

Net assets, January 31, 2022	$28,462,655

See Notes to Financial Statements.

156

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1
Net asset value, offering price and redemption price per share, ($47,083 ÷ 3,507 shares of beneficial interest issued and outstanding)	$13.43

Class R2
Net asset value, offering price and redemption price per share, ($5,510,286 ÷ 409,720 shares of beneficial interest issued and outstanding)	$13.45

Class R3
Net asset value, offering price and redemption price per share, ($15,700 ÷ 1,166 shares of beneficial interest issued and outstanding)	$13.47

Class R4
Net asset value, offering price and redemption price per share, ($86,631 ÷ 6,446 shares of beneficial interest issued and outstanding)	$13.44

Class R5
Net asset value, offering price and redemption price per share, ($1,218,372 ÷ 90,507 shares of beneficial interest issued and outstanding)	$13.46

Class R6
Net asset value, offering price and redemption price per share, ($21,584,583 ÷ 1,600,172 shares of beneficial interest issued and outstanding)	$13.49

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	157

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)
Affiliated dividend income	$726,912

Expenses
Management fee	2,795
Distribution fee(a)	6,999
Shareholder servicing fees (including affiliated expense of $2,516)(a)	2,516
Custodian and accounting fees	34,175
Registration fees(a)	12,223
Legal fees and expenses	9,891
Audit fee	8,822
Transfer agent’s fees and expenses (including affiliated expense of $6,426)(a)	6,426
Trustees’ fees	4,899
Shareholders’ reports	2,550
Pricing fees	1,503
Miscellaneous	5,854

Total expenses	98,653
Less: Fee waiver and/or expense reimbursement(a)	(93,701)

Net expenses	4,952

Net investment income (loss)	721,960

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	483,221
Net capital gain distributions received	2,390,590

2,873,811

Net change in unrealized appreciation (depreciation) on investments	(3,521,642)

Net gain ( loss) on investment transactions	(647,831)

Net Increase (Decrease) In Net Assets Resulting From Operations	$74,129

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	116	6,809	74	—	—	—
Shareholder servicing fees	3	2,451	62	—	—	—
Registration fees	1,939	2,495	1,940	1,940	1,940	1,969
Transfer agent’s fees and expenses	57	4,336	482	22	941	588
Fee waiver and/or expense reimbursement	(2,076)	(18,182)	(2,729)	(2,015)	(5,528)	(63,171)

See Notes to Financial Statements.

158

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$721,960	$311,105
Net realized gain (loss) on investment transactions	483,221	338,645
Net capital gain distributions received	2,390,590	140,644
Net change in unrealized appreciation (depreciation) on investments	(3,521,642)	6,243,431

Net increase (decrease) in net assets resulting from operations	74,129	7,033,825

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,665)	(516)
Class R2	(548,421)	(63,192)
Class R3	(1,580)	(54,169)
Class R4	(8,931)	(286)
Class R5	(132,318)	(18,148)
Class R6	(2,251,618)	(365,778)

	(2,947,533)	(502,089)

Fund share transactions
Net proceeds from shares sold	5,078,384	10,483,224
Net asset value of shares issued in reinvestment of dividends and distributions	2,947,533	502,089
Cost of shares purchased	(5,469,848)	(7,920,055)

Net increase (decrease) in net assets from Fund share transactions	2,556,069	3,065,258

Total increase (decrease)	(317,335)	9,596,994

Net Assets:
Beginning of period	28,779,990	19,182,996

End of period	$28,462,655	$28,779,990

See Notes to Financial Statements.

Prudential Day One Funds	159

Prudential Day One 2050 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.87		$11.49	$11.59	$11.92	$10.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.07	0.08	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.29)		3.51	0.31	(0.02)	1.05	0.94
Total from investment operations	0.05		3.58	0.39	0.11	1.16	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.91)		(0.12)	(0.19)	(0.25)	(0.18)	-
Distributions from net realized gains	(0.58)		(0.08)	(0.30)	(0.19)	(0.01)	-
Total dividends and distributions	(1.49)		(0.20)	(0.49)	(0.44)	(0.19)	-
Net asset value, end of period	$13.43		$14.87	$11.49	$11.59	$11.92	$10.95
Total Return(c):	0.04%		31.41%	3.24%	1.61%	10.68%	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47		$44	$33	$166	$142	$98
Average net assets (000)	$46		$37	$54	$145	$122	$15
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.68	%(f)	0.67%	0.67%	0.68%	0.61%	0.59	%(f)
Expenses before waivers and/or expense reimbursement	9.62	%(f)	18.74%	26.33%	11.03%	15.48%	192.34	%(f)
Net investment income (loss)	4.53	%(f)	0.55%	0.69%	1.11%	0.95%	0.14	%(f)
Portfolio turnover rate(g)	26%		39%	42%	30%	56%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

160

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2022		Year Ended July 31,				December 13, 2016(a) through July 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.90		$11.51	$11.59	$11.93	$10.96	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.11	0.17	0.15	0.03	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.27)		3.51	0.26	(0.03)	1.16	0.92
Total from investment operations	0.08		3.62	0.43	0.12	1.19	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.95)		(0.15)	(0.21)	(0.27)	(0.21)	-
Distributions from net realized gains	(0.58)		(0.08)	(0.30)	(0.19)	(0.01)	-
Total dividends and distributions	(1.53)		(0.23)	(0.51)	(0.46)	(0.22)	-
Net asset value, end of period	$13.45		$14.90	$11.51	$11.59	$11.93	$10.96
Total Return(c):	0.21%		31.72%	3.53%	1.83%	10.96%	9.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,510		$5,209	$3,110	$1,951	$982	$18
Average net assets (000)	$5,403		$4,026	$2,447	$1,348	$284	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.43	%(f)	0.42%	0.42%	0.43%	0.41%	0.38	%(f)
Expenses before waivers and/or expense reimbursement	1.10	%(f)	1.28%	2.57%	3.75%	8.52%	257.36	%(f)
Net investment income (loss)	4.73	%(f)	0.81%	1.53%	1.33%	0.26%	0.54	%(f)
Portfolio turnover rate(g)	26%		39%	42%	30%	56%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	161

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.93		$11.53	$11.61	$11.95	$10.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.13	0.16	0.14	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	0.06	(c)	3.51	0.28	- (d)	1.10	0.92
Total from investment operations	0.09		3.64	0.44	0.14	1.22	0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.97)		(0.16)	(0.22)	(0.29)	(0.23)	-
Distributions from net realized gains	(0.58)		(0.08)	(0.30)	(0.19)	(0.01)	-
Total dividends and distributions	(1.55)		(0.24)	(0.52)	(0.48)	(0.24)	-
Net asset value, end of period	$13.47		$14.93	$11.53	$11.61	$11.95	$10.97
Total Return(e):	0.28%		31.93%	3.65%	2.01%	11.19%	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$4,071	$2,212	$1,074	$347	$11
Average net assets (000)	$147		$3,123	$1,564	$655	$162	$10
Ratios to average net assets(f)(g):
Expenses after waivers and/or expense reimbursement	0.27	%(h)	0.27%	0.27%	0.28%	0.24%	0.23	%(h)
Expenses before waivers and/or expense reimbursement	3.96	%(h)	1.15%	2.70%	4.43%	12.24%	267.71	%(h)
Net investment income (loss)	0.56	%(h)	0.97%	1.45%	1.22%	1.01%	0.71	%(h)
Portfolio turnover rate(i)	26%		39%	42%	30%	56%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(h)	Annualized.

See Notes to Financial Statements.

162

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	163

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.91		$11.51	$11.59	$11.95	$10.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.15	0.22	1.53	0.14	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.11)		3.50	0.24	(1.40)	1.08	0.95
Total from investment operations	0.09		3.65	0.46	0.13	1.22	0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.98)		(0.17)	(0.24)	(0.30)	(0.24)	-
Distributions from net realized gains	(0.58)		(0.08)	(0.30)	(0.19)	(0.01)	-
Total dividends and distributions	(1.56)		(0.25)	(0.54)	(0.49)	(0.25)	-
Net asset value, end of period	$13.44		$14.91	$11.51	$11.59	$11.95	$10.98
Total Return(c):	0.27%		32.10%	3.81%	1.95%	11.21%	9.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87		$17	$13	$12	$160	$75
Average net assets (000)	$33		$15	$12	$68	$113	$45
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.18	%(f)	0.17%	0.17%	0.19%	0.12%	0.11	%(f)
Expenses before waivers and/or expense reimbursement	12.15	%(f)	43.52%	106.71%	19.83%	15.66%	141.42	%(f)
Net investment income (loss)	2.72	%(f)	1.12%	1.94%	13.14%	1.24%	0.39	%(f)
Portfolio turnover rate(g)	26%		39%	42%	30%	56%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

 See Notes to Financial Statements.

164

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.94		$11.54	$11.62	$11.96	$10.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.16	0.24	0.20	0.07	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.29)		3.51	0.23	(0.03)	1.16	0.93
Total from investment operations	0.10		3.67	0.47	0.17	1.23	0.99
Less Dividends and Distributions:
Dividends from net investment income	(1.00)		(0.19)	(0.25)	(0.32)	(0.25)	-
Distributions from net realized gains	(0.58)		(0.08)	(0.30)	(0.19)	(0.01)	-
Total dividends and distributions	(1.58)		(0.27)	(0.55)	(0.51)	(0.26)	-
Net asset value, end of period	$13.46		$14.94	$11.54	$11.62	$11.96	$10.99
Total Return(c):	0.34%		32.13%	3.90%	2.24%	11.31%	9.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,218		$1,149	$778	$732	$560	$11
Average net assets (000)	$1,231		$950	$725	$608	$176	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.08	%(f)	0.07%	0.07%	0.08%	0.06%	0.02	%(f)
Expenses before waivers and/or expense reimbursement	0.97	%(f)	1.44%	3.47%	4.47%	10.80%	267.38	%(f)
Net investment income (loss)	5.17	%(f)	1.19%	2.11%	1.73%	0.56%	0.92	%(f)
Portfolio turnover rate(g)	26%		39%	42%	30%	56%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	165

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.98		$11.57	$11.64	$11.99	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.18	0.24	0.20	0.19	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.29)		3.52	0.26	(0.03)	1.08	0.94
Total from investment operations	0.11		3.70	0.50	0.17	1.27	1.00
Less Dividends and Distributions:
Dividends from net investment income	(1.02)		(0.21)	(0.27)	(0.33)	(0.27)	-
Distributions from net realized gains	(0.58)		(0.08)	(0.30)	(0.19)	(0.01)	-
Total dividends and distributions	(1.60)		(0.29)	(0.57)	(0.52)	(0.28)	-
Net asset value, end of period	$13.49		$14.98	$11.57	$11.64	$11.99	$11.00
Total Return(c):	0.42%		32.33%	4.11%	2.33%	11.65%	10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,585		$18,291	$13,037	$7,037	$3,884	$2,013
Average net assets (000)	$20,862		$17,795	$8,309	$5,316	$2,964	$318
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.07	)%(g)	(0.00)%	(0.08)%	(0.07)%	(0.13)%	(0.19	)%(g)
Expenses before waivers and/or expense reimbursement	0.53	%(g)	0.63%	1.67%	2.60%	4.62%	49.96	%(g)
Net investment income (loss)	5.32	%(g)	1.33%	2.13%	1.75%	1.64%	0.83	%(g)
Portfolio turnover rate(h)	26%		39%	42%	30%	56%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

166

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	167

Prudential Day One 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	16,974	$392,774
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	35,427	499,872
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	32,361	292,866
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	60,125	752,764
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	164,256	2,245,384
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	134,456	2,519,712
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	78,398	870,221
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	89,479	1,630,303
PGIM Total Return Bond Fund (Class R6)	46,840	660,916

TOTAL LONG-TERM INVESTMENTS (cost $8,176,253)		9,864,812

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $19,280)	19,280	19,280

TOTAL INVESTMENTS 100.1% (cost $8,195,533)(wd)		9,884,092
Liabilities in excess of other assets (0.1)%		(11,382)

NET ASSETS 100.0%		$9,872,710

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

168

Prudential Day One 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$9,864,812	$—	$—
Short-Term Investment
Affiliated Mutual Fund	19,280	—	—

Total	$9,884,092	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	25.5%
International Developed Markets	22.7
Broad Market	16.5
Mid Cap	8.8
Emerging Markets	7.6
Total Return Bond	6.7
Small Cap	5.1
Real Estate	4.0

Commodity	3.0%
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	169

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets

Affiliated investments (cost $8,195,533)	$9,884,092
Receivable for investments sold	54,360
Receivable for Fund shares sold	26,704
Due from Manager	13,967
Prepaid expenses and other assets	8,512

Total Assets	9,987,635

Liabilities

Payable for investments purchased	81,476
Custodian and accounting fees payable	16,800
Audit fee payable	8,822
Accrued expenses and other liabilities	6,194
Trustees’ fees payable	855
Affiliated transfer agent fee payable	671
Distribution fee payable	78
Payable for Fund shares purchased	29

Total Liabilities	114,925

Net Assets	$9,872,710

Net assets were comprised of:
Shares of beneficial interest, at par	$877
Paid-in capital in excess of par	8,384,371
Total distributable earnings (loss)	1,487,462

Net assets, January 31, 2022	$9,872,710

See Notes to Financial Statements.

170

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($18,114 ÷ 1,613 shares of beneficial interest issued and outstanding)	$11.23

Class R2

Net asset value, offering price and redemption price per share,
($329,917 ÷ 29,324 shares of beneficial interest issued and outstanding)	$11.25

Class R3

Net asset value, offering price and redemption price per share,
($14,725 ÷ 1,309 shares of beneficial interest issued and outstanding)	$11.25

Class R4

Net asset value, offering price and redemption price per share,
($17,496 ÷ 1,555 shares of beneficial interest issued and outstanding)	$11.25

Class R5

Net asset value, offering price and redemption price per share,
($338,842 ÷ 30,077 shares of beneficial interest issued and outstanding)	$11.27

Class R6

Net asset value, offering price and redemption price per share,
($9,153,616 ÷ 813,238 shares of beneficial interest issued and outstanding)	$11.26

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	171

Prudential Day One 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$250,418

Expenses
Management fee	967
Distribution fee(a)	607
Shareholder servicing fees (including affiliated expense of $137)(a)	137
Custodian and accounting fees	34,253
Registration fees(a)	12,647
Legal fees and expenses	9,865
Audit fee	8,822
Trustees’ fees	4,865
Shareholders’ reports	2,546
Transfer agent’s fees and expenses (including affiliated expense of $2,314)(a)	2,314
Pricing fees	1,503
Miscellaneous	5,738

Total expenses	84,264
Less: Fee waiver and/or expense reimbursement(a)	(86,831)

Net expenses	(2,567)

Net investment income (loss)	252,985

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,680,350
Net capital gain distributions received	832,907

2,513,257

Net change in unrealized appreciation (depreciation) on investments	(2,712,570)

Net gain (loss) on investment transactions	(199,313)

Net Increase (Decrease) In Net Assets Resulting From Operations	$53,672

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	46	402	159	—	—	—
Shareholder servicing fees	—	2	135	—	—	—
Registration fees	1,919	2,963	1,919	1,919	1,919	2,008
Transfer agent’s fees and expenses	40	586	883	22	277	506
Fee waiver and/or expense reimbursement	(2,076)	(5,598)	(4,198)	(2,055)	(4,263)	(68,641)

See Notes to Financial Statements.

172

Prudential Day One 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$252,985	$159,997
Net realized gain (loss) on investment transactions	1,680,350	182,822
Net capital gain distributions received	832,907	77,612
Net change in unrealized appreciation (depreciation) on investments	(2,712,570)	3,560,803

Net increase (decrease) in net assets resulting from operations	53,672	3,981,234

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,484)	(257)
Class R2	(78,926)	(3,101)
Class R3	(3,581)	(119,572)
Class R4	(4,368)	(308)
Class R5	(82,969)	(3,582)
Class R6	(2,244,650)	(164,160)

	(2,418,978)	(290,980)

Fund share transactions
Net proceeds from shares sold	2,064,386	5,230,198
Net asset value of shares issued in reinvestment of dividends and distributions	2,418,978	290,980
Cost of shares purchased	(8,063,075)	(4,016,070)

Net increase (decrease) in net assets from Fund share transactions	(3,579,711)	1,505,108

Total increase (decrease)	(5,945,017)	5,195,362

Net Assets:
Beginning of period	15,817,727	10,622,365

End of period	$9,872,710	$15,817,727

See Notes to Financial Statements.

Prudential Day One Funds	173

Prudential Day One 2055 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.78		$11.33	$11.52	$12.10	$11.07	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.08	0.18	0.14	0.10	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.21)		3.58	0.18	(0.15)	1.12	1.05
Total from investment operations	0.11		3.66	0.36	(0.01)	1.22	1.07
Less Dividends and Distributions:
Dividends from net investment income	(0.91)		(0.11)	(0.19)	(0.24)	(0.19)	-
Distributions from net realized gains	(2.75)		(0.10)	(0.36)	(0.33)	-	-
Total dividends and distributions	(3.66)		(0.21)	(0.55)	(0.57)	(0.19)	-
Net asset value, end of period	$11.23		$14.78	$11.33	$11.52	$12.10	$11.07
Total Return(c):	(0.02)%		32.63%	2.89%	0.89%	11.10%	10.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$18	$14	$15	$15	$11
Average net assets (000)	$18		$16	$14	$15	$12	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.66	%(f)	0.66%	0.65%	0.66%	0.61%	0.64	%(f)
Expenses before waivers and/or expense reimbursement	23.06	%(f)	42.22%	93.51%	81.24%	110.87%	257.86	%(f)
Net investment income (loss)	4.48	%(f)	0.57%	1.62%	1.22%	0.87%	0.23	%(f)
Portfolio turnover rate(g)	35%		37%	45%	29%	29%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

174

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.82		$11.36	$11.54	$12.12	$11.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.10	0.14	0.12	0.10	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.22)		3.60	0.25	(0.10)	1.15	1.06
Total from investment operations	0.12		3.70	0.39	0.02	1.25	1.09
Less Dividends and Distributions:
Dividends from net investment income	(0.94)		(0.14)	(0.21)	(0.27)	(0.22)	-
Distributions from net realized gains	(2.75)		(0.10)	(0.36)	(0.33)	-	-
Total dividends and distributions	(3.69)		(0.24)	(0.57)	(0.60)	(0.22)	-
Net asset value, end of period	$11.25		$14.82	$11.36	$11.54	$12.12	$11.09
Total Return(c):	0.08%		32.93%	3.19%	1.19%	11.34%	10.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$330		$305	$142	$63	$36	$17
Average net assets (000)	$319		$188	$83	$43	$23	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.41	%(f)	0.41%	0.40%	0.41%	0.37%	0.38	%(f)
Expenses before waivers and/or expense reimbursement	3.89	%(f)	6.37%	19.04%	30.82%	58.64%	250.88	%(f)
Net investment income (loss)	4.77	%(f)	0.73%	1.28%	1.05%	0.86%	0.47	%(f)
Portfolio turnover rate(g)	35%		37%	45%	29%	29%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	175

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.82		$11.36	$11.55	$12.13	$11.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.13	0.20	0.18	0.15	0.02
Net realized and unrealized gain (loss) on investment transactions	0.14	(c)	3.59	0.20	(0.14)	1.12	1.08
Total from investment operations	0.15		3.72	0.40	0.04	1.27	1.10
Less Dividends and Distributions:
Dividends from net investment income	(0.97)		(0.16)	(0.23)	(0.29)	(0.24)	-
Distributions from net realized gains	(2.75)		(0.10)	(0.36)	(0.33)	-	-
Total dividends and distributions	(3.72)		(0.26)	(0.59)	(0.62)	(0.24)	-
Net asset value, end of period	$11.25		$14.82	$11.36	$11.55	$12.13	$11.10
Total Return(d):	0.26%		33.09%	3.26%	1.37%	11.48%	11.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$7,549	$4,867	$3,699	$2,791	$1,795
Average net assets (000)	$314		$6,237	$4,140	$3,177	$2,323	$41
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.24	%(g)	0.26%	0.25%	0.26%	0.21%	0.13	%(g)
Expenses before waivers and/or expense reimbursement	2.89	%(g)	1.52%	2.92%	3.70%	4.29%	93.88	%(g)
Net investment income (loss)	0.16	%(g)	0.95%	1.83%	1.59%	1.26%	0.25	%(g)
Portfolio turnover rate(h)	35%		37%	45%	29%	29%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.

See Notes to Financial Statements.

176

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	177

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.84		$11.37	$11.56	$12.14	$11.11	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.14	0.22	0.26	0.16	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.22)		3.60	0.19	(0.21)	1.12	1.08
Total from investment operations	0.14		3.74	0.41	0.05	1.28	1.11
Less Dividends and Distributions:
Dividends from net investment income	(0.98)		(0.17)	(0.24)	(0.30)	(0.25)	-
Distributions from net realized gains	(2.75)		(0.10)	(0.36)	(0.33)	-	-
Total dividends and distributions	(3.73)		(0.27)	(0.60)	(0.63)	(0.25)	-
Net asset value, end of period	$11.25		$14.84	$11.37	$11.56	$12.14	$11.11
Total Return(c):	0.19%		33.27%	3.38%	1.49%	11.59%	11.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$17	$13	$13	$66	$45
Average net assets (000)	$18		$15	$12	$33	$56	$25
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.16	%(f)	0.16%	0.15%	0.17%	0.11%	0.13	%(f)
Expenses before waivers and/or expense reimbursement	23.28	%(f)	43.43%	106.71%	37.86%	26.45%	166.78	%(f)
Net investment income (loss)	4.97	%(f)	1.07%	2.02%	2.20%	1.34%	0.41	%(f)
Portfolio turnover rate(g)	35%		37%	45%	29%	29%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

178

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.86		$11.38	$11.56	$12.15	$11.12	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.15	0.24	0.14	0.16	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.25)		3.61	0.19	(0.09)	1.13	1.06
Total from investment operations	0.15		3.76	0.43	0.05	1.29	1.12
Less Dividends and Distributions:
Dividends from net investment income	(0.99)		(0.18)	(0.25)	(0.31)	(0.26)	-
Distributions from net realized gains	(2.75)		(0.10)	(0.36)	(0.33)	-	-
Total dividends and distributions	(3.74)		(0.28)	(0.61)	(0.64)	(0.26)	-
Net asset value, end of period	$11.27		$14.86	$11.38	$11.56	$12.15	$11.12
Total Return(c):	0.30%		33.45%	3.51%	1.53%	11.69%	11.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$339		$247	$136	$90	$21	$11
Average net assets (000)	$300		$188	$111	$50	$14	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.06	%(f)	0.06%	0.05%	0.05%	0.01%	0.03	%(f)
Expenses before waivers and/or expense reimbursement	2.88	%(f)	4.74%	14.21%	26.07%	96.19%	257.05	%(f)
Net investment income (loss)	5.60	%(f)	1.12%	2.15%	1.20%	1.37%	0.84	%(f)
Portfolio turnover rate(g)	35%		37%	45%	29%	29%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	179

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.86		$11.38	$11.57	$12.16	$11.13	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.17	0.22	0.21	0.19	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.22)		3.61	0.22	(0.14)	1.12	1.09
Total from investment operations	0.17		3.78	0.44	0.07	1.31	1.13
Less Dividends and Distributions:
Dividends from net investment income	(1.02)		(0.20)	(0.27)	(0.33)	(0.28)	-
Distributions from net realized gains	(2.75)		(0.10)	(0.36)	(0.33)	-	-
Total dividends and distributions	(3.77)		(0.30)	(0.63)	(0.66)	(0.28)	-
Net asset value, end of period	$11.26		$14.86	$11.38	$11.57	$12.16	$11.13
Total Return(c):	0.38%		33.63%	3.60%	1.72%	11.85%	11.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,154		$7,681	$5,451	$3,635	$2,777	$950
Average net assets (000)	$8,623		$7,616	$4,340	$3,169	$2,185	$287
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.09	)%(g)	(0.09)%	(0.10)%	(0.09)%	(0.13)%	(0.15	)%(g)
Expenses before waivers and/or expense reimbursement	1.49	%(g)	1.16%	2.57%	3.36%	3.99%	60.80	%(g)
Net investment income (loss)	5.42	%(g)	1.27%	2.01%	1.87%	1.62%	0.53	%(g)
Portfolio turnover rate(h)	35%		37%	45%	29%	29%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.

See Notes to Financial Statements.

180

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	181

Prudential Day One 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	15,936	$368,765
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,262	469,325
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	30,383	274,962
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	63,878	799,751
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	161,924	2,213,499
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	123,763	2,319,311
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	76,621	850,495
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	84,009	1,530,653
PGIM Total Return Bond Fund (Class R6)	31,042	438,000

TOTAL LONG-TERM INVESTMENTS
(cost $8,275,670)		9,264,761

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $17,124)	17,124	17,124

TOTAL INVESTMENTS 100.1%
(cost $8,292,794)(wd)		9,281,885
Liabilities in excess of other assets (0.1)%		(9,716)

NET ASSETS 100.0%		$9,272,169

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

182

Prudential Day One 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$9,264,761	$—	$—
Short-Term Investment
Affiliated Mutual Fund	17,124	—	—

Total	$9,281,885	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	25.0%
International Developed Markets	23.9
Broad Market	16.5
Mid Cap	9.2
Emerging Markets	8.6
Small Cap	5.0
Total Return Bond	4.7
Real Estate	4.0

Commodity	3.0%
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	183

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $8,292,794)	$9,281,885
Receivable for investments sold	51,510
Receivable for Fund shares sold	27,042
Due from Manager	14,207
Prepaid expenses and other assets	11,383

Total Assets	9,386,027

Liabilities
Payable for investments purchased	74,944
Custodian and accounting fees payable	16,788
Audit fee payable	8,824
Accrued expenses and other liabilities	6,792
Payable for Fund shares purchased	3,824
Affiliated transfer agent fee payable	1,069
Trustees’ fees payable	855
Distribution fee payable	443
Affiliated shareholder servicing fees payable	319

Total Liabilities	113,858

Net Assets	$9,272,169

Net assets were comprised of:
Shares of beneficial interest, at par	$658
Paid-in capital in excess of par	8,207,109
Total distributable earnings (loss)	1,064,402

Net assets, January 31, 2022	$9,272,169

See Notes to Financial Statements.

184

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($16,889 ÷ 1,205 shares of beneficial interest issued and outstanding)	$14.02

Class R2

Net asset value, offering price and redemption price per share,
($2,064,850 ÷ 147,006 shares of beneficial interest issued and outstanding)	$14.05

Class R3

Net asset value, offering price and redemption price per share,
($29,360 ÷ 2,086 shares of beneficial interest issued and outstanding)	$14.07

Class R4

Net asset value, offering price and redemption price per share,
($17,331 ÷ 1,231 shares of beneficial interest issued and outstanding)	$14.08

Class R5

Net asset value, offering price and redemption price per share,
($335,469 ÷ 23,802 shares of beneficial interest issued and outstanding)	$14.09

Class R6

Net asset value, offering price and redemption price per share,
($6,808,270 ÷ 482,619 shares of beneficial interest issued and outstanding)	$14.11

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

Prudential Day One Funds	185

Prudential Day One 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Affiliated dividend income	$234,117

Expenses
Management fee	881
Distribution fee(a)	2,498
Shareholder servicing fees (including affiliated expense of $899)(a)	899
Custodian and accounting fees	34,223
Registration fees(a)	13,039
Legal fees and expenses	9,868
Audit fee	8,822
Trustees’ fees	4,865
Transfer agent’s fees and expenses (including affiliated expense of $2,723)(a)	2,723
Shareholders’ reports	2,319
Pricing fees	1,503
Miscellaneous	5,626

Total expenses	87,266
Less: Fee waiver and/or expense reimbursement(a)	(86,185)

Net expenses	1,081

Net investment income (loss)	233,036

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	36,868
Net capital gain distributions received	776,890

813,758

Net change in unrealized appreciation (depreciation) on investments	(1,034,991)

Net gain (loss) on investment transactions	(221,233)

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,803

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	43	2,415	40	—	—	—
Shareholder servicing fees	—	869	30	—	—	—
Registration fees	1,908	2,369	1,908	1,908	1,908	3,038
Transfer agent’s fees and expenses	22	1,753	207	22	231	488
Fee waiver and/or expense reimbursement	(2,051)	(18,434)	(2,699)	(2,053)	(4,277)	(56,671)

See Notes to Financial Statements.

186

Prudential Day One 2060 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,036	$67,338
Net realized gain (loss) on investment transactions	36,868	(4,842)
Net capital gain distributions received	776,890	32,196

Net change in unrealized appreciation (depreciation) on investments	(1,034,991)	1,732,791

Net increase (decrease) in net assets resulting from operations	11,803	1,827,483

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,310)	(156)
Class R2	(157,325)	(15,188)
Class R3	(2,326)	(13,805)
Class R4	(1,414)	(225)
Class R5	(26,495)	(2,122)
Class R6	(548,819)	(74,351)

	(737,689)	(105,847)

Fund share transactions
Net proceeds from shares sold	1,838,652	5,619,691
Net asset value of shares issued in reinvestment of dividends and distributions	737,689	105,847

Cost of shares purchased	(1,978,323)	(1,895,876)

Net increase (decrease) in net assets from Fund share transactions	598,018	3,829,662

Total increase (decrease)	(127,868)	5,551,298

Net Assets:

Beginning of period	9,400,037	3,848,739

End of period	$9,272,169	$9,400,037

See Notes to Financial Statements.

Prudential Day One Funds	187

Prudential Day One 2060 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.17		$11.49	$11.62	$12.06	$11.01	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.08	0.17	0.13	0.10	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.32)		3.74	0.16	(0.15)	1.15	1.00
Total from investment operations	0.03		3.82	0.33	(0.02)	1.25	1.01
Less Dividends and Distributions:
Dividends from net investment income	(0.95)		(0.08)	(0.20)	(0.25)	(0.20)	-
Distributions from net realized gains	(0.23)		(0.06)	(0.26)	(0.17)	-	-
Total dividends and distributions	(1.18)		(0.14)	(0.46)	(0.42)	(0.20)	-
Net asset value, end of period	$14.02		$15.17	$11.49	$11.62	$12.06	$11.01
Total Return(c):	(0.07)%		33.45%	2.70%	0.57%	11.37%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$17	$13	$12	$12	$11
Average net assets (000)	$17		$15	$12	$12	$12	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.65	%(f)	0.65%	0.65%	0.66%	0.61%	0.63	%(f)
Expenses before waivers and/or expense reimbursement	24.38	%(f)	46.33%	114.36%	111.01%	149.96%	479.61	%(f)
Net investment income (loss)	4.53	%(f)	0.56%	1.56%	1.10%	0.87%	0.22	%(f)
Portfolio turnover rate(g)	26%		35%	44%	35%	90%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

188

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.21		$11.52	$11.63	$12.08	$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.10	0.16	0.15	0.06	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.33)		3.76	0.21	(0.15)	1.21	1.00
Total from investment operations	0.05		3.86	0.37	- (c)	1.27	1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.98)		(0.11)	(0.22)	(0.28)	(0.22)	-
Distributions from net realized gains	(0.23)		(0.06)	(0.26)	(0.17)	-	-
Total dividends and distributions	(1.21)		(0.17)	(0.48)	(0.45)	(0.22)	-
Net asset value, end of period	$14.05		$15.21	$11.52	$11.63	$12.08	$11.03
Total Return(d):	0.10%		33.76%	2.96%	0.79%	11.61%	10.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,065		$1,755	$889	$388	$94	$11
Average net assets (000)	$1,916		$1,291	$587	$226	$29	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.40	%(g)	0.40%	0.40%	0.41%	0.38%	0.37	%(g)
Expenses before waivers and/or expense reimbursement	2.31	%(g)	3.46%	9.69%	18.79%	79.88%	479.48	%(g)
Net investment income (loss)	5.01	%(g)	0.74%	1.47%	1.31%	0.51%	0.47	%(g)
Portfolio turnover rate(h)	26%		35%	44%	35%	90%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	189

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.25		$11.55	$11.65	$12.09	$11.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.12	0.17	0.14	0.13	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.05)		3.77	0.21	(0.11)	1.16	1.00
Total from investment operations	0.06		3.89	0.38	0.03	1.29	1.04
Less Dividends and Distributions:
Dividends from net investment income	(1.01)		(0.13)	(0.22)	(0.30)	(0.24)	-
Distributions from net realized gains	(0.23)		(0.06)	(0.26)	(0.17)	-	-
Total dividends and distributions	(1.24)		(0.19)	(0.48)	(0.47)	(0.24)	-
Net asset value, end of period	$14.07		$15.25	$11.55	$11.65	$12.09	$11.04
Total Return(c):	0.12%		33.94%	3.12%	1.05%	11.75%	10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29		$1,472	$685	$279	$121	$11
Average net assets (000)	$80		$1,051	$450	$173	$80	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.25	%(f)	0.25%	0.25%	0.26%	0.22%	0.23	%(f)
Expenses before waivers and/or expense reimbursement	6.94	%(f)	3.27%	10.14%	20.50%	53.70%	479.19	%(f)
Net investment income (loss)	1.71	%(f)	0.89%	1.54%	1.25%	1.11%	0.61	%(f)
Portfolio turnover rate(g)	26%		35%	44%	35%	90%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

190

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.26		$11.56	$11.65	$12.10	$11.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.14	0.23	0.19	0.16	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.32)		3.76	0.17	(0.16)	1.15	0.99
Total from investment operations	0.07		3.90	0.40	0.03	1.31	1.04
Less Dividends and Distributions:
Dividends from net investment income	(1.02)		(0.14)	(0.23)	(0.31)	(0.25)	-
Distributions from net realized gains	(0.23)		(0.06)	(0.26)	(0.17)	-	-
Total dividends and distributions	(1.25)		(0.20)	(0.49)	(0.48)	(0.25)	-
Net asset value, end of period	$14.08		$15.26	$11.56	$11.65	$12.10	$11.04
Total Return(c):	0.21%		34.14%	3.18%	1.09%	11.96%	10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$17	$13	$12	$13	$11
Average net assets (000)	$18		$15	$12	$12	$12	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.15	%(f)	0.15%	0.15%	0.16%	0.11%	0.12	%(f)
Expenses before waivers and/or expense reimbursement	23.34	%(f)	44.92%	112.23%	106.19%	147.15%	479.00	%(f)
Net investment income (loss)	5.03	%(f)	1.06%	2.06%	1.66%	1.35%	0.72	%(f)
Portfolio turnover rate(g)	26%		35%	44%	35%	90%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	191

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.28		$11.57	$11.66	$12.11	$11.05	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.44		0.14	0.21	0.02	0.16	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.37)		3.78	0.20	0.02	1.16	1.00
Total from investment operations	0.07		3.92	0.41	0.04	1.32	1.05
Less Dividends and Distributions:
Dividends from net investment income	(1.03)		(0.15)	(0.24)	(0.32)	(0.26)	-
Distributions from net realized gains	(0.23)		(0.06)	(0.26)	(0.17)	-	-
Total dividends and distributions	(1.26)		(0.21)	(0.50)	(0.49)	(0.26)	-
Net asset value, end of period	$14.09		$15.28	$11.57	$11.66	$12.11	$11.05
Total Return(c):	0.24%		34.21%	3.30%	1.21%	12.06%	10.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$335		$227	$95	$67	$16	$11
Average net assets (000)	$286		$154	$84	$35	$13	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.06	%(f)	0.05%	0.05%	0.06%	0.01%	0.02	%(f)
Expenses before waivers and/or expense reimbursement	3.03	%(f)	6.69%	22.80%	45.88%	140.94%	478.98	%(f)
Net investment income (loss)	5.74	%(f)	1.02%	1.91%	0.15%	1.39%	0.83	%(f)
Portfolio turnover rate(g)	26%		35%	44%	35%	90%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

192

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				December 13, 2016(a) through July 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.31		$11.58	$11.66	$12.11	$11.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.42		0.15	0.24	0.22	0.22	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.33)		3.81	0.18	(0.16)	1.11	1.01
Total from investment operations	0.09		3.96	0.42	0.06	1.33	1.06
Less Dividends and Distributions:
Dividends from net investment income	(1.06)		(0.17)	(0.24)	(0.34)	(0.28)	-
Distributions from net realized gains	(0.23)		(0.06)	(0.26)	(0.17)	-	-
Total dividends and distributions	(1.29)		(0.23)	(0.50)	(0.51)	(0.28)	-
Net asset value, end of period	$14.11		$15.31	$11.58	$11.66	$12.11	$11.06
Total Return(c):	0.32%		34.50%	3.46%	1.39%	12.12%	10.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,808		$5,912	$2,154	$1,424	$452	$52
Average net assets (000)	$6,417		$4,213	$1,657	$981	$266	$19
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.10	)%(g)	(0.10)%	(0.10)%	(0.09)%	(0.14)%	(0.15	)%(g)
Expenses before waivers and/or expense reimbursement	1.65	%(g)	2.32%	7.79%	14.67%	42.30%	459.90	%(g)
Net investment income (loss)	5.41	%(g)	1.11%	2.09%	1.90%	1.84%	0.79	%(g)
Portfolio turnover rate(h)	26%		35%	44%	35%	90%	18%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.

.. See Notes to Financial Statements.

Prudential Day One Funds	193

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

194

Prudential Day One 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%
AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	1,035	$23,952
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,161	30,486
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	1,973	17,859
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	4,342	54,364
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	10,957	149,778
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	8,039	150,650
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	4,977	55,244
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	5,457	99,423
PGIM Total Return Bond Fund (Class R6)	1,428	20,151

TOTAL LONG-TERM INVESTMENTS
(cost $561,513)		601,907

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $393)	393	393

TOTAL INVESTMENTS 100.0%
(cost $561,906)(wd)		602,300
Other assets in excess of liabilities 0.0%		89

NET ASSETS 100.0%		$602,389

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	195

Prudential Day One 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$601,907	$—	$—
Short-Term Investment
Affiliated Mutual Fund	393	—	—

Total	$602,300	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2022 were as follows:

Large Cap	25.0%
International Developed Markets	24.9
Broad Market	16.5
Mid Cap	9.2
Emerging Markets	9.0
Small Cap	5.0
Real Estate	4.0
Total Return Bond	3.3

Commodity	3.0%
Short Term	0.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

* Less than +/- 0.05%

See Notes to Financial Statements.

196

Prudential Day One 2065 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets
Affiliated investments (cost $561,906)	$602,300
Due from Manager	22,833
Receivable for investments sold	3,421
Receivable for Fund shares sold	127
Prepaid expenses and other assets	9,653

Total Assets	638,334

Liabilities
Custodian and accounting fees payable	16,563
Audit fee payable	8,822
Legal fees and expenses payable	4,803
Payable for investments purchased	3,573
Accrued expenses and other liabilities	1,036
Trustees’ fees payable	864
Affiliated transfer agent fee payable	263
Distribution fee payable	21

Total Liabilities	35,945

Net Assets	$602,389

Net assets were comprised of:
Shares of beneficial interest, at par	$51
Paid-in capital in excess of par	548,757
Total distributable earnings (loss)	53,581

Net assets, January 31, 2022	$602,389

See Notes to Financial Statements.

Prudential Day One Funds	197

Prudential Day One 2065 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2022

Class R1

Net asset value, offering price and redemption price per share,
($12,863 ÷ 1,089 shares of beneficial interest issued and outstanding)	$11.81

Class R2

Net asset value, offering price and redemption price per share,
($64,414 ÷ 5,447 shares of beneficial interest issued and outstanding)	$11.82

Class R3

Net asset value, offering price and redemption price per share,
($12,973 ÷ 1,097 shares of beneficial interest issued and outstanding)	$11.83

Class R4

Net asset value, offering price and redemption price per share,
($13,001 ÷ 1,099 shares of beneficial interest issued and outstanding)	$11.83

Class R5

Net asset value, offering price and redemption price per share,
($14,403 ÷ 1,217 shares of beneficial interest issued and outstanding)	$11.84

Class R6

Net asset value, offering price and redemption price per share,
($484,735 ÷ 40,933 shares of beneficial interest issued and outstanding)	$11.84

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

198

Prudential Day One 2065 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)
Affiliated dividend income	$13,880

Expenses
Management fee	55
Distribution fee(a)	105
Custodian and accounting fees	34,087
Registration fees(a)	13,775
Legal fees and expenses	9,996
Audit fee	8,822
Trustees’ fees	4,864
Shareholders’ reports	2,225
Pricing fees	1,503
Transfer agent’s fees and expenses (including affiliated expense of $520)(a)	520
Miscellaneous	5,113

Total expenses	81,065
Less: Fee waiver and/or expense reimbursement(a)	(81,097)

Net expenses	(32)

Net investment income (loss)	13,912

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(2,178)
Net capital gain distributions received	45,678

43,500

Net change in unrealized appreciation (depreciation) on investments	(58,747)
Net gain (loss) on investment transactions	(15,247)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,335)

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	33	65	7	—	—	—
Registration fees	2,118	3,069	2,119	2,119	2,231	2,119
Transfer agent’s fees and expenses	23	215	22	21	43	196
Fee waiver and/or expense reimbursement	(3,730)	(9,525)	(3,741)	(3,743)	(4,058)	(56,300)

See Notes to Financial Statements.

Prudential Day One Funds	199

Prudential Day One 2065 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,912	$3,645
Net realized gain (loss) on investment transactions	(2,178)	2,046
Net capital gain distributions received	45,678	1,603
Net change in unrealized appreciation (depreciation) on investments	(58,747)	94,652

Net increase (decrease) in net assets resulting from operations	(1,335)	101,946

Dividends and Distributions
Distributions from distributable earnings
Class R1	(960)	(59)
Class R2	(4,378)	(136)
Class R3	(1,014)	(97)
Class R4	(1,027)	(107)
Class R5	(1,151)	(129)
Class R6	(33,620)	(3,223)

	(42,150)	(3,751)

Fund share transactions
Net proceeds from shares sold	193,677	551,887
Net asset value of shares issued in reinvestment of dividends and distributions	42,150	3,751
Cost of shares purchased	(112,342)	(323,751)

Net increase (decrease) in net assets from Fund share transactions	123,485	231,887

Total increase (decrease)	80,000	330,082

Net Assets:
Beginning of period	522,389	192,307

End of period	$602,389	$522,389

See Notes to Financial Statements.

200

Prudential Day One 2065 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2022		Year Ended July 31, 2021	December 16, 2019(a) through July 31, 2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.74		$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.27)		3.18	(0.41)
Total from investment operations	0.02		3.24	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.79)		(0.05)	(0.05)
Distributions from net realized gains	(0.16)		(0.01)	-
Total dividends and distributions	(0.95)		(0.06)	(0.05)
Net asset value, end of period	$11.81		$12.74	$9.56
Total Return(c):	(0.07)%		33.98%	(3.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$10
Average net assets (000)	$13		$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65	%(e)
Expenses before waivers and/or expense reimbursement	57.31	%(e)	96.73%	485.07	%(e)
Net investment income (loss)	4.56	%(e)	0.55%	0.32	%(e)
Portfolio turnover rate(f)	28%		94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	201

Prudential Day One 2065 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2022		Year Ended July 31, 2021	December 16, 2019(a) through July 31, 2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.77		$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.07	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.31)		3.20	(0.40)
Total from investment operations	0.03		3.27	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.82)		(0.07)	(0.05)
Distributions from net realized gains	(0.16)		(0.01)	-
Total dividends and distributions	(0.98)		(0.08)	(0.05)
Net asset value, end of period	$11.82		$12.77	$9.58
Total Return(c):	0.01%		34.30%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64		$36	$12
Average net assets (000)	$52		$22	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40	%(e)	0.40%	0.40	%(e)
Expenses before waivers and/or expense reimbursement	37.03	%(e)	71.91%	446.28	%(e)
Net investment income (loss)	5.29	%(e)	0.63%	0.49	%(e)
Portfolio turnover rate(f)	28%		94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

202

Prudential Day One 2065 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2022		Year Ended July 31, 2021	December 16, 2019(a) through July 31, 2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.78		$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.27)		3.18	(0.40)
Total from investment operations	0.05		3.29	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.84)		(0.09)	(0.05)
Distributions from net realized gains	(0.16)		(0.01)	-
Total dividends and distributions	(1.00)		(0.10)	(0.05)
Net asset value, end of period	$11.83		$12.78	$9.59
Total Return(c):	0.16%		34.44%	(3.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$10
Average net assets (000)	$13		$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.26	%(e)	0.25%	0.25	%(e)
Expenses before waivers and/or expense reimbursement	56.66	%(e)	96.05%	484.23	%(e)
Net investment income (loss)	4.96	%(e)	0.95%	0.72	%(e)
Portfolio turnover rate(f)	28%		94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	203

Prudential Day One 2065 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2022		Year Ended July 31, 2021	December 16, 2019(a) through July 31, 2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.79		$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.28)		3.19	(0.41)
Total from investment operations	0.05		3.31	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.85)		(0.10)	(0.05)
Distributions from net realized gains	(0.16)		(0.01)	-
Total dividends and distributions	(1.01)		(0.11)	(0.05)
Net asset value, end of period	$11.83		$12.79	$9.59
Total Return(c):	0.18%		34.66%	(3.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$10
Average net assets (000)	$13		$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.15%	0.15	%(e)
Expenses before waivers and/or expense reimbursement	56.49	%(e)	95.88%	484.02	%(e)
Net investment income (loss)	5.06	%(e)	1.04%	0.82	%(e)
Portfolio turnover rate(f)	28%		94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

204

Prudential Day One 2065 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2022		Year Ended July 31, 2021	December 16, 2019(a) through July 31, 2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.80		$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.13	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.26)		3.19	(0.40)
Total from investment operations	0.07		3.32	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.87)		(0.11)	(0.05)
Distributions from net realized gains	(0.16)		(0.01)	-
Total dividends and distributions	(1.03)		(0.12)	(0.05)
Net asset value, end of period	$11.84		$12.80	$9.60
Total Return(c):	0.27%		34.74%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$11
Average net assets (000)	$15		$13	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.06	%(e)	0.05%	0.05	%(e)
Expenses before waivers and/or expense reimbursement	55.19	%(e)	93.88%	458.95	%(e)
Net investment income (loss)	5.16	%(e)	1.14%	0.83	%(e)
Portfolio turnover rate(f)	28%		94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Day One Funds	205

Prudential Day One 2065 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2022		Year Ended July 31, 2021	December 16, 2019(a) through July 31, 2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.81		$9.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.11	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.26)		3.22	(0.35)
Total from investment operations	0.07		3.33	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.88)		(0.12)	(0.05)
Distributions from net realized gains	(0.16)		(0.01)	-
Total dividends and distributions	(1.04)		(0.13)	(0.05)
Net asset value, end of period	$11.84		$12.81	$9.61
Total Return(c):	0.34%		34.88%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$485		$433	$141
Average net assets (000)	$440		$331	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	0.00	%(f)	0.00%	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	(0.10	)%(f)	(0.10)%	(0.11	)%(f)
Expenses before waivers and/or expense reimbursement	25.28	%(f)	34.59%	166.46	%(f)
Net investment income (loss)	5.04	%(f)	0.93%	0.11	%(f)
Portfolio turnover rate(g)	28%		94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

206

Notes to Financial Statements (unaudited)

1.     Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund and Prudential Day One 2065 Fund (each a “Fund” and collectively referred to as the “Day One Funds” or the “Funds”). The Day One Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM fund family (each, an “Underlying Fund”).

2.     Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Day One Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Day One Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not

Prudential Day One Funds	207

Notes to Financial Statements (unaudited) (continued)

deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Fund shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

208

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Day One Funds, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (formally known as QMA LLC) (“PGIM Quantitative Solutions” or the “subadviser”). The Manager, and not the Fund, pays for the services of PGIM Quantitative Solutions.

Prudential Day One Funds	209

Notes to Financial Statements (unaudited) (continued)

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares,

0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The RIC, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2,

210

Class R3 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

PGIM Investments, PIMS, PGIM Quantitative Solutions and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

PMFS serves as Day One Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.     Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$10,379,261	$7,749,189
Prudential Day One 2015 Fund	3,126,780	2,487,450
Prudential Day One 2020 Fund	13,847,691	12,823,264
Prudential Day One 2025 Fund	26,705,153	21,998,021
Prudential Day One 2030 Fund	26,374,123	14,954,411
Prudential Day One 2035 Fund	17,773,919	19,113,565
Prudential Day One 2040 Fund	18,862,548	11,829,078
Prudential Day One 2045 Fund	11,193,268	17,223,646
Prudential Day One 2050 Fund	10,072,903	7,350,448
Prudential Day One 2055 Fund	3,615,258	8,522,575
Prudential Day One 2060 Fund	3,220,072	2,349,278
Prudential Day One 2065 Fund	297,373	156,489

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Prudential Day One Funds	211

Notes to Financial Statements (unaudited) (continued)

Prudential Day One Income Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,636,761	$1,487,990	$1,205,479	$(181,355)	$(48,032)	$4,689,885	473,248	$47,299	$14,864

PGIM Global Real Estate Fund (Class R6)
1,443,104	710,984	464,305	(212,617)	5,889	1,483,055	64,091	31,896	187,558

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
289,510	203,551	111,395	(83,036)	3,297	301,927	21,398	—	62,594

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,429,511	1,101,406	770,171	(281,445)	(4,767)	1,474,534	162,932	486,786	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,432,401	584,123	432,884	(97,987)	1,054	1,486,707	108,757	44,117	5,697

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
3,360,682	1,575,207	1,103,946	(375,451)	35,463	3,491,955	186,337	38,451	461,498

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
289,254	172,532	97,973	(65,189)	399	299,023	26,939	2,584	62,516

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,811,760	810,416	604,592	(162,493)	25,079	1,880,170	103,193	24,558	182,303

PGIM TIPS Fund (Class R6)
6,701,661	2,212,302	1,742,347	(379,629)	(10,947)	6,781,040	662,858	200,072	138,254

PGIM Total Return Bond Fund (Class R6)
4,641,230	1,520,750	1,216,097	(229,701)	(18,049)	4,698,133	332,965	82,025	—

$26,035,874	$10,379,261	$7,749,189	$(2,068,903)	$(10,614)	$26,586,429		$957,788	$1,115,284

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 2,918,023	$958,766	$902,484	$—	$—	$2,974,305	2,974,305	$1,885	$—

$28,953,897	$11,338,027	$8,651,673	$(2,068,903)	$(10,614)	$29,560,734		$959,673	$1,115,284

Prudential Day One 2015 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,069,350	$ 387,465	$ 281,971	$ (95,384)	$ (2,949)	$ 2,076,511	209,537	$ 19,727	$ 6,297

212

Prudential Day One 2015 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 757,676	$230,169	$145,509	$(115,464)	$13,016	$739,888	31,974	$15,474	$91,167

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
152,002	120,238	31,726	(50,971)	6,274	195,817	13,878	—	30,426

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
750,546	397,714	273,523	(150,412)	11,313	735,638	81,286	235,901	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
872,391	190,120	177,764	(60,566)	6,536	830,717	60,769	24,891	3,214

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,990,688	525,106	426,367	(245,023)	58,525	1,902,929	101,544	21,026	252,357

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
273,362	97,743	124,277	(66,833)	13,939	193,934	17,472	2,253	54,529

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,087,126	264,660	229,522	(124,683)	47,626	1,045,207	57,366	13,603	100,978

PGIM TIPS Fund (Class R6)
3,396,716	562,834	475,585	(187,312)	(2,007)	3,294,646	322,057	94,837	65,894

PGIM Total Return Bond Fund (Class R6)
2,436,904	350,731	321,206	(120,757)	(1,842)	2,343,830	166,111	40,155	—

$13,786,761	$3,126,780	$2,487,450	$(1,217,405)	$150,431	$13,359,117		$467,867	$604,862

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 1,429,264	$289,141	$320,623	$—	$—	$1,397,782	1,397,782	$852	$—

$15,216,025	$3,415,921	$2,808,073	$(1,217,405)	$150,431	$14,756,899		$468,719	$604,862

Prudential Day One 2020 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 8,531,878	$ 1,222,271	$ 1,317,344	$ (350,844)	$ (39,111)	$ 8,046,850	811,993	$ 79,370	$ 25,201

PGIM Global Real Estate Fund (Class R6)
3,482,396	977,629	706,481	(531,189)	61,059	3,283,414	141,893	70,322	415,903

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
698,647	863,326	163,587	(261,603)	26,335	1,163,118	82,432	—	138,869

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,449,010	1,695,829	1,219,389	(703,002)	42,083	3,264,531	360,722	1,078,483	—

Prudential Day One Funds	213

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
$ 4,700,682	$914,739	$980,775	$(331,139)	$41,291	$4,344,798	317,834	$133,182	$17,199

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,951,315	2,625,475	2,562,524	(1,360,117)	336,770	9,990,919	533,133	115,033	1,380,654

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
1,396,057	456,879	419,057	(318,230)	36,274	1,151,923	103,777	11,444	276,927

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,829,250	1,271,823	1,548,211	(624,290)	225,161	5,153,733	282,861	72,537	538,476

PGIM TIPS Fund (Class R6)
14,345,101	2,329,982	2,312,398	(769,877)	(16,104)	13,576,704	1,327,146	393,736	270,103

PGIM Total Return Bond Fund (Class R6)
10,640,095	1,489,738	1,593,498	(503,948)	(21,135)	10,011,252	709,515	171,973	—

$64,024,431	$13,847,691	$12,823,264	$(5,754,239)	$692,623	$59,987,242		$2,126,080	$3,063,332

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 5,700,979	$908,519	$1,073,639	$—	$—	$5,535,859	5,535,859	$3,414	$—

$69,725,410	$14,756,210	$13,896,903	$(5,754,239)	$692,623	$65,523,101		$2,129,494	$3,063,332

Prudential Day One 2025 Fund:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 7,983,661	$2,515,920	$1,736,820	$(329,815)	$(53,947)	$8,378,999	845,509	$74,615	$24,141

PGIM Global Real Estate Fund (Class R6)
4,517,688	1,662,270	1,143,838	(711,002)	91,068	4,416,186	190,846	91,288	542,015

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
906,344	1,480,874	258,342	(368,831)	29,173	1,789,218	126,805	—	180,832

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
4,474,481	2,594,535	1,819,775	(885,516)	27,022	4,390,747	485,165	1,406,256	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
7,712,518	2,163,318	2,136,252	(617,675)	138,510	7,260,419	531,121	219,360	28,328

214

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$17,084,644	$5,580,955	$5,513,419	$(2,161,687)	$527,056	$15,517,549	828,044	$180,408	$2,165,311

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
1,811,086	766,104	417,338	(431,154)	43,267	1,771,965	159,636	14,926	361,175

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
8,282,532	2,562,129	2,262,249	(903,829)	284,122	7,962,705	437,031	103,610	769,144

PGIM TIPS Fund (Class R6)
17,514,806	4,360,500	3,862,790	(955,342)	(25,456)	17,031,718	1,664,880	474,186	337,659

PGIM Total Return Bond Fund (Class R6)
13,621,563	3,018,548	2,847,198	(648,331)	(29,286)	13,115,296	929,504	219,195	—

$83,909,323	$26,705,153	$21,998,021	$(8,013,182)	$1,031,529	$81,634,802		$2,783,844	$4,408,605

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 6,482,524	$1,738,081	$1,650,996	$—	$—	$6,569,609	6,569,609	$3,873	$—

$90,391,847	$28,443,234	$23,649,017	$(8,013,182)	$1,031,529	$88,204,411		$2,787,717	$4,408,605

Prudential Day One 2030 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 5,518,797	$1,534,516	$717,510	$(250,469)	$(26,161)	$6,059,173	611,420	$54,985	$17,703

PGIM Global Real Estate Fund (Class R6)
4,293,974	1,483,893	625,648	(635,831)	(8,080)	4,508,308	194,828	94,256	561,756

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,550,547	1,857,108	255,137	(556,852)	2,743	2,598,409	184,154	—	337,422

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,573,127	2,241,888	1,140,588	(675,265)	(54,614)	3,944,548	435,862	1,216,069	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,361,562	386,962	567,071	(88,297)	(1,694)	1,091,462	87,177	39,575	9,127

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
9,035,897	2,242,918	1,069,496	(621,877)	(14,225)	9,573,217	700,309	280,156	36,179

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
18,206,398	5,638,277	4,059,118	(1,988,402)	90,690	17,887,845	954,527	208,160	2,498,399

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
3,098,419	1,201,038	1,048,797	(676,424)	(1,132)	2,573,104	231,811	27,652	669,117

Prudential Day One Funds	215

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
$10,696,918	$3,062,056	$2,351,177	$(904,624)	$59,941	$10,563,114	579,754	$144,893	$1,075,604

PGIM TIPS Fund (Class R6)
12,312,345	3,900,047	1,663,371	(716,613)	(30,829)	13,801,579	1,349,128	361,629	251,752

PGIM Total Return Bond Fund (Class R6)
11,566,162	2,825,420	1,456,498	(584,891)	(32,174)	12,318,019	872,999	200,013	—

$81,214,146	$26,374,123	$14,954,411	$(7,699,545)	$(15,535)	$84,918,778		$2,627,388	$5,457,059

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 4,720,475	$1,395,732	$874,257	$—	$—	$5,241,950	5,241,950	$2,994	$—

$85,934,621	$27,769,855	$15,828,668	$(7,699,545)	$(15,535)	$90,160,728		$2,630,382	$5,457,059

Prudential Day One 2035 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 3,349,333	$757,103	$895,988	$(118,434)	$(26,841)	$3,065,173	309,301	$28,895	$9,432

PGIM Global Real Estate Fund (Class R6)
2,694,168	807,639	622,275	(423,972)	71,733	2,527,293	109,218	50,645	301,395

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,286,840	1,710,469	356,926	(512,977)	77,764	2,205,170	156,284	—	239,330

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,541,842	1,311,041	1,099,659	(525,526)	56,626	2,284,324	252,411	745,771	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,780,428	453,315	630,509	(114,887)	18,150	1,506,497	120,327	44,392	10,238

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
8,532,428	1,814,206	2,187,598	(718,197)	218,218	7,659,057	560,282	226,138	29,203

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
16,344,747	4,177,128	5,693,981	(2,129,388)	679,803	13,378,309	713,891	161,102	1,933,586

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
3,085,784	1,015,831	1,298,755	(696,720)	112,253	2,218,393	199,855	23,741	574,495

216

Prudential Day One 2035 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
$ 9,588,107	$2,290,251	$2,797,449	$(1,138,855)	$475,130	$8,417,184	461,975	$111,963	$831,151

PGIM TIPS Fund (Class R6)
6,347,158	1,761,752	1,714,015	(340,753)	(2,229)	6,051,913	591,585	162,851	113,939

PGIM Total Return Bond Fund (Class R6)
6,834,128	1,675,184	1,816,410	(310,263)	(14,058)	6,368,581	451,352	102,941	—

$62,384,963	$17,773,919	$19,113,565	$(7,029,972)	$1,666,549	$55,681,894		$1,658,439	$4,042,769

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 1,745,394	$1,505,931	$1,376,887	$—	$—	$1,874,438	1,874,438	$981	$—

$64,130,357	$19,279,850	$20,490,452	$(7,029,972)	$1,666,549	$57,556,332		$1,659,420	$4,042,769

Prudential Day One 2040 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,539,774	$689,473	$453,695	$(104,862)	$(18,732)	$2,651,958	267,604	$24,712	$7,935

PGIM Global Real Estate Fund (Class R6)
2,408,946	787,644	407,435	(360,635)	11,409	2,439,929	105,442	51,443	305,845

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,691,393	1,999,343	305,371	(610,193)	19,398	2,794,570	198,056	—	356,944

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,386,378	1,333,904	810,450	(477,144)	(6,918)	2,425,770	268,041	789,802	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,746,092	767,003	756,412	(157,974)	(14,550)	2,584,159	206,402	77,367	17,843

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
9,325,742	2,198,857	1,177,538	(658,695)	16,143	9,704,509	709,913	280,444	36,216

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
14,805,612	4,147,506	2,628,809	(1,683,655)	158,453	14,799,107	789,707	164,633	1,975,972

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
4,466,300	1,651,665	1,486,027	(994,376)	40,056	3,677,618	331,317	38,767	938,093

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
9,901,862	2,565,784	2,168,692	(894,217)	133,383	9,538,120	523,497	130,443	968,334

PGIM TIPS Fund (Class R6)
4,013,143	1,343,197	752,934	(229,018)	(9,344)	4,365,044	426,691	115,359	79,921

Prudential Day One Funds	217

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 5,084,486	$1,378,172	$881,715	$(250,780)	$(16,854)	$5,313,309	376,563	$86,249	$—

$59,369,728	$18,862,548	$11,829,078	$(6,421,549)	$312,444	$60,294,093		$1,759,219	$4,687,103

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 802,801	$362,722	$247,047	$—	$—	$918,476	918,476	$494	$—

$60,172,529	$19,225,270	$12,076,125	$(6,421,549)	$312,444	$61,212,569		$1,759,713	$4,687,103

Prudential Day One 2045 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,119,453	$491,515	$411,333	$(41,937)	$(7,294)	$1,150,404	116,085	$9,017	$2,736

PGIM Global Real Estate Fund (Class R6)
1,858,119	456,254	651,654	(290,942)	83,615	1,455,392	62,895	30,794	183,020

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,770,580	1,092,551	610,058	(582,950)	152,514	1,822,637	129,173	—	289,730

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,472,579	714,084	723,675	(295,539)	62,428	1,229,877	135,898	377,725	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,670,762	550,187	1,035,584	(148,410)	18,338	2,055,293	164,161	58,666	13,530

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
8,484,484	1,655,603	2,755,010	(709,829)	269,715	6,944,963	508,044	197,876	25,553

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
11,836,339	2,475,368	4,481,267	(1,615,318)	696,803	8,911,925	475,556	102,023	1,224,508

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
4,096,798	1,141,283	1,684,252	(902,177)	209,735	2,861,387	257,783	27,563	666,969

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
7,869,179	1,528,777	3,049,140	(981,671)	527,400	5,894,545	323,521	80,355	596,514

PGIM TIPS Fund (Class R6)
1,407,084	484,637	518,550	(69,787)	(1,542)	1,301,842	127,257	32,704	21,922

218

Prudential Day One 2045 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 3,735,144	$603,009	$1,303,123	$(148,355)	$(5,546)	$2,881,129	204,191	$49,532	$—

$46,320,521	$11,193,268	$17,223,646	$(5,786,915)	$2,006,166	$36,509,394		$966,255	$3,024,482

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 71,829	$94,443	$128,437	$—	$—	$37,835	37,835	$23	$—

$46,392,350	$11,287,711	$17,352,083	$(5,786,915)	$2,006,166	$36,547,229		$966,278	$3,024,482

Prudential Day One 2050 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Conservative Bond Fund (Class R6)
$ 347,638	$149,903	$88,614	$(16,019)	$(1,160)	$391,748	39,531	$3,303	$1,058

PGIM Global Real Estate Fund (Class R6)
1,154,066	413,508	272,662	(183,604)	21,497	1,132,805	48,954	23,686	141,185

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,157,570	894,255	259,376	(403,219)	52,487	1,441,717	102,177	—	235,297

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
857,458	502,157	344,376	(172,669)	2,085	844,655	93,332	273,441	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,944,814	598,258	540,655	(104,466)	(12,545)	1,885,406	150,592	52,571	12,124

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,670,671	1,958,044	1,160,787	(456,028)	63,741	6,075,641	444,451	164,252	21,211

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
7,581,258	2,386,070	1,885,167	(947,871)	181,331	7,315,621	390,375	81,225	974,891

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
2,602,318	1,047,980	741,056	(606,146)	46,844	2,349,940	211,706	21,765	526,673

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,002,522	1,479,424	1,397,818	(517,952)	135,826	4,702,002	258,068	63,497	471,370

PGIM TIPS Fund (Class R6)
349,559	157,638	92,254	(20,105)	(775)	394,063	38,520	9,718	6,781

PGIM Total Return Bond Fund (Class R6)
2,087,855	485,666	567,683	(93,563)	(6,110)	1,906,165	135,093	33,433	—

$28,755,729	$10,072,903	$7,350,448	$(3,521,642)	$483,221	$28,439,763		$726,891	$2,390,590

Prudential Day One Funds	219

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 58,190	$90,701	$113,329	$—	$—	$35,562	35,562	$21	$—

$28,813,919	$10,163,604	$7,463,777	$(3,521,642)	$483,221	$28,475,325		$726,912	$2,390,590

Prudential Day One 2055 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)
$ 634,484	$152,085	$339,044	$(112,450)	$57,699	$392,774	16,974	$8,076	$48,417

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
763,694	269,821	401,291	(286,850)	154,498	499,872	35,427	—	96,716

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
471,410	182,002	298,402	(109,420)	47,276	292,866	32,361	93,478	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,226,459	253,662	686,110	(106,241)	64,994	752,764	60,125	20,805	4,798

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,401,030	728,309	1,755,470	(410,595)	282,110	2,245,384	164,256	61,373	7,926

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
4,057,502	870,813	2,158,962	(705,371)	455,730	2,519,712	134,456	27,029	324,411

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
1,557,882	415,237	895,687	(422,389)	215,178	870,221	78,398	8,100	195,993

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
2,639,642	534,054	1,421,424	(519,045)	397,076	1,630,303	89,479	20,832	154,646

PGIM Total Return Bond Fund (Class R6)
1,052,246	209,275	566,185	(40,209)	5,789	660,916	46,840	10,714	—

$15,804,349	$3,615,258	$8,522,575	$(2,712,570)	$1,680,350	$9,864,812		$250,407	$832,907

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 45,853	$102,538	$129,111	$—	$—	$19,280	19,280	$11	$—

$15,850,202	$3,717,796	$8,651,686	$(2,712,570)	$1,680,350	$9,884,092		$250,418	$832,907

220

Prudential Day One 2060 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)
$377,158	$135,634	$91,993	$(56,930)	$4,896	$368,765	15,936	$7,491	$44,871

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
472,879	232,283	108,145	(131,550)	3,858	469,325	33,262	—	93,452

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
280,249	162,792	113,762	(50,353)	(3,964)	274,962	30,383	86,693	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
822,348	252,455	228,216	(36,857)	(9,979)	799,751	63,878	21,608	4,984

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,134,004	671,560	451,805	(147,268)	7,008	2,213,499	161,924	60,088	7,760

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
2,393,198	762,417	599,105	(264,589)	27,390	2,319,311	123,763	24,875	298,562

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
944,954	381,227	277,780	(187,261)	(10,645)	850,495	76,621	7,668	185,540

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,550,321	471,596	370,440	(141,430)	20,606	1,530,653	84,009	19,091	141,721

PGIM Total Return Bond Fund (Class R6)
416,978	150,108	108,032	(18,753)	(2,301)	438,000	31,042	6,593	—

$9,392,089	$3,220,072	$2,349,278	$(1,034,991)	$36,869	$9,264,761		$234,107	$776,890

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$40,664	$83,673	$107,213	$—	$—	$17,124	17,124	$10	$—

$9,432,753	$3,303,745	$2,456,491	$(1,034,991)	$36,869	$9,281,885		$234,117	$776,890

Prudential Day One 2065 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Global Real Estate Fund (Class R6)
$20,964	$12,261	$6,067	$(3,173)	$(33)	$23,952	1,035	$444	$2,642

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
26,284	19,775	7,973	(7,330)	(270)	30,486	2,161	—	5,501

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
15,576	12,906	7,688	(2,469)	(466)	17,859	1,973	5,091	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
46,742	25,894	15,272	(1,759)	(1,241)	54,364	4,342	1,309	302

Prudential Day One Funds	221

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2065 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
$124,859	$67,165	$32,508	$(9,439)	$(299)	$149,778	10,957	$3,725	$481

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
133,021	70,958	39,061	(14,916)	648	150,650	8,039	1,461	17,534

PGIM Quant Solutions Mid-Cap Core Fund (Class R6)
52,524	32,892	18,404	(10,834)	(934)	55,244	4,977	450	10,895

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
86,172	45,050	24,323	(7,982)	506	99,423	5,457	1,121	8,323

PGIM Total Return Bond Fund (Class R6)
15,806	10,472	5,193	(845)	(89)	20,151	1,428	279	—

$521,948	$297,373	$156,489	$(58,747)	$(2,178)	$601,907		$13,880	$45,678

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$342	$637	$586	$—	$—	$393	393	$—	$—

$522,290	$298,010	$157,075	$(58,747)	$(2,178)	$602,300		$13,880	$45,678

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.	Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Prudential Day One Income Fund	$28,452,507	$2,117,723	$(1,009,496)	$1,108,227
Prudential Day One 2015 Fund	14,184,649	1,465,775	(893,525)	572,250
Prudential Day One 2020 Fund	61,836,614	7,072,916	(3,386,429)	3,686,487
Prudential Day One 2025 Fund	82,944,613	9,401,079	(4,141,281)	5,259,798
Prudential Day One 2030 Fund	83,413,202	10,673,342	(3,925,816)	6,747,526
Prudential Day One 2035 Fund	51,937,405	8,402,860	(2,783,933)	5,618,927

222

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Prudential Day One 2040 Fund	$54,749,561	$8,928,148	$(2,465,140)	$6,463,008
Prudential Day One 2045 Fund	32,631,314	5,843,403	(1,927,488)	3,915,915
Prudential Day One 2050 Fund	25,374,259	4,100,607	(999,541)	3,101,066
Prudential Day One 2055 Fund	9,007,345	1,688,559	(811,812)	876,747
Prudential Day One 2060 Fund	8,575,540	998,112	(291,767)	706,345
Prudential Day One 2065 Fund	570,166	40,826	(8,692)	32,134

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Day One Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Day One Funds, at $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Day One Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One Income Fund–Class R1	2,366	98.9%
Prudential Day One Income Fund–Class R2	190,432	98.0
Prudential Day One Income Fund–Class R4	2,425	100.0
Prudential Day One Income Fund–Class R5	83,822	99.9
Prudential Day One Income Fund–Class R6	1,356,983	58.7
Prudential Day One 2015 Fund–Class R1	1,206	100.0
Prudential Day One 2015 Fund–Class R2	1,220	27.3
Prudential Day One 2015 Fund–Class R3	1,230	100.0
Prudential Day One 2015 Fund–Class R4	1,236	100.0
Prudential Day One 2015 Fund–Class R5	16,426	100.0

Prudential Day One Funds	223

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2015 Fund–Class R6	971,976	76.4%
Prudential Day One 2020 Fund–Class R1	1,199	100.0
Prudential Day One 2020 Fund–Class R2	357,956	91.5
Prudential Day One 2020 Fund–Class R4	1,228	100.0
Prudential Day One 2020 Fund–Class R5	307,037	100.0
Prudential Day One 2020 Fund–Class R6	3,012,736	62.9
Prudential Day One 2025 Fund–Class R1	1,223	100.0
Prudential Day One 2025 Fund–Class R4	1,253	82.7
Prudential Day One 2025 Fund–Class R5	29,200	97.2
Prudential Day One 2025 Fund–Class R6	3,648,500	49.6
Prudential Day One 2030 Fund–Class R1	1,210	25.8
Prudential Day One 2030 Fund–Class R2	598,413	96.3
Prudential Day One 2030 Fund–Class R4	1,241	58.8
Prudential Day One 2030 Fund–Class R5	299,907	96.9
Prudential Day One 2030 Fund–Class R6	3,553,106	58.8
Prudential Day One 2035 Fund–Class R1	1,270	49.9
Prudential Day One 2035 Fund–Class R4	1,301	99.6
Prudential Day One 2035 Fund–Class R5	22,137	74.8
Prudential Day One 2035 Fund–Class R6	2,051,201	46.0
Prudential Day One 2040 Fund–Class R1	1,231	43.3
Prudential Day One 2040 Fund–Class R2	479,655	96.1
Prudential Day One 2040 Fund–Class R4	1,261	40.3
Prudential Day One 2040 Fund–Class R5	531,912	98.6
Prudential Day One 2040 Fund–Class R6	1,407,070	40.2
Prudential Day One 2045 Fund–Class R1	1,302	88.8
Prudential Day One 2045 Fund–Class R4	1,335	39.9
Prudential Day One 2045 Fund–Class R5	45,074	78.7
Prudential Day One 2045 Fund–Class R6	630,281	22.9
Prudential Day One 2050 Fund–Class R1	1,244	35.5
Prudential Day One 2050 Fund–Class R2	378,713	92.4
Prudential Day One 2050 Fund–Class R3	754	64.7
Prudential Day One 2050 Fund–Class R4	1,274	19.8
Prudential Day One 2050 Fund–Class R5	87,547	96.7
Prudential Day One 2050 Fund–Class R6	541,122	33.8
Prudential Day One 2055 Fund–Class R1	1,508	93.5
Prudential Day One 2055 Fund–Class R2	1,525	5.2
Prudential Day One 2055 Fund–Class R3	887	67.8
Prudential Day One 2055 Fund–Class R4	1,544	99.3
Prudential Day One 2055 Fund–Class R5	29,074	96.7
Prudential Day One 2055 Fund–Class R6	187,139	23.0
Prudential Day One 2060 Fund–Class R1	1,205	100.0
Prudential Day One 2060 Fund–Class R2	133,966	91.1
Prudential Day One 2060 Fund–Class R4	1,231	100.0
Prudential Day One 2060 Fund–Class R5	23,422	98.4
Prudential Day One 2060 Fund–Class R6	79,837	16.5
Prudential Day One 2065 Fund–Class R1	1,089	100.0
Prudential Day One 2065 Fund–Class R2	1,094	20.1
Prudential Day One 2065 Fund–Class R3	1,097	100.0
Prudential Day One 2065 Fund–Class R4	1,099	100.0

224

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2065 Fund–Class R5	1,101	90.5%
Prudential Day One 2065 Fund–Class R6	30,557	74.7

At the reporting period end, the number of shareholders holding greater than 5% of the Day One Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Prudential Day One Income Fund	2	59.2%	2	25.8%
Prudential Day One 2015 Fund	1	74.9	1	8.3
Prudential Day One 2020 Fund	3	65.7	2	20.6
Prudential Day One 2025 Fund	1	49.1	4	37.6
Prudential Day One 2030 Fund	2	58.5	3	24.0
Prudential Day One 2035 Fund	1	45.0	3	37.2
Prudential Day One 2040 Fund	3	52.7	3	35.0
Prudential Day One 2045 Fund	1	22.1	3	52.9
Prudential Day One 2050 Fund	2	43.5	2	30.6
Prudential Day One 2055 Fund	1	21.3	4	56.4
Prudential Day One 2060 Fund	2	32.4	2	44.7
Prudential Day One 2065 Fund	2	70.8	2	19.4

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund:

Class R1	Shares		Amount

Six months ended January 31, 2022:
Shares sold	3		$49
Shares issued in reinvestment of dividends and distributions	151		1,749
Shares purchased	—	**	(1)

Net increase (decrease) in shares outstanding	154		$1,797

Year ended July 31, 2021:
Shares sold	—	**	$2
Shares issued in reinvestment of dividends and distributions	36		413
Shares purchased	—	**	(3)

Net increase (decrease) in shares outstanding	36		$412

Prudential Day One Funds	225

Notes to Financial Statements (unaudited) (continued)

Prudential Day One Income Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2022:
Shares sold	13,218	$156,203
Shares issued in reinvestment of dividends and distributions	12,179	141,208
Shares purchased	(6,138)	(74,439)

Net increase (decrease) in shares outstanding	19,259	$222,972

Year ended July 31, 2021:
Shares sold	139,870	$1,561,165
Shares issued in reinvestment of dividends and distributions	4,554	51,947
Shares purchased	(138,265)	(1,584,824)

Net increase (decrease) in shares outstanding	6,159	$28,288

Class R3
Six months ended January 31, 2022:
Shares sold	557	$7,045
Shares issued in reinvestment of dividends and distributions	969	11,244
Shares purchased	(120,380)	(1,459,222)

Net increase (decrease) in shares outstanding	(118,854)	$(1,440,933)

Year ended July 31, 2021:
Shares sold	23,084	$265,225
Shares issued in reinvestment of dividends and distributions	2,866	32,737
Shares purchased	(42,557)	(488,317)

Net increase (decrease) in shares outstanding	(16,607)	$(190,355)

Class R4
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	159	$1,849

Net increase (decrease) in shares outstanding	159	$1,849

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	48	$543

Net increase (decrease) in shares outstanding	48	$543

Class R5
Six months ended January 31, 2022:
Shares sold	1,256	$14,974
Shares issued in reinvestment of dividends and distributions	5,549	64,380
Shares purchased	(2,370)	(28,799)

Net increase (decrease) in shares outstanding	4,435	$50,555

Year ended July 31, 2021:
Shares sold	13,737	$157,747
Shares issued in reinvestment of dividends and distributions	1,796	20,518
Shares purchased	(19,588)	(223,090)

Net increase (decrease) in shares outstanding	(4,055)	$(44,825)

226

Prudential Day One Income Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2022:
Shares sold	591,287	$7,164,932
Shares issued in reinvestment of dividends and distributions	157,962	1,836,369
Shares purchased	(427,377)	(5,177,798)

Net increase (decrease) in shares outstanding	321,872	$3,823,503

Year ended July 31, 2021:
Shares sold	949,757	$10,780,478
Shares issued in reinvestment of dividends and distributions	47,075	539,316
Shares purchased	(546,947)	(6,417,454)

Net increase (decrease) in shares outstanding	449,885	$4,902,340

** Less than 1 share.

Prudential Day One 2015 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	101	$1,166

Net increase (decrease) in shares outstanding	101	$1,166

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	19	$228

Net increase (decrease) in shares outstanding	19	$228

Class R2
Six months ended January 31, 2022:
Shares sold	175	$2,092
Shares issued in reinvestment of dividends and distributions	382	4,443
Shares purchased	(116)	(1,414)

Net increase (decrease) in shares outstanding	441	$5,121

Year ended July 31, 2021:
Shares sold	263	$3,100
Shares issued in reinvestment of dividends and distributions	78	899
Shares purchased	(62)	(765)

Net increase (decrease) in shares outstanding	279	$3,234

Class R3
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	107	$1,239

Net increase (decrease) in shares outstanding	107	$1,239

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	24	$279

Net increase (decrease) in shares outstanding	24	$279

Prudential Day One Funds	227

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2015 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	108	$1,259

Net increase (decrease) in shares outstanding	108	$1,259

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	26	$292

Net increase (decrease) in shares outstanding	26	$292

Class R5
Six months ended January 31, 2022:
Shares sold	4,603	$53,653
Shares issued in reinvestment of dividends and distributions	1,150	13,383
Net increase (decrease) in shares outstanding	5,753	$67,036

Year ended July 31, 2021:
Shares sold	3,389	$39,830
Shares issued in reinvestment of dividends and distributions	578	6,668
Shares purchased	(16,270)	(190,767)

Net increase (decrease) in shares outstanding	(12,303)	$(144,269)

Class R6
Six months ended January 31, 2022:
Shares sold	88,703	$1,100,534
Shares issued in reinvestment of dividends and distributions	114,877	1,336,020
Shares purchased	(129,673)	(1,610,903)

Net increase (decrease) in shares outstanding	73,907	$825,651

Year ended July 31, 2021:
Shares sold	573,357	$6,598,097
Shares issued in reinvestment of dividends and distributions	33,766	389,317
Shares purchased	(491,206)	(5,871,867)

Net increase (decrease) in shares outstanding	115,917	$1,115,547

Prudential Day One 2020 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	100	$1,202

Net increase (decrease) in shares outstanding	100	$1,202

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	20	$244

Net increase (decrease) in shares outstanding	20	$244

228

Prudential Day One 2020 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2022:
Shares sold	93,687	$1,188,380
Shares issued in reinvestment of dividends and distributions	32,528	390,989
Shares purchased	(182,258)	(2,332,490)

Net increase (decrease) in shares outstanding	(56,043)	$(753,121)

Year ended July 31, 2021:
Shares sold	192,601	$2,297,926
Shares issued in reinvestment of dividends and distributions	7,515	88,673
Shares purchased	(138,830)	(1,606,057)

Net increase (decrease) in shares outstanding	61,286	$780,542

Class R3
Six months ended January 31, 2022:
Shares sold	1,317	$17,187
Shares issued in reinvestment of dividends and distributions	9,407	113,256
Shares purchased	(46,485)	(597,058)

Net increase (decrease) in shares outstanding	(35,761)	$(466,615)

Year ended July 31, 2021:
Shares sold	16,731	$200,116
Shares issued in reinvestment of dividends and distributions	3,030	35,790
Shares purchased	(12,733)	(147,665)

Net increase (decrease) in shares outstanding	7,028	$88,241

Class R4
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	107	$1,296

Net increase (decrease) in shares outstanding	107	$1,296

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	26	$308

Net increase (decrease) in shares outstanding	26	$308

Class R5
Six months ended January 31, 2022:
Shares sold	4,105	$51,391
Shares issued in reinvestment of dividends and distributions	27,186	327,317
Shares purchased	(2,644)	(31,809)

Net increase (decrease) in shares outstanding	28,647	$346,899

Year ended July 31, 2021:
Shares sold	20,325	$248,151
Shares issued in reinvestment of dividends and distributions	6,643	78,525
Shares purchased	(68,856)	(805,076)

Net increase (decrease) in shares outstanding	(41,888)	$(478,400)

Prudential Day One Funds	229

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2022:
Shares sold	318,973	$3,991,804
Shares issued in reinvestment of dividends and distributions	434,880	5,214,209
Shares purchased	(531,531)	(6,711,431)

Net increase (decrease) in shares outstanding	222,322	$2,494,582

Year ended July 31, 2021:
Shares sold	1,759,390	$20,891,530
Shares issued in reinvestment of dividends and distributions	128,458	1,511,954
Shares purchased	(1,667,372)	(20,533,196)

Net increase (decrease) in shares outstanding	220,476	$1,870,288

Prudential Day One 2025 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	111	$1,353

Net increase (decrease) in shares outstanding	111	$1,353

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	19	$225

Net increase (decrease) in shares outstanding	19	$225

Class R2
Six months ended January 31, 2022:
Shares sold	1,422	$18,175
Shares issued in reinvestment of dividends and distributions	686	8,344
Shares purchased	(753)	(9,686)

Net increase (decrease) in shares outstanding	1,355	$16,833

Year ended July 31, 2021:
Shares sold	3,434	$41,766
Shares issued in reinvestment of dividends and distributions	79	933
Shares purchased	(5,267)	(61,751)

Net increase (decrease) in shares outstanding	(1,754)	$(19,052)

Class R3
Six months ended January 31, 2022:
Shares sold	2,359	$31,506
Shares issued in reinvestment of dividends and distributions	3,800	46,210
Shares purchased	(726,393)	(9,486,356)

Net increase (decrease) in shares outstanding	(720,234)	$(9,408,640)

Year ended July 31, 2021:
Shares sold	152,946	$1,836,914
Shares issued in reinvestment of dividends and distributions	15,252	181,348
Shares purchased	(124,536)	(1,495,173)

Net increase (decrease) in shares outstanding	43,662	$523,089

230

Prudential Day One 2025 Fund (cont’d.):

Class R4	Shares	Amount

Six months ended January 31, 2022:
Shares sold	245	$3,151
Shares issued in reinvestment of dividends and distributions	137	1,671
Shares purchased	— **	(2)

Net increase (decrease) in shares outstanding	382	$4,820

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	25	$290

Net increase (decrease) in shares outstanding	25	$290

Class R5

Six months ended January 31, 2022:
Shares sold	7,063	$90,950
Shares issued in reinvestment of dividends and distributions	2,714	33,003
Shares purchased	(68)	(885)

Net increase (decrease) in shares outstanding	9,709	$123,068

Year ended July 31, 2021:
Shares sold	8,776	$108,129
Shares issued in reinvestment of dividends and distributions	380	4,518
Shares purchased	(2,964)	(35,568)

Net increase (decrease) in shares outstanding	6,192	$77,079

Class R6
Six months ended January 31, 2022:
Shares sold	1,175,170	$15,250,887
Shares issued in reinvestment of dividends and distributions	710,704	8,656,371
Shares purchased	(657,742)	(8,441,423)

Net increase (decrease) in shares outstanding	1,228,132	$15,465,835

Year ended July 31, 2021:
Shares sold	2,436,616	$29,051,786
Shares issued in reinvestment of dividends and distributions	157,922	1,879,266
Shares purchased	(1,966,940)	(24,563,060)

Net increase (decrease) in shares outstanding	627,598	$6,367,992

**	Less than 1 share.

Prudential Day One 2030 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:
Shares sold	330	$4,537
Shares issued in reinvestment of dividends and distributions	357	4,666
Shares purchased	(9)	(128)

Net increase (decrease) in shares outstanding	678	$9,075

Year ended July 31, 2021:
Shares sold	643	$7,870
Shares issued in reinvestment of dividends and distributions	62	770
Shares purchased	(23)	(297)

Net increase (decrease) in shares outstanding	682	$8,343

Prudential Day One Funds	231

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R2	Shares	Amount

Six months ended January 31, 2022:
Shares sold	61,952	$838,016
Shares issued in reinvestment of dividends and distributions	47,756	625,132
Shares purchased	(20,175)	(273,690)

Net increase (decrease) in shares outstanding	89,533	$1,189,458

Year ended July 31, 2021:
Shares sold	241,987	$3,013,429
Shares issued in reinvestment of dividends and distributions	8,734	107,950
Shares purchased	(144,723)	(1,785,584)

Net increase (decrease) in shares outstanding	105,998	$1,335,795

Class R3

Six months ended January 31, 2022:
Shares sold	11,138	$149,796
Shares issued in reinvestment of dividends and distributions	8,772	114,735
Shares purchased	(154,312)	(2,126,870)

Net increase (decrease) in shares outstanding	(134,402)	$(1,862,339)

Year ended July 31, 2021:
Shares sold	70,467	$890,006
Shares issued in reinvestment of dividends and distributions	4,556	56,315
Shares purchased	(36,807)	(453,989)

Net increase (decrease) in shares outstanding	38,216	$492,332

Class R4

Six months ended January 31, 2022:
Shares sold	325	$4,435
Shares issued in reinvestment of dividends and distributions	165	2,156
Shares purchased	(1)	(11)

Net increase (decrease) in shares outstanding	489	$6,580

Year ended July 31, 2021:
Shares sold	409	$5,178
Shares issued in reinvestment of dividends and distributions	29	352
Shares purchased	(1)	(10)

Net increase (decrease) in shares outstanding	437	$5,520

Class R5

Six months ended January 31, 2022:
Shares sold	11,603	$159,166
Shares issued in reinvestment of dividends and distributions	25,049	327,885
Shares purchased	(8,661)	(121,188)

Net increase (decrease) in shares outstanding	27,991	$365,863

Year ended July 31, 2021:
Shares sold	34,631	$447,573
Shares issued in reinvestment of dividends and distributions	6,267	77,457
Shares purchased	(39,051)	(501,701)

Net increase (decrease) in shares outstanding	1,847	$23,329

232

Prudential Day One 2030 Fund (cont’d.):

Class R6	Shares	Amount

Six months ended January 31, 2022:
Shares sold	951,695	$12,950,259
Shares issued in reinvestment of dividends and distributions	489,529	6,412,829
Shares purchased	(566,196)	(7,705,404)

Net increase (decrease) in shares outstanding	875,028	$11,657,684

Year ended July 31, 2021:
Shares sold	2,373,744	$29,595,757
Shares issued in reinvestment of dividends and distributions	124,341	1,538,097
Shares purchased	(1,779,975)	(23,281,009)

Net increase (decrease) in shares outstanding	718,110	$7,852,845

Prudential Day One 2035 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2022:
Shares sold	19	$260
Shares issued in reinvestment of dividends and distributions	283	3,686
Shares purchased	(6)	(78)

Net increase (decrease) in shares outstanding	296	$3,868

Year ended July 31, 2021:
Shares sold	31	$393
Shares issued in reinvestment of dividends and distributions	37	462
Shares purchased	(11)	(138)

Net increase (decrease) in shares outstanding	57	$717

Class R2
Six months ended January 31, 2022:
Shares sold	2,613	$35,998
Shares issued in reinvestment of dividends and distributions	4,897	63,858
Shares purchased	(669)	(9,482)

Net increase (decrease) in shares outstanding	6,841	$90,374

Year ended July 31, 2021:
Shares sold	9,471	$124,340
Shares issued in reinvestment of dividends and distributions	563	7,066
Shares purchased	(1,102)	(14,560)

Net increase (decrease) in shares outstanding	8,932	$116,846

Class R3
Six months ended January 31, 2022:
Shares sold	6,838	$96,992
Shares issued in reinvestment of dividends and distributions	2,389	31,195
Shares purchased	(690,766)	(9,830,536)

Net increase (decrease) in shares outstanding	(681,539)	$(9,702,349)

Year ended July 31, 2021:
Shares sold	134,679	$1,751,498
Shares issued in reinvestment of dividends and distributions	13,000	163,407
Shares purchased	(78,707)	(1,005,651)

Net increase (decrease) in shares outstanding	68,972	$909,254

Prudential Day One Funds	233

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Class R4	Shares	Amount

Six months ended January 31, 2022:
Shares sold	5	$63
Shares issued in reinvestment of dividends and distributions	150	1,959

Net increase (decrease) in shares outstanding	155	$2,022

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	24	$300

Net increase (decrease) in shares outstanding	24	$300

Class R5

Six months ended January 31, 2022:
Shares sold	5,579	$78,838
Shares issued in reinvestment of dividends and distributions	3,364	43,940
Shares purchased	(1,500)	(20,601)

Net increase (decrease) in shares outstanding	7,443	$102,177

Year ended July 31, 2021:
Shares sold	9,956	$130,535
Shares issued in reinvestment of dividends and distributions	340	4,273
Shares purchased	(892)	(11,968)

Net increase (decrease) in shares outstanding	9,404	$122,840

Class R6

Six months ended January 31, 2022:
Shares sold	499,597	$7,010,612
Shares issued in reinvestment of dividends and distributions	515,539	6,732,940
Shares purchased	(302,878)	(4,267,655)

Net increase (decrease) in shares outstanding	712,258	$9,475,897

Year ended July 31, 2021:
Shares sold	1,286,015	$16,281,374
Shares issued in reinvestment of dividends and distributions	93,688	1,177,657
Shares purchased	(1,335,697)	(17,744,581)

Net increase (decrease) in shares outstanding	44,006	$(285,550)

Prudential Day One 2040 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:
Shares sold	247	$3,597
Shares issued in reinvestment of dividends and distributions	245	3,376
Shares purchased	(7)	(105)

Net increase (decrease) in shares outstanding	485	$6,868

Year ended July 31, 2021:
Shares sold	438	$5,745
Shares issued in reinvestment of dividends and distributions	32	415
Shares purchased	(11)	(140)

Net increase (decrease) in shares outstanding	459	$6,020

234

Prudential Day One 2040 Fund (cont’d.):

Class R2	Shares	Amount

Six months ended January 31, 2022:
Shares sold	90,357	$1,303,403
Shares issued in reinvestment of dividends and distributions	43,620	602,390
Shares purchased	(28,574)	(406,278)

Net increase (decrease) in shares outstanding	105,403	$1,499,515

Year ended July 31, 2021:
Shares sold	132,019	$1,735,072
Shares issued in reinvestment of dividends and distributions	5,799	74,226
Shares purchased	(47,299)	(605,801)

Net increase (decrease) in shares outstanding	90,519	$1,203,497

Class R3

Six months ended January 31, 2022:
Shares sold	5,306	$76,209
Shares issued in reinvestment of dividends and distributions	4,173	57,666
Shares purchased	(210,041)	(3,078,061)

Net increase (decrease) in shares outstanding	(200,562)	$(2,944,186)

Year ended July 31, 2021:
Shares sold	107,910	$1,398,004
Shares issued in reinvestment of dividends and distributions	4,509	57,765
Shares purchased	(53,584)	(713,845)

Net increase (decrease) in shares outstanding	58,835	$741,924

Class R4

Six months ended January 31, 2022:
Shares sold	533	$7,676
Shares issued in reinvestment of dividends and distributions	271	3,749
Shares purchased	(2)	(26)

Net increase (decrease) in shares outstanding	802	$11,399

Year ended July 31, 2021:
Shares sold	791	$10,399
Shares issued in reinvestment of dividends and distributions	37	470
Shares purchased	(2)	(32)

Net increase (decrease) in shares outstanding	826	$10,837

Class R5

Six months ended January 31, 2022:
Shares sold	8,273	$121,134
Shares issued in reinvestment of dividends and distributions	49,819	688,996
Shares purchased	(24,414)	(357,327)

Net increase (decrease) in shares outstanding	33,678	$452,803

Year ended July 31, 2021:
Shares sold	28,937	$388,383
Shares issued in reinvestment of dividends and distributions	10,557	135,338
Shares purchased	(61,463)	(795,861)

Net increase (decrease) in shares outstanding	(21,969)	$(272,140)

Prudential Day One Funds	235

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):
Class R6	Shares	Amount

Six months ended January 31, 2022:

Shares sold	494,119	$7,183,866

Shares issued in reinvestment of dividends and distributions	323,002	4,467,114

Shares purchased	(282,815)	(4,140,134)

Net increase (decrease) in shares outstanding	534,306	$7,510,846

Year ended July 31, 2021:

Shares sold	1,136,424	$14,483,421

Shares issued in reinvestment of dividends and distributions	70,414	902,712

Shares purchased	(947,673)	(13,048,863)

Net increase (decrease) in shares outstanding	259,165	$2,337,270

Prudential Day One 2045 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:

Shares sold	1	$10

Shares issued in reinvestment of dividends and distributions	179	2,362

Shares purchased	(1)	(11)

Net increase (decrease) in shares outstanding	179	$2,361

Year ended July 31, 2021:

Shares sold	1	$13

Shares issued in reinvestment of dividends and distributions	20	246

Shares purchased	(2)	(20)

Net increase (decrease) in shares outstanding	19	$239

Class R2

Six months ended January 31, 2022:

Shares sold	7,703	$102,192

Shares issued in reinvestment of dividends and distributions	3,418	45,089

Shares purchased	(407)	(5,950)

Net increase (decrease) in shares outstanding	10,714	$141,331

Year ended July 31, 2021:

Shares sold	9,123	$128,021

Shares issued in reinvestment of dividends and distributions	270	3,426

Shares purchased	(5,351)	(63,990)

Net increase (decrease) in shares outstanding	4,042	$67,457

236

Prudential Day One 2045 Fund (cont’d.):
Class R3	Shares	Amount

Six months ended January 31, 2022:

Shares sold	3,499	$50,343

Shares issued in reinvestment of dividends and distributions	380	5,013

Shares purchased	(861,635)	(12,648,626)

Net increase (decrease) in shares outstanding	(857,756)	$(12,593,270)

Year ended July 31, 2021:

Shares sold	158,202	$2,077,213

Shares issued in reinvestment of dividends and distributions	14,999	190,190

Shares purchased	(82,155)	(1,066,433)

Net increase (decrease) in shares outstanding	91,046	$1,200,970

Class R4

Six months ended January 31, 2022:

Shares sold	42	$596

Shares issued in reinvestment of dividends and distributions	421	5,548

Shares purchased	(21)	(308)

Net increase (decrease) in shares outstanding	442	$5,836

Year ended July 31, 2021:

Shares sold	303	$4,074

Shares issued in reinvestment of dividends and distributions	55	702

Shares purchased	(236)	(3,141)

Net increase (decrease) in shares outstanding	122	$1,635

Class R5

Six months ended January 31, 2022:

Shares sold	9,113	$131,818

Shares issued in reinvestment of dividends and distributions	7,053	93,097

Shares purchased	(3,358)	(49,616)

Net increase (decrease) in shares outstanding	12,808	$175,299

Year ended July 31, 2021:

Shares sold	11,317	$152,206

Shares issued in reinvestment of dividends and distributions	795	10,095

Shares purchased	(3,386)	(46,569)

Net increase (decrease) in shares outstanding	8,726	$115,732

Class R6

Six months ended January 31, 2022:

Shares sold	298,416	$4,344,393

Shares issued in reinvestment of dividends and distributions	350,374	4,631,941

Shares purchased	(135,381)	(1,964,505)

Net increase (decrease) in shares outstanding	513,409	$7,011,829

Year ended July 31, 2021:

Shares sold	1,115,340	$14,940,814

Shares issued in reinvestment of dividends and distributions	45,291	575,652

Shares purchased	(696,112)	(9,710,184)

Net increase (decrease) in shares outstanding	464,519	$5,806,282

Prudential Day One Funds	237

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:

Shares sold	250	$3,705

Shares issued in reinvestment of dividends and distributions	337	4,665

Shares purchased	(10)	(154)

Net increase (decrease) in shares outstanding	577	$8,216

Year ended July 31, 2021:

Shares sold	738	$9,496

Shares issued in reinvestment of dividends and distributions	40	516

Shares purchased	(742)	(8,570)

Net increase (decrease) in shares outstanding	36	$1,442

Class R2

Six months ended January 31, 2022:

Shares sold	52,908	$771,771

Shares issued in reinvestment of dividends and distributions	39,540	548,421

Shares purchased	(32,259)	(476,449)

Net increase (decrease) in shares outstanding	60,189	$843,743

Year ended July 31, 2021:

Shares sold	119,447	$1,608,950

Shares issued in reinvestment of dividends and distributions	4,895	63,192

Shares purchased	(44,861)	(578,117)

Net increase (decrease) in shares outstanding	79,481	$1,094,025

Class R3

Six months ended January 31, 2022:

Shares sold	3,218	$47,396

Shares issued in reinvestment of dividends and distributions	114	1,580

Shares purchased	(274,825)	(4,127,664)

Net increase (decrease) in shares outstanding	(271,493)	$(4,078,688)

Year ended July 31, 2021:

Shares sold	109,334	$1,480,491

Shares issued in reinvestment of dividends and distributions	4,193	54,169

Shares purchased	(32,697)	(452,451)

Net increase (decrease) in shares outstanding	80,830	$1,082,209

Class R4

Six months ended January 31, 2022:

Shares sold	4,658	$69,524

Shares issued in reinvestment of dividends and distributions	645	8,931

Shares purchased	(2)	(29)

Net increase (decrease) in shares outstanding	5,301	$78,426

Year ended July 31, 2021:

Shares issued in reinvestment of dividends and distributions	22	$286

Net increase (decrease) in shares outstanding	22	$286

238

Prudential Day One 2050 Fund (cont’d.):

Class R5	Shares	Amount

Six months ended January 31, 2022:

Shares sold	8,995	$134,558

Shares issued in reinvestment of dividends and distributions	9,540	132,318

Shares purchased	(4,905)	(66,126)

Net increase (decrease) in shares outstanding	13,630	$200,750

Year ended July 31, 2021:

Shares sold	13,639	$184,166

Shares issued in reinvestment of dividends and distributions	1,405	18,148

Shares purchased	(5,572)	(70,272)

Net increase (decrease) in shares outstanding	9,472	$132,042

Class R6

Six months ended January 31, 2022:

Shares sold	270,713	$4,051,430

Shares issued in reinvestment of dividends and distributions	161,987	2,251,618

Shares purchased	(53,709)	(799,426)

Net increase (decrease) in shares outstanding	378,991	$5,503,622

Year ended July 31, 2021:

Shares sold	541,857	$7,200,121

Shares issued in reinvestment of dividends and distributions	28,267	365,778

Shares purchased	(476,219)	(6,810,645)

Net increase (decrease) in shares outstanding	93,905	$755,254

Prudential Day One 2055 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:

Shares sold	— **	$9

Shares issued in reinvestment of dividends and distributions	387	4,484

Shares purchased	— **	(6)

Net increase (decrease) in shares outstanding	387	$4,487

Year ended July 31, 2021:

Shares sold	1	$6

Shares issued in reinvestment of dividends and distributions	20	257

Shares purchased	(1)	(11)

Net increase (decrease) in shares outstanding	20	$252

Class R2

Six months ended January 31, 2022:

Shares sold	3,027	$38,308

Shares issued in reinvestment of dividends and distributions	6,804	78,926

Shares purchased	(1,093)	(13,583)

Net increase (decrease) in shares outstanding	8,738	$103,651

Year ended July 31, 2021:

Shares sold	9,437	$134,853

Shares issued in reinvestment of dividends and distributions	242	3,101

Shares purchased	(1,591)	(20,283)

Net increase (decrease) in shares outstanding	8,088	$117,671

Prudential Day One Funds	239

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R3	Shares	Amount

Six months ended January 31, 2022:

Shares sold	3,203	$46,815

Shares issued in reinvestment of dividends and distributions	309	3,581

Shares purchased	(511,456)	(7,630,927)

Net increase (decrease) in shares outstanding	(507,944)	$(7,580,531)

Year ended July 31, 2021:

Shares sold	126,972	$1,683,374

Shares issued in reinvestment of dividends and distributions	9,342	119,572

Shares purchased	(55,535)	(736,100)

Net increase (decrease) in shares outstanding	80,779	$1,066,846

Class R4

Six months ended January 31, 2022:

Shares sold	10	$131

Shares issued in reinvestment of dividends and distributions	377	4,368

Net increase (decrease) in shares outstanding	387	$4,499

Year ended July 31, 2021:

Shares issued in reinvestment of dividends and distributions	24	$308

Net increase (decrease) in shares outstanding	24	$308

Class R5

Six months ended January 31, 2022:

Shares sold	6,328	$92,953

Shares issued in reinvestment of dividends and distributions	7,146	82,969

Shares purchased	(47)	(568)

Net increase (decrease) in shares outstanding	13,427	$175,354

Year ended July 31, 2021:

Shares sold	7,827	$108,262

Shares issued in reinvestment of dividends and distributions	279	3,582

Shares purchased	(3,369)	(47,993)

Net increase (decrease) in shares outstanding	4,737	$63,851

Class R6

Six months ended January 31, 2022:

Shares sold	131,209	$1,886,170

Shares issued in reinvestment of dividends and distributions	193,504	2,244,650

Shares purchased	(28,435)	(417,991)

Net increase (decrease) in shares outstanding	296,278	$3,712,829

Year ended July 31, 2021:

Shares sold	250,509	$3,303,703

Shares issued in reinvestment of dividends and distributions	12,815	164,160

Shares purchased	(225,431)	(3,211,683)

Net increase (decrease) in shares outstanding	37,893	$256,180

** Less than 1 share.

240

Prudential Day One 2060 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:

Shares issued in reinvestment of dividends and distributions	91	$1,309

Net increase (decrease) in shares outstanding	91	$1,309

Year ended July 31, 2021:

Shares issued in reinvestment of dividends and distributions	12	$156

Net increase (decrease) in shares outstanding	12	$156

Class R2

Six months ended January 31, 2022:

Shares sold	27,886	$417,319

Shares issued in reinvestment of dividends and distributions	10,865	157,325

Shares purchased	(7,114)	(106,687)

Net increase (decrease) in shares outstanding	31,637	$467,957

Year ended July 31, 2021:

Shares sold	49,780	$674,437

Shares issued in reinvestment of dividends and distributions	1,158	15,188

Shares purchased	(12,737)	(169,812)

Net increase (decrease) in shares outstanding	38,201	$519,813

Class R3

Six months ended January 31, 2022:

Shares sold	2,874	$43,784

Shares issued in reinvestment of dividends and distributions	160	2,325

Shares purchased	(97,465)	(1,496,585)

Net increase (decrease) in shares outstanding	(94,431)	$(1,450,476)

Year ended July 31, 2021:

Shares sold	51,569	$709,881

Shares issued in reinvestment of dividends and distributions	1,050	13,805

Shares purchased	(15,439)	(217,745)

Net increase (decrease) in shares outstanding	37,180	$505,941

Class R4

Six months ended January 31, 2022:

Shares issued in reinvestment of dividends and distributions	98	$1,415

Net increase (decrease) in shares outstanding	98	$1,415

Year ended July 31, 2021:

Shares issued in reinvestment of dividends and distributions	17	$225

Net increase (decrease) in shares outstanding	17	$225

Class R5

Six months ended January 31, 2022:

Shares sold	7,750	$119,518

Shares issued in reinvestment of dividends and distributions	1,825	26,495

Shares purchased	(635)	(9,890)

Net increase (decrease) in shares outstanding	8,940	$136,123

Year ended July 31, 2021:

Shares sold	8,249	$114,928

Shares issued in reinvestment of dividends and distributions	161	2,122

Shares purchased	(1,778)	(24,825)

Net increase (decrease) in shares outstanding	6,632	$92,225

Prudential Day One Funds	241

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2060 Fund (cont’d.):

Class R6	Shares	Amount

Six months ended January 31, 2022:

Shares sold	82,420	$1,258,031

Shares issued in reinvestment of dividends and distributions	37,746	548,820

Shares purchased	(23,793)	(365,161)

Net increase (decrease) in shares outstanding	96,373	$1,441,690

Year ended July 31, 2021:

Shares sold	297,863	$4,120,445

Shares issued in reinvestment of dividends and distributions	5,650	74,351

Shares purchased	(103,263)	(1,483,494)

Net increase (decrease) in shares outstanding	200,250	$2,711,302

Prudential Day One 2065 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2022:

Shares issued in reinvestment of dividends and distributions	79	$960

Net increase (decrease) in shares outstanding	79	$960

Year ended July 31, 2021:

Shares issued in reinvestment of dividends and distributions	5	$59

Net increase (decrease) in shares outstanding	5	$59

Class R2

Six months ended January 31, 2022:

Shares sold	2,284	$29,260

Shares issued in reinvestment of dividends and distributions	359	4,378

Shares purchased	(16)	(203)

Net increase (decrease) in shares outstanding	2,627	$33,435

Year ended July 31, 2021:

Shares sold	1,943	$22,284

Shares issued in reinvestment of dividends and distributions	12	136

Shares purchased	(346)	(3,850)

Net increase (decrease) in shares outstanding	1,609	$18,570

Class R3

Six months ended January 31, 2022:

Shares issued in reinvestment of dividends and distributions	83	$1,014

Net increase (decrease) in shares outstanding	83	$1,014

Year ended July 31, 2021:

Shares issued in reinvestment of dividends and distributions	9	$97

Net increase (decrease) in shares outstanding	9	$97

242

Prudential Day One 2065 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	85	$1,027

Net increase (decrease) in shares outstanding	85	$1,027

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	9	$107

Net increase (decrease) in shares outstanding	9	$107

Class R5
Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	94	$1,151

Net increase (decrease) in shares outstanding	94	$1,151

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	12	$129

Net increase (decrease) in shares outstanding	12	$129

Class R6
Six months ended January 31, 2022:
Shares sold	13,123	$164,417
Shares issued in reinvestment of dividends and distributions	2,756	33,620
Shares purchased	(8,757)	(112,139)

Net increase (decrease) in shares outstanding	7,122	$85,898

Year ended July 31, 2021:
Shares sold	45,584	$529,603
Shares issued in reinvestment of dividends and distributions	293	3,223
Shares purchased	(26,763)	(319,901)

Net increase (decrease) in shares outstanding	19,114	$212,925

8.    Borrowings

The RIC, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

Prudential Day One Funds	243

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Day One Funds did not utilize the SCA during the reporting period ended January 31, 2022.

9.    Risks of Investing in the Funds

The risks of the Day One Funds and/or the Underlying Funds include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the

244

allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the Underlying Fund at a disadvantageous time and price.

Cash Management Risk: The value of the investments held by the Fund for cash management purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management purposes, it may not achieve its investment objective.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Derivatives Risk: Certain Underlying Funds may invest in derivatives. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Underlying Funds. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for an Underlying Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain

Prudential Day One Funds	245

Notes to Financial Statements (unaudited) (continued)

derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. The holdings of certain Underlying Funds can vary significantly from broad market indices and the performance of the Underlying Fund can deviate from the performance of these indices. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, interest rate risk, and junk bonds risk.

Credit risk: Credit risk is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to pay principal and interest when due or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by an Underlying Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Underlying Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Underlying Fund is subject. Not all securities in which the Underlying Funds invest are rated. Credit risk related to counterparties is especially important in the context of privately negotiated instruments.

Interest rate risk: Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of an Underlying Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the

246

Underlying Fund may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by an Underlying Fund may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. The Underlying Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies. The Underlying Funds may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds risk: Certain Underlying Funds may invest in high-yield bonds, commonly known as “junk bonds.” High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of

Prudential Day One Funds	247

Notes to Financial Statements (unaudited) (continued)

rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices.

248

These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: The value of your investment may decrease if judgments by the Fund’s subadviser or the subadvisers of the Underlying Funds about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Prudential Day One Funds	249

Notes to Financial Statements (unaudited) (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

New Fund Risk (applicable to Prudential Day One 2065 Fund only): The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for

250

shareholders. In addition, seed investors, such as the Manager, an affiliate of the Manager, or other entity, may contribute all or a majority of the assets to the Fund in order to facilitate commencement of the Fund’s operations or to facilitate the Fund’s achieving a certain size or scale. Seed investors may represent a controlling interest in the Fund. To the extent a seed investor in the Fund is an entity subject to domestic and/or international regulations governing banking or other financial institutions, changes in those regulations (e.g., capital requirements) or in the seed investor’s financial status may cause or require the seed investor to redeem its investment in the Fund when it otherwise would not choose to redeem that investment.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s, performance and can have adverse tax consequences.

Target Date/Income Risk: The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals; this will depend on the amount of money the investor has invested in the Fund, the length of time the investor has held its investment, the returns of the markets over time, the amount the investor spends in retirement, and the investor’s other assets and income sources. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.

10.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in

Prudential Day One Funds	251

Notes to Financial Statements (unaudited) (continued)

part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

252

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182
Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448	Prudential Day One 2065 Fund (Share Class R1)	PDOAX	74440V674
Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430	Prudential Day One 2065 Fund (Share Class R2)	PDODX	74440V666
Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422	Prudential Day One 2065 Fund (Share Class R3)	PDOEX	74440V658
Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414	Prudential Day One 2065 Fund (Share Class R4)	PDOFX	74440V641
Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398	Prudential Day One 2065 Fund (Share Class R5)	PDOGX	74440V633
Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380	Prudential Day One 2065 Fund (Share Class R6)	PDOHX	74440V625

MF236E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French Andrew R. French Secretary

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2022